                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

               POST-EFFECTIVE AMENDMENT NO. 8          [X]

            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT [X]
                                     OF 1940

               AMENDMENT NO. 8                         [X]
                        (CHECK APPROPRIATE BOX OR BOXES)

                       AMERICAN HERITAGE GROWTH FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                 1370 AVENUE OF THE AMERICAS, NEW YORK, NY       10019
                 -----------------------------------------------------
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)     (ZIP CODE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE 212-397-3900
                                                   ------------

JONATHAN B. REISMAN, 5100 TOWN CENTER CIRCLE, BOCA RATON, FL 33486
------------------------------------------------------------------
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

THE REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF SECURITIES UNDER THE SECURITIES ACT OF 1933 PURSUANT TO SECTION 24(f) OF THE INVESTMENT COMPANY ACT OF 1940. THE REGISTRANT'S RULE 24F-2 NOTICE FOR ITS FISCAL YEAR ENDED JANUARY 31, 1999 WAS FILED IN JULY 1999.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

[ ]  IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)      [ ]  ON (DATE) PURSUANT TO PARAGRAPH (b)

[X]  60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)      [ ]  ON (DATE) PURSUANT TO PARAGRAPH (a)(1)

[ ]  75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)      [ ]  ON (DATE) PURSUANT TO PARAGRAPH (a)(2) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

                                     PART A

                       AMERICAN HERITAGE GROWTH FUND, INC.

                                   PROSPECTUS

                                   ----------

        The Fund is a no-load mutual fund which seeks growth of capital.

AS WITH ALL MUTUAL FUNDS, NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                     , 1999

                                TABLE OF CONTENTS

RISK/RETURN SUMMARY..............................................................3

INVESTMENT OBJECTIVE AND PRINCIPALINVESTMENT STRATEGIES..........................7

FINANCIAL HIGHLIGHTS.............................................................8

MANAGEMENT'S DISCUSSION OF OUR PERFORMANCE.......................................8

MANAGEMENT.......................................................................8

PRICING OF SHARES................................................................9

PROCEDURES FOR BUYING FUND SHARES................................................9

PROCEDURES FOR REDEEMING FUND SHARES............................................10

DISTRIBUTIONS AND TAXES.........................................................11

SHAREHOLDER SERVICES............................................................11

CUSTODIAN AND TRANSFER AGENT....................................................12

                               RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

Our objective is to seek growth of capital by investing primarily in common stocks and securities convertible into or exchangeable for common stock.

PRINCIPAL INVESTMENT STRATEGIES

We invest in companies with medium and large market capitalizations which we believe have greater than average potential for capital growth. We also intend to continue to invest in small and virtually unknown companies, including companies that have never earned a profit.

PRINCIPAL RISKS

Investing in securities is inherently risky, and there is no guarantee that we will achieve our investment objective. In fact, you could lose money by investing in the Fund. The principal risks include:

- MARKET RISKS. The price of particular securities may fall because of declines in the stock market regardless of the success of individual companies' businesses.

- DIVERSIFICATION RISKS. We may invest in securities not listed in the Standard and Poor's 500 Index. These securities may perform poorly and the Standard and Poor's 500 Index as well as other recognized indices may outperform us.

- UNDERVALUED SECURITIES. We may purchase securities that we believe the market undervalues in relation to their actual worth. We assume that the market will ultimately recognize the actual worth of these companies, thus causing their stock prices to rise. The market may, however, indefinitely undervalue these securities, causing their prices to remain the same or decline.

- SECURITIES PAYING LITTLE OR NO DIVIDENDS. We often purchase the securities of companies that expect their earnings to rise and which pay little, if any, dividends. Those securities are risky because their stock prices often decline in market downturns.

- SPECULATIVE SECURITIES. From time to time we purchase speculative securities which may lose all or substantially all their value. In addition, because earnings, if any, tend to be less predictable, market prices are more volatile and the speculative securities less liquid than those of larger, more established companies. In the case of speculative debt securities, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. Speculative debt securities may include obligations of issuers that are in default or in bankruptcy when we believe that the prospect of capital appreciation outweighs the risk of investment. The risk of investing in those securities, as well as other debt securities, can be substantial because their value is based upon the ability of the issuer to make all required payments of interest and principal.

- MONEY MARKET SECURITIES. Under adverse market conditions, we could invest some or all of our assets in money market securities. Although we would do so only in seeking to avoid losses, it could reduce the benefit from any upswing in the market.

- EXPENSES. Because of our extremely small size, our aggregate annual operating expenses as a percentage of our net assets may be substantially higher than those of most other mutual funds. Prior to July 18, 1999, our investment advisor reimbursed us to the extent that those expenses, exclusive of interest, taxes, brokerage commissions, extraordinary expenses and a portion of our custodian fees attributable to investments in foreign countries, exceeded 2.5% of our average net assets.

- SHORT TERM TRADING. This practice may increase capital gains distributions, which in turn would increase your tax liability. Frequent trading will also increase our transaction costs, which may reduce our investment performance.

An investment in the Fund is not a complete investment program. You could lose money in the Fund, but you also have the potential to make money.

PAST PERFORMANCE

The bar chart and performance table below illustrate some of the risks of investing in the Fund. The bar chart shows the changes in our performance from year to year since we commenced operations on May 25, 1994. The performance table shows how our total return for calendar year ended December 31, 1998 and average annual total return from May 25, 1994 through December 31, 1998 compared with those of the Standard and Poor's 500 Index, a broad measure of market performance. When you review these charts, be aware that past investment performance does not necessarily indicate how we will perform in the future.

                                 [BAR CHART]

                  ANNUAL TOTAL RETURNS FOR EACH CALENDAR YEAR

1994*          1995      1996      1997      1998
16.24%         24.21%    -1.03%    -2.71%    -13.02%

*Since inception on May 25, 1994

During the periods shown above, our best quarter ended on December 31, 1998 when we had a return of approximately 20% and our worst quarter ended on September 30, 1998 when we had a return of approximately -31%. Our return from January 1, 1999 to September 30, 1999 was *_______*%.

                          AVERAGE ANNUAL TOTAL RETURNS

--------------------------------------------------------------------------
                                   Year Ended               May 25, 1994
                                    December                to December
                                    31, 1998                  31, 1998
--------------------------------------------------------------------------
      Fund                          -13.02%                     4.21%
--------------------------------------------------------------------------
     S&P 500                         29.14%                    26.92%
--------------------------------------------------------------------------

SHAREHOLDER FEES AND EXPENSES

THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES
                 (fees paid directly from your investment)

     Maximum sales charge (load) imposed on purchases
                 (as a percentage of offering price)                            None

     Maximum deferred sales charge (load)
                 (as a percentage of offering price)                            None

     Maximum sales charge (load) imposed on reinvested
                 dividends (as a percentage of offering price)                  None

     Redemption fee (as a percentage of amount redeemed)                        None

     Exchange fee                                                               None

     Maximum Account Fee                                                        None

ANNUAL FUND OPERATING EXPENSES
                 (expenses deducted from Fund assets)

     Management fees                                                            1.25% (1)

     Distribution (12b-1) and service fees                                      None
     Other expenses                                                             2.25% (2)

                 Total annual Fund operating expenses                            3.5% (2)

(1) The fee with respect to any average net assets in excess of $100 million is 1%.

(2) Prior to July 18, 1999, our investment advisor reimbursed us to the extent that our aggregate annual operating expenses as a percentage of our net assets, exclusive of interest, taxes, brokerage commissions, extraordinary expenses and a portion of our custodian fees attributable to investments in foreign countries, exceeded 2.5% of our average net assets. Therefore, we have estimated our future total annual Fund operating expenses.

EXPENSE EXAMPLE

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

-      you invest $10,000 in the Fund for the time periods indicated;

-      you redeem all your shares at the end of those time periods;

-      your investment has a 5% return each year; and

-      our operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

----------------------------------------------------------------------------------------------------
 Number of Years            1                    3                      5                      10
----------------------------------------------------------------------------------------------------
                           $368               $1,117                $1,887                  $3,902
----------------------------------------------------------------------------------------------------

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other mutual funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you redeem your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

                       INVESTMENT OBJECTIVE AND PRINCIPAL
                              INVESTMENT STRATEGIES

Our investment objective is to seek growth of capital. Our investment objective cannot be changed without shareholder approval. Although we use income to evaluate its investments, we do not invest for income. We seek capital appreciation by investing primarily in companies that we believe have above average potential for growth or whose securities are undervalued in the market.

Under normal circumstances, more than 80% of the value of our investments, other than cash and cash equivalents, will consist of common stocks and securities convertible into or exchangeable for common stocks such as convertible preferred stocks and convertible debt securities. We intend to invest primarily in securities issued by companies with medium and large market capitalizations. We also intend to continue to make speculative investments in small and virtually unknown companies, including companies that have never earned a profit.

To a limited degree, we may invest in non-convertible preferred stocks and debt securities, such as corporate bonds and debentures and securities issued by the United States Government and its instrumentalities, when they are believed to offer opportunities for growth of capital or are desirable in the light of prevailing market or economic conditions. Debt securities we purchase may be either "investment grade" or speculative. Generally, debt securities which are believed to offer opportunities for growth of capital, including securities referred to as "junk bonds," may be purchased by us when we believe (a) interest rates will decline and, therefore, the value of the debt securities will increase, or (b) their market value is likely to appreciate due to factors affecting specific issuers.

We may engage in active and frequent trading.

We buy securities based upon our belief that the market has undervalued them in relation to their actual worth or because of the potential growth of the issuer of the securities. We often blend both approaches in making our selections. In determining which securities to sell, we select securities which we believe will not yield performance we seek based primarily upon the foregoing criteria.

We may, from time to time, take temporary defensive positions that are inconsistent with our principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. During any time that we take a defensive position, we may not achieve our investment objective. Although we normally invest according to our investment strategy, we may invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes. We have taken defensive positions for relatively long periods of time.

The value of our investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Although we may use various investment techniques to hedge a portion of our risks, we cannot assure you that these techniques will work as we intend. We seek to spread investment risk by diversifying our holdings among many companies and industries. When you sell or redeem your shares, they may be worth more or less than what you paid for them.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand our financial performance for the period of our operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that as investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Mathieson Aitken Jemison, LLP, whose report, along with our financial statements, are included in annual report, which is available upon request.

                     AMERICAN HERITAGE GROWTH FUND, INC.
                       FINANCIAL HIGHLIGHTS AND RELATED
                           RATIOS/SUPPLEMENTAL DATA
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                 FOR THE       FOR THE       FOR THE       FOR THE       FOR THE PERIOD
                               YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    FROM MAY 25, 1994**
                               JANUARY 31,   JANUARY 31,   JANUARY 31,   JANUARY 31,   THROUGH JANUARY 31,
                                  1999          1998          1997          1996              1995
                               -----------   -----------   -----------   -----------   -------------------
Net asset value, beginning of
  period.....................  $     0.14    $     0.16    $     1.66    $     3.57        $     5.00
Income from investment
  operations:
  Net investment income......        0.00          0.00          0.24          1.51              2.17
Net losses on securities
  (both realized and
  unrealized)................       (0.01)        (0.01)        (0.32)        (0.69)            (1.24)
                               ----------    ----------    ----------    ----------        ----------
Total from investment
  operations.................       (0.01)        (0.01)        (0.08)         0.82              0.93
Less distributions:
  Dividends (from net
     investment income)......        0.00         (0.01)        (1.42)        (2.73)            (2.36)
  Distribution (from net
     realized gains on
     investments)............        0.00          0.00          0.00          0.00              0.00
  Returns of capital.........        0.00          0.00          0.00          0.00              0.00
                               ----------    ----------    ----------    ----------        ----------
Total Distributions..........        0.00         (0.01)        (1.42)        (2.72)            (2.36)
                               ----------    ----------    ----------    ----------        ----------
Net asset value, end of
  period.....................  $     0.13    $     0.14    $     0.16    $     1.66        $     3.57
                               ==========    ==========    ==========    ==========        ==========
Total return.................     (7.14)%       (9.00)%       (4.66)%        29.48%            30.42%*
Net assets, end of period....  $  870,880    $1,162,294    $2,240,860    $4,932,970        $3,898,560
Ratio of expenses to average
  net assets.................       2.50%         2.67%         2.81%         2.62%             2.50%*
Ratio of net investment
  income (loss) to average
  net assets.................      (.94)%       (1.25)%        25.97%        44.46%            63.52%*
Portfolio turnover rate......     274.25%       172.20%     1,378.14%     4,262.64%         3,213.89%

 * Annualized

** Commencement of operations

                   MANAGEMENT'S DISCUSSION OF OUR PERFORMANCE

During our fiscal year ended January 31, 1999, the factors that materially affected our performance were the poor performance of our holdings in medium to small capitalization technology and health care companies.

COMPARISON OF A $10,000 INVESTMENT IN THE FUND

AVERAGE ANNUAL TOTAL RETURN

  May 25, 1994 through Jan. 31, 1999:
               5.86%

  Jan. 31 1998 through Jan. 31, 1999:
              -6.37%

                                  [LINE GRAPH]

[PLOT POINTS FOR THIS LINE GRAPH ARE ON PAGES 19.01-19.33 FOLLOWING THIS PAGE]

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

                                   MANAGEMENT

American Heritage Management Corporation (AHMC ), 1370 Avenue of the Americas, New York, New York 10019 has been our investment adviser since our inception. Since 1990, AHMC has provided investment advice to The American Heritage Fund, Inc. AHMC provides continuous investment advice to us and places orders for purchases and sales of our securities.

We make our investment decisions based upon advice furnished to us by AHMC.

For the fiscal year ended January 31, 1999, the investment advisory fee represented 1.25% of our average net assets.

Heiko H. Thieme is our portfolio manager and has been primarily responsible for the day-to-day management of our portfolio since our inception. Mr. Thieme also renders investment advice to one U.S. and two foreign investment companies and is the Chief Executive Officer of a securities broker-dealer.

                                PRICING OF SHARES

The price at which you buy and redeem our shares is the net asset value (NAV) per share. The NAV represents the value of our total assets less our liabilities. The NAV per share is generally calculated as of the close of the regular trading session of the New York Stock Exchange. Our shares will not be priced on the days when the New York Stock Exchange is closed. Our shares will be priced on national holidays on which the New York Stock Exchange is open for trading. In calculating NAV, portfolio securities will be valued at market value when there is a reliable quotation available for the securities. The value of all other assets will be determined by our Board of Directors or members of a committee of our Board of Directors at amounts which they think represent their fair value.

                            FILE NAME: AHGF

     ------------------------------------------------------------------------------------------------------  ----------------------
                                     AMERICAN HERITAGE GROWTH FUND, INC.                                     STANDARD & POOR'S 500
     ------------------------------------------------------------------------------------------------------  ----------------------
                                                     TOTAL                MONTHLY     QUARTERLY    ANNUAL
                                      NUMBER      REDEEMABLE    RATE OF   RATE OF     RATE OF      RATE OF                 NUMBER
           DATE       PRICE/SHR      OF SHARES      VALUE       RETURN    RETURN       RETURN       RETURN   PRICE/SHR    OF SHARES
     ------------------------------------------------------------------------------------------------------  ----------------------
   1    25-May-94      5.000000      2,000.0000     $10,000     0.00%                                          456.34        0.0000
   2    26-May-94      5.000000      2,000.0000     $10,000     0.00%                                          457.06       21.9135
   3    27-May-94      5.000000      2,000.0000     $10,000     0.00%                                          457.33       21.9135
   4    28-May-94      5.000000      2,000.0000     $10,000     0.00%                                          457.33       21.9178
   5    29-May-94      5.000000      2,000.0000     $10,000     0.00%                                          457.33       21.9178
   6    30-May-94      5.000000      2,000.0000     $10,000     0.00%                                          457.33       21.9178
   7    31-May-94      5.000000      2,000.0000     $10,000     0.00%       0.00%                              456.51       21.9178
   8    01-Jun-94      5.000000      2,000.0000     $10,000     0.00%                                          457.63       21.9183
   9    02-Jun-94      5.000000      2,000.0000     $10,000     0.00%                                          457.65       21.9200
  10    03-Jun-94      5.000000      2,000.0000     $10,000     0.00%                                          460.13       21.9251
  11    04-Jun-94      5.000000      2,000.0000     $10,000     0.00%                                          460.13       21.9262
  12    05-Jun-94      5.000000      2,000.0000     $10,000     0.00%                                          460.13       21.9262
  13    06-Jun-94      5.000000      2,000.0000     $10,000     0.00%                                          458.88       21.9262
  14    07-Jun-94      5.000000      2,000.0000     $10,000     0.00%                                          458.21       21.9308
  15    08-Jun-94      5.000000      2,000.0000     $10,000     0.00%                                          457.06       21.9321
  16    09-Jun-94      5.000000      2,000.0000     $10,000     0.00%                                          457.86       21.9323
  17    10-Jun-94      5.000000      2,000.0000     $10,000     0.00%                                          458.67       21.9425
  18    11-Jun-94      5.000000      2,000.0000     $10,000     0.00%                                          458.67       21.9427
  19    12-Jun-94      5.000000      2,000.0000     $10,000     0.00%                                          458.67       21.9427
  20    13-Jun-94      5.000000      2,000.0000     $10,000     0.00%                                          459.10       21.9427
  21    14-Jun-94      5.000000      2,000.0000     $10,000     0.00%                                          462.37       21.9437
  22    15-Jun-94      5.050000      2,000.0000     $10,100     1.00%                                          460.61       21.9448
  23    16-Jun-94      5.050000      2,000.0000     $10,100     1.00%                                          461.93       21.9459
  24    17-Jun-94      5.050000      2,000.0000     $10,100     1.00%                                          458.45       21.9474
  25    18-Jun-94      5.050000      2,000.0000     $10,100     1.00%                                          458.45       21.9474
  26    19-Jun-94      5.050000      2,000.0000     $10,100     1.00%                                          458.45       21.9474
  27    20-Jun-94      5.050000      2,000.0000     $10,100     1.00%                                          455.48       21.9474
  28    21-Jun-94      5.050000      2,000.0000     $10,100     1.00%                                          451.34       21.9477
  29    22-Jun-94      5.050000      2,000.0000     $10,100     1.00%                                          453.09       21.9479
  30    23-Jun-94      5.050000      2,000.0000     $10,100     1.00%                                          449.63       21.9480
  31    24-Jun-94      5.050000      2,000.0000     $10,100     1.00%                                          442.80       21.9482
  32    25-Jun-94      5.050000      2,000.0000     $10,100     1.00%                                          442.80       21.9579
  33    26-Jun-94      5.050000      2,000.0000     $10,100     1.00%                                          442.80       21.9579
  34    27-Jun-94      5.050000      2,000.0000     $10,100     1.00%                                          447.31       21.9579
  35    28-Jun-94      5.050000      2,000.0000     $10,100     1.00%                                          446.07       21.9608
  36    29-Jun-94      5.050000      2,000.0000     $10,100     1.00%                                          447.63       21.9664
  37    30-Jun-94      5.050000      2,000.0000     $10,100     1.00%       1.00%        1.00%                 444.27       21.9686
  38    01-Jul-94      5.050000      2,000.0000     $10,100     1.00%                                          446.20       21.9696
  39    02-Jul-94      5.050000      2,000.0000     $10,100     1.00%                                          446.20       21.9746
  40    03-Jul-94      5.050000      2,000.0000     $10,100     1.00%                                          446.20       21.9746
  41    04-Jul-94      5.050000      2,000.0000     $10,100     1.00%                                          446.20       21.9746
  42    05-Jul-94      5.050000      2,000.0000     $10,100     1.00%                                          446.37       21.9746
  43    06-Jul-94      5.050000      2,000.0000     $10,100     1.00%                                          446.13       21.9806
  44    07-Jul-94      5.060000      2,000.0000     $10,120     1.20%                                          448.38       21.9812
  45    08-Jul-94      5.070000      2,000.0000     $10,140     1.40%                                          449.55       21.9812
  46    09-Jul-94      5.070000      2,000.0000     $10,140     1.40%                                          449.55       21.9812
  47    10-Jul-94      5.070000      2,000.0000     $10,140     1.40%                                          449.55       21.9812
  48    11-Jul-94      5.080000      2,000.0000     $10,160     1.60%                                          449.55       21.9812
  49    12-Jul-94      5.080000      2,000.0000     $10,160     1.60%                                          447.95       21.9839

     ------------------------------------------------------------------
                     STANDARD & POOR'S 500
     ------------------------------------------------------------------
                   INCR IN SHS    SH. PR.       TOTAL
             DIV/     DUE TO      BEFORE      REDEEMABLE     RATE OF
             SHARE    DIVIDEND      DIV           VALUE         RETURN
     ------------------------------------------------------------------
   1                              21.913486     $10,000.00      0.0000%
   2                  0.000000    21.913486     $10,015.78      0.1578%
   3        0.090     0.004312    21.917798     $10,023.67      0.2367%
   4                  0.000000    21.917798     $10,023.67      0.2367%
   5                  0.000000    21.917798     $10,023.67      0.2367%
   6                  0.000000    21.917798     $10,023.67      0.2367%
   7        0.010     0.000480    21.918278     $10,005.91      0.0591%
   8        0.036     0.001724    21.920002     $10,031.25      0.3125%
   9        0.107     0.005125    21.925127     $10,034.03      0.3403%
  10        0.023     0.001096    21.926223     $10,088.91      0.8891%
  11                  0.000000    21.926223     $10,088.91      0.8891%
  12                  0.000000    21.926223     $10,088.91      0.8891%
  13        0.096     0.004587    21.930810     $10,063.61      0.6361%
  14        0.026     0.001244    21.932055     $10,049.49      0.4949%
  15        0.006     0.000288    21.932343     $10,024.40      0.2440%
  16        0.212     0.010155    21.942498     $10,046.59      0.4659%
  17        0.004     0.000191    21.942689     $10,064.45      0.6445%
  18                  0.000000    21.942689     $10,064.45      0.6445%
  19                  0.000000    21.942689     $10,064.45      0.6445%
  20        0.021     0.001004    21.943693     $10,074.35      0.7435%
  21        0.023     0.001092    21.944784     $10,146.61      1.4661%
  22        0.023     0.001096    21.945880     $10,108.49      1.0849%
  23        0.032     0.001520    21.947401     $10,138.16      1.3816%
  24                  0.000000    21.947401     $10,061.79      0.6179%
  25                  0.000000    21.947401     $10,061.79      0.6179%
  26                  0.000000    21.947401     $10,061.79      0.6179%
  27        0.007     0.000337    21.947738     $ 9,996.76     -0.0324%
  28        0.004     0.000195    21.947932     $ 9,905.98     -0.9402%
  29        0.002     0.000097    21.948029     $ 9,944.43     -0.5557%
  30        0.003     0.000146    21.948176     $ 9,868.56     -1.3144%
  31        0.197     0.009765    21.957940     $ 9,722.98     -2.7702%
  32                  0.000000    21.957940     $ 9,722.98     -2.7702%
  33                  0.000000    21.957940     $ 9,722.98     -2.7702%
  34        0.059     0.002896    21.960837     $ 9,823.30     -1.7670%
  35        0.113     0.005563    21.966400     $ 9,798.55     -2.0145%
  36        0.045     0.002208    21.968608     $ 9,833.81     -1.6619%
  37        0.020     0.000989    21.969597     $ 9,760.43     -2.3957%
  38        0.101     0.004973    21.974570     $ 9,805.05     -1.9495%
  39                  0.000000    21.974570     $ 9,805.05     -1.9495%
  40                  0.000000    21.974570     $ 9,805.05     -1.9495%
  41                  0.000000    21.974570     $ 9,805.05     -1.9495%
  42        0.123     0.006055    21.980625     $ 9,811.49     -1.8851%
  43        0.012     0.000591    21.981216     $ 9,806.48     -1.9352%
  44                  0.000000    21.981216     $ 9,855.94     -1.4406%
  45                  0.000000    21.981216     $ 9,881.66     -1.1834%
  46                  0.000000    21.981216     $ 9,881.66     -1.1834%
  47                  0.000000    21.981216     $ 9,881.66     -1.1834%
  48        0.055     0.002689    21.983906     $ 9,882.86     -1.1714%
  49        0.002     0.000098    21.984004     $ 9,847.73     -1.5227%

     ------------------------------------------------------------------------------------------------------  ----------------------
                                                        AMERICAN HERITAGE GROWTH FUND, INC.                   STANDARD & POOR'S 500
     ------------------------------------------------------------------------------------------------------  ----------------------
                                                     TOTAL                MONTHLY     QUARTERLY    ANNUAL
                                      NUMBER      REDEEMABLE    RATE OF   RATE OF     RATE OF      RATE OF                 NUMBER
           DATE       PRICE/SHR      OF SHARES      VALUE       RETURN    RETURN       RETURN       RETURN   PRICE/SHR    OF SHARES
     ------------------------------------------------------------------------------------------------------  ----------------------
  50    13-Jul-94      5.080000      2,000.0000     $10,160     1.60%                                          448.73       21.9840
  51    14-Jul-94      5.090000      2,000.0000     $10,180     1.80%                                          453.41       21.9840
  52    15-Jul-94      5.110000      2,000.0000     $10,220     2.20%                                          454.16       21.9863
  53    16-Jul-94      5.110000      2,000.0000     $10,220     2.20%                                          454.16       21.9863
  54    17-Jul-94      5.110000      2,000.0000     $10,220     2.20%                                          454.16       21.9863
  55    18-Jul-94      5.100000      2,000.0000     $10,200     2.00%                                          455.22       21.9863
  56    19-Jul-94      5.080000      2,000.0000     $10,160     1.60%                                          453.86       21.9886
  57    20-Jul-94      5.070000      2,000.0000     $10,140     1.40%                                          451.60       21.9895
  58    21-Jul-94      5.100000      2,000.0000     $10,200     2.00%                                          452.61       21.9895
  59    22-Jul-94      5.240000      2,000.0000     $10,480     4.80%                                          453.11       21.9895
  60    23-Jul-94      5.240000      2,000.0000     $10,480     4.80%                                          453.11       21.9895
  61    24-Jul-94      5.240000      2,000.0000     $10,480     4.80%                                          453.11       21.9895
  62    25-Jul-94      5.240000      2,000.0000     $10,480     4.80%                                          454.25       21.9895
  63    26-Jul-94      5.300000      2,000.0000     $10,600     6.00%                                          453.36       21.9933
  64    27-Jul-94      5.320000      2,000.0000     $10,640     6.40%                                          452.57       21.9958
  65    28-Jul-94      5.330000      2,000.0000     $10,660     6.60%                                          454.24       21.9973
  66    29-Jul-94      5.360000      2,000.0000     $10,720     7.20%                                          458.26       21.9973
  67    30-Jul-94      5.360000      2,000.0000     $10,720     7.20%                                          458.26       21.9983
  68    31-Jul-94      5.360000      2,000.0000     $10,720     7.20%       6.14%                              458.26       21.9983
  69    01-Aug-94      5.360000      2,000.0000     $10,720     7.20%                                          461.01       21.9983
  70    02-Aug-94      5.360000      2,000.0000     $10,720     7.20%                                          460.56       22.0042
  71    03-Aug-94      5.360000      2,000.0000     $10,720     7.20%                                          461.46       22.0112
  72    04-Aug-94      5.340000      2,000.0000     $10,680     6.80%                                          458.40       22.0120
  73    05-Aug-94      5.350000      2,000.0000     $10,700     7.00%                                          457.09       22.0183
  74    06-Aug-94      5.350000      2,000.0000     $10,700     7.00%                                          457.09       22.0191
  75    07-Aug-94      5.350000      2,000.0000     $10,700     7.00%                                          457.09       22.0191
  76    08-Aug-94      5.360000      2,000.0000     $10,720     7.20%                                          457.89       22.0191
  77    09-Aug-94      5.370000      2,000.0000     $10,740     7.40%                                          457.92       22.0240
  78    10-Aug-94      5.390000      2,000.0000     $10,780     7.80%                                          460.30       22.0345
  79    11-Aug-94      5.370000      2,000.0000     $10,740     7.40%                                          458.88       22.0366
  80    12-Aug-94      5.390000      2,000.0000     $10,780     7.80%                                          461.95       22.0376
  81    13-Aug-94      5.390000      2,000.0000     $10,780     7.80%                                          461.95       22.0389
  82    14-Aug-94      5.390000      2,000.0000     $10,780     7.80%                                          461.95       22.0389
  83    15-Aug-94      5.380000      2,000.0000     $10,760     7.60%                                          461.23       22.0389
  84    16-Aug-94      5.370000      2,000.0000     $10,740     7.40%                                          465.01       22.0457
  85    17-Aug-94      5.360000      2,000.0000     $10,720     7.20%                                          465.17       22.0491
  86    18-Aug-94      5.340000      2,000.0000     $10,680     6.80%                                          463.17       22.0502
  87    19-Aug-94      5.350000      2,000.0000     $10,700     7.00%                                          463.68       22.0510
  88    20-Aug-94      5.350000      2,000.0000     $10,700     7.00%                                          463.68       22.0517
  89    21-Aug-94      5.350000      2,000.0000     $10,700     7.00%                                          463.68       22.0517
  90    22-Aug-94      5.340000      2,000.0000     $10,680     6.80%                                          462.31       22.0517
  91    23-Aug-94      5.400000      2,000.0000     $10,800     8.00%                                          464.51       22.0544
  92    24-Aug-94      5.450000      2,000.0000     $10,900     9.00%                                          469.03       22.0547
  93    25-Aug-94      5.450000      2,000.0000     $10,900     9.00%                                          468.08       22.0560
  94    26-Aug-94      5.480000      2,000.0000     $10,960     9.60%                                          473.80       22.0592
  95    27-Aug-94      5.480000      2,000.0000     $10,960     9.60%                                          473.80       22.0642
  96    28-Aug-94      5.480000      2,000.0000     $10,960     9.60%                                          473.80       22.0642
  97    29-Aug-94      5.500000      2,000.0000     $11,000    10.00%                                          474.59       22.0642
  98    30-Aug-94      5.510000      2,000.0000     $11,020    10.20%                                          476.07       22.0683
  99    31-Aug-94      5.480000      2,000.0000     $10,960     9.60%       2.24%                              475.50       22.0696
 100    01-Sep-94      5.480000      2,000.0000     $10,960     9.60%                                          473.17       22.0704
 101    02-Sep-94      5.470000      2,000.0000     $10,940     9.40%                                          470.99       22.0741
 102    03-Sep-94      5.470000      2,000.0000     $10,940     9.40%                                          470.99       22.0806
 103    04-Sep-94      5.470000      2,000.0000     $10,940     9.40%                                          470.99       22.0806


     ----------------------------------------------------------------
                   STANDARD & POOR'S 500
     ----------------------------------------------------------------
                 INCR IN SHS    SH. PR.       TOTAL
           DIV/     DUE TO      BEFORE      REDEEMABLE     RATE OF
           SHARE    DIVIDEND      DIV           VALUE         RETURN
     ----------------------------------------------------------------
  50                0.000000    21.984004     $ 9,864.88     -1.3512%
  51      0.048     0.002327    21.986331     $ 9,968.82     -0.3118%
  52                0.000000    21.986331     $ 9,985.31     -0.1469%
  53                0.000000    21.986331     $ 9,985.31     -0.1469%
  54                0.000000    21.986331     $ 9,985.31     -0.1469%
  55      0.047     0.002270    21.988601     $10,009.65      0.0965%
  56      0.018     0.000872    21.989473     $ 9,980.14     -0.1986%
  57                0.000000    21.989473     $ 9,930.45     -0.6955%
  58                0.000000    21.989473     $ 9,952.66     -0.4734%
  59                0.000000    21.989473     $ 9,963.65     -0.3635%
  60                0.000000    21.989473     $ 9,963.65     -0.3635%
  61                0.000000    21.989473     $ 9,963.65     -0.3635%
  62      0.080     0.003873    21.993346     $ 9,990.48     -0.0952%
  63      0.050     0.002426    21.995772     $ 9,972.00     -0.2800%
  64      0.032     0.001555    21.997327     $ 9,955.33     -0.4467%
  65                0.000000    21.997327     $ 9,992.07     -0.0793%
  66      0.020     0.000960    21.998287     $10,080.93      0.8093%
  67                0.000000    21.998287     $10,080.93      0.8093%
  68                0.000000    21.998287     $10,080.93      0.8093%
  69      0.123     0.005869    22.004156     $10,144.14      1.4414%
  70      0.147     0.007023    22.011179     $10,137.47      1.3747%
  71      0.018     0.000859    22.012038     $10,157.68      1.5768%
  72      0.131     0.006291    22.018328     $10,093.20      0.9320%
  73      0.015     0.000723    22.019051     $10,064.69      0.6469%
  74                0.000000    22.019051     $10,064.69      0.6469%
  75                0.000000    22.019051     $10,064.69      0.6469%
  76      0.102     0.004905    22.023956     $10,084.55      0.8455%
  77      0.220     0.010581    22.034537     $10,090.06      0.9006%
  78      0.044     0.002106    22.036643     $10,143.47      1.4347%
  79      0.020     0.000960    22.037604     $10,112.62      1.1262%
  80      0.027     0.001288    22.038892     $10,180.87      1.8087%
  81                0.000000    22.038892     $10,180.87      1.8087%
  82                0.000000    22.038892     $10,180.87      1.8087%
  83      0.142     0.006785    22.045677     $10,168.13      1.6813%
  84      0.073     0.003461    22.049138     $10,253.07      2.5307%
  85      0.022     0.001043    22.050181     $10,257.08      2.5708%
  86      0.017     0.000809    22.050990     $10,213.36      2.1336%
  87      0.014     0.000666    22.051656     $10,224.91      2.2491%
  88                0.000000    22.051656     $10,224.91      2.2491%
  89                0.000000    22.051656     $10,224.91      2.2491%
  90      0.057     0.002719    22.054375     $10,195.96      1.9596%
  91      0.006     0.000285    22.054659     $10,244.61      2.4461%
  92      0.028     0.001317    22.055976     $10,344.91      3.4491%
  93      0.069     0.003251    22.059227     $10,325.48      3.2548%
  94      0.106     0.004935    22.064162     $10,454.00      4.5400%
  95                0.000000    22.064162     $10,454.00      4.5400%
  96                0.000000    22.064162     $10,454.00      4.5400%
  97      0.088     0.004091    22.068254     $10,473.37      4.7337%
  98      0.029     0.001344    22.069598     $10,506.67      5.0667%
  99      0.017     0.000789    22.070387     $10,494.47      4.9447%
 100      0.079     0.003685    22.074072     $10,444.79      4.4479%
 101      0.139     0.006515    22.080586     $10,399.74      3.9974%
 102                0.000000    22.080586     $10,399.74      3.9974%
 103                0.000000    22.080586     $10,399.74      3.9974%

     ------------------------------------------------------------------------------------------------------  ----------------------
                                                        AMERICAN HERITAGE GROWTH FUND, INC.                   STANDARD & POOR'S 500
     ------------------------------------------------------------------------------------------------------  ----------------------
                                                     TOTAL                MONTHLY     QUARTERLY    ANNUAL
                                      NUMBER      REDEEMABLE    RATE OF   RATE OF     RATE OF      RATE OF                 NUMBER
           DATE       PRICE/SHR      OF SHARES      VALUE       RETURN    RETURN       RETURN       RETURN   PRICE/SHR    OF SHARES
     ------------------------------------------------------------------------------------------------------  ----------------------
 104    05-Sep-94      5.470000      2,000.0000     $10,940     9.40%                                          470.99       22.0806
 105    06-Sep-94      5.490000      2,000.0000     $10,980     9.80%                                          471.86       22.0806
 106    07-Sep-94      5.490000      2,000.0000     $10,980     9.80%                                          470.99       22.0816
 107    08-Sep-94      5.510000      2,000.0000     $11,020    10.20%                                          473.14       22.0819
 108    09-Sep-94      5.480000      2,000.0000     $10,960     9.60%                                          468.18       22.0827
 109    10-Sep-94      5.480000      2,000.0000     $10,960     9.60%                                          468.18       22.0926
 110    11-Sep-94      5.480000      2,000.0000     $10,960     9.60%                                          468.18       22.0926
 111    12-Sep-94      5.480000      2,000.0000     $10,960     9.60%                                          466.21       22.0926
 112    13-Sep-94      5.530000      2,000.0000     $11,060    10.60%                                          467.52       22.0940
 113    14-Sep-94      5.540000      2,000.0000     $11,080    10.80%                                          468.80       22.0949
 114    15-Sep-94      5.590000      2,000.0000     $11,180    11.80%                                          474.81       22.0949
 115    16-Sep-94      5.600000      2,000.0000     $11,200    12.00%                                          471.19       22.0966
 116    17-Sep-94      5.600000      2,000.0000     $11,200    12.00%                                          471.19       22.0966
 117    18-Sep-94      5.600000      2,000.0000     $11,200    12.00%                                          471.19       22.0966
 118    19-Sep-94      5.590000      2,000.0000     $11,180    11.80%                                          470.85       22.0966
 119    20-Sep-94      5.600000      2,000.0000     $11,200    12.00%                                          463.36       22.1054
 120    21-Sep-94      5.600000      2,000.0000     $11,200    12.00%                                          461.46       22.1063
 121    22-Sep-94      5.600000      2,000.0000     $11,200    12.00%                                          461.27       22.1066
 122    23-Sep-94      5.610000      2,000.0000     $11,220    12.20%                                          459.67       22.1066
 123    24-Sep-94      5.610000      2,000.0000     $11,220    12.20%                                          459.67       22.1067
 124    25-Sep-94      5.610000      2,000.0000     $11,220    12.20%                                          459.67       22.1067
 125    26-Sep-94      5.590000      2,000.0000     $11,180    11.80%                                          460.82       22.1067
 126    27-Sep-94      5.630000      2,000.0000     $11,260    12.60%                                          462.05       22.1210
 127    28-Sep-94      5.710000      2,000.0000     $11,420    14.20%                                          464.81       22.1215
 128    29-Sep-94      5.690000      2,000.0000     $11,380    13.80%                                          462.24       22.1217
 129    30-Sep-94      5.700000      2,000.0000     $11,400    14.00%       4.01%       12.87%                 462.71       22.1250
 130    01-Oct-94      5.700000      2,000.0000     $11,400    14.00%                                          462.71       22.1263
 131    02-Oct-94      5.700000      2,000.0000     $11,400    14.00%                                          462.71       22.1263
 132    03-Oct-94      5.680000      2,000.0000     $11,360    13.60%                                          461.74       22.1263
 133    04-Oct-94      5.630000      2,000.0000     $11,260    12.60%                                          454.59       22.1342
 134    05-Oct-94      5.610000      2,000.0000     $11,220    12.20%                                          453.52       22.1393
 135    06-Oct-94      5.580000      2,000.0000     $11,160    11.60%                                          452.36       22.1393
 136    07-Oct-94      5.600000      2,000.0000     $11,200    12.00%                                          455.10       22.1396
 137    08-Oct-94      5.600000      2,000.0000     $11,200    12.00%                                          455.10       22.1421
 138    09-Oct-94      5.600000      2,000.0000     $11,200    12.00%                                          455.10       22.1421
 139    10-Oct-94      5.620000      2,000.0000     $11,240    12.40%                                          459.04       22.1421
 140    11-Oct-94      5.660000      2,000.0000     $11,320    13.20%                                          465.79       22.1421
 141    12-Oct-94      5.670000      2,000.0000     $11,340    13.40%                                          465.47       22.1429
 142    13-Oct-94      5.690000      2,000.0000     $11,380    13.80%                                          467.79       22.1429
 143    14-Oct-94      5.710000      2,000.0000     $11,420    14.20%                                          469.10       22.1429
 144    15-Oct-94      5.710000      2,000.0000     $11,420    14.20%                                          469.10       22.1449
 145    16-Oct-94      5.710000      2,000.0000     $11,420    14.20%                                          469.10       22.1449
 146    17-Oct-94      5.720000      2,000.0000     $11,440    14.40%                                          468.96       22.1449
 147    18-Oct-94      5.710000      2,000.0000     $11,420    14.20%                                          467.66       22.1470
 148    19-Oct-94      5.730000      2,000.0000     $11,460    14.60%                                          470.28       22.1475
 149    20-Oct-94      5.720000      2,000.0000     $11,440    14.40%                                          466.85       22.1479
 150    21-Oct-94      5.710000      2,000.0000     $11,420    14.20%                                          464.89       22.1479
 151    22-Oct-94      5.710000      2,000.0000     $11,420    14.20%                                          464.89       22.1479
 152    23-Oct-94      5.710000      2,000.0000     $11,420    14.20%                                          464.89       22.1479
 153    24-Oct-94      5.690000      2,000.0000     $11,380    13.80%                                          460.83       22.1479
 154    25-Oct-94      5.680000      2,000.0000     $11,360    13.60%                                          461.52       22.1496
 155    26-Oct-94      5.700000      2,000.0000     $11,400    14.00%                                          462.61       22.1524
 156    27-Oct-94      5.720000      2,000.0000     $11,440    14.40%                                          465.85       22.1550
 157    28-Oct-94      5.750000      2,000.0000     $11,500    15.00%                                          473.77       22.1550


     ------------------------------------------------------------------
                     STANDARD & POOR'S 500
     ------------------------------------------------------------------
                    INCR IN SHS    SH. PR.       TOTAL
             DIV/     DUE TO      BEFORE      REDEEMABLE     RATE OF
             SHARE    DIVIDEND      DIV           VALUE         RETURN
     ------------------------------------------------------------------
104                   0.000000    22.080586     $10,399.74     3.9974%
105           0.022   0.001029    22.081616     $10,419.43     4.1943%
106           0.007   0.000328    22.081944     $10,400.37     4.0037%
107           0.016   0.000747    22.082691     $10,448.20     4.4820%
108           0.210   0.009905    22.092596     $10,343.31     3.4331%
109                   0.000000    22.092596     $10,343.31     3.4331%
110                   0.000000    22.092596     $10,343.31     3.4331%
111           0.029   0.001374    22.093970     $10,300.43     3.0043%
112           0.019   0.000898    22.094868     $10,329.79     3.2979%
113           0.001   0.000047    22.094915     $10,358.10     3.5810%
114           0.036   0.001675    22.096590     $10,491.68     4.9168%
115                   0.000000    22.096590     $10,411.69     4.1169%
116                   0.000000    22.096590     $10,411.69     4.1169%
117                   0.000000    22.096590     $10,411.69     4.1169%
118           0.187   0.008776    22.105366     $10,408.31     4.0831%
119           0.020   0.000954    22.106320     $10,243.18     2.4318%
120           0.006   0.000287    22.106608     $10,201.32     2.0132%
121                   0.000000    22.106608     $10,197.11     1.9711%
122           0.002   0.000096    22.106704     $10,161.79     1.6179%
123                   0.000000    22.106704     $10,161.79     1.6179%
124                   0.000000    22.106704     $10,161.79     1.6179%
125           0.299   0.014344    22.121048     $10,193.82     1.9382%
126           0.010   0.000479    22.121526     $10,221.25     2.2125%
127           0.003   0.000143    22.121669     $10,282.37     2.8237%
128           0.069   0.003302    22.124971     $10,227.05     2.2705%
129           0.028   0.001339    22.126310     $10,238.07     2.3807%
130                   0.000000    22.126310     $10,238.07     2.3807%
131                   0.000000    22.126310     $10,238.07     2.3807%
132           0.164   0.007859    22.134169     $10,220.23     2.2023%
133           0.106   0.005161    22.139330     $10,064.32     0.6432%
134                   0.000000    22.139330     $10,040.63     0.4063%
135           0.006   0.000294    22.139624     $10,015.08     0.1508%
136           0.051   0.002481    22.142105     $10,076.87     0.7687%
137                   0.000000    22.142105     $10,076.87     0.7687%
138                   0.000000    22.142105     $10,076.87     0.7687%
139                   0.000000    22.142105     $10,164.11     1.6411%
140           0.016   0.000761    22.142866     $10,313.93     3.1393%
141                   0.000000    22.142866     $10,306.84     3.0684%
142                   0.000000    22.142866     $10,358.21     3.5821%
143           0.044   0.002077    22.144942     $10,388.19     3.8819%
144                   0.000000    22.144942     $10,388.19     3.8819%
145                   0.000000    22.144942     $10,388.19     3.8819%
146           0.044   0.002078    22.147020     $10,386.07     3.8607%
147           0.011   0.000521    22.147541     $10,357.52     3.5752%
148           0.008   0.000377    22.147918     $10,415.72     4.1572%
149                   0.000000    22.147918     $10,339.76     3.3976%
150                   0.000000    22.147918     $10,296.35     2.9635%
151                   0.000000    22.147918     $10,296.35     2.9635%
152                   0.000000    22.147918     $10,296.35     2.9635%
153           0.036   0.001730    22.149648     $10,207.22     2.0722%
154           0.057   0.002736    22.152384     $10,223.77     2.2377%
155           0.055   0.002634    22.155017     $10,249.13     2.4913%
156                   0.000000    22.155017     $10,320.91     3.2091%
157           0.022   0.001029    22.156046     $10,496.87     4.9687%

     ------------------------------------------------------------------------------------------------------  ----------------------
                                                        AMERICAN HERITAGE GROWTH FUND, INC.                   STANDARD & POOR'S 500
     ------------------------------------------------------------------------------------------------------  ----------------------
                                                     TOTAL                MONTHLY     QUARTERLY    ANNUAL
                                      NUMBER      REDEEMABLE    RATE OF   RATE OF     RATE OF      RATE OF                 NUMBER
           DATE       PRICE/SHR      OF SHARES      VALUE       RETURN    RETURN       RETURN       RETURN   PRICE/SHR    OF SHARES
     ------------------------------------------------------------------------------------------------------  ----------------------
158     29-Oct-94     5.750000      2,000.0000    $11,500        15.00%                                        473.77      22.1560
159     30-Oct-94     5.750000      2,000.0000    $11,500        15.00%                                        473.77      22.1560
160     31-Oct-94     5.720000      2,000.0000    $11,440        14.40%      0.35%                             472.35      22.1560
161     01-Nov-94     5.720000      2,000.0000    $11,440        14.40%                                        468.42      22.1607
162     02-Nov-94     5.800000      2,000.0000    $11,600        16.00%                                        466.51      22.1664
163     03-Nov-94     5.800000      2,000.0000    $11,600        16.00%                                        467.91      22.1686
164     04-Nov-94     5.790000      2,000.0000    $11,580        15.80%                                        462.28      22.1717
165     05-Nov-94     5.790000      2,000.0000    $11,580        15.80%                                        462.28      22.1825
166     06-Nov-94     5.790000      2,000.0000    $11,580        15.80%                                        462.28      22.1825
167     07-Nov-94     5.780000      2,000.0000    $11,560        15.60%                                        463.06      22.1825
168     08-Nov-94     5.780000      2,000.0000    $11,560        15.60%                                        465.65      22.1892
169     09-Nov-94     5.780000      2,000.0000    $11,560        15.60%                                        465.42      22.1947
170     10-Nov-94     5.770000      2,000.0000    $11,540        15.40%                                        464.35      22.1969
171     11-Nov-94     5.780000      2,000.0000    $11,560        15.60%                                        462.35      22.1980
172     12-Nov-94     5.780000      2,000.0000    $11,560        15.60%                                        462.35      22.1980
173     13-Nov-94     5.780000      2,000.0000    $11,560        15.60%                                        462.35      22.1980
174     14-Nov-94     5.760000      2,000.0000    $11,520        15.20%                                        466.04      22.1980
175     15-Nov-94     5.760000      2,000.0000    $11,520        15.20%                                        465.03      22.2034
176     16-Nov-94     5.760000      2,000.0000    $11,520        15.20%                                        465.62      22.2044
177     17-Nov-94     5.750000      2,000.0000    $11,500        15.00%                                        463.57      22.2084
178     18-Nov-94     5.770000      2,000.0000    $11,540        15.40%                                        461.47      22.2093
179     19-Nov-94     5.770000      2,000.0000    $11,540        15.40%                                        461.47      22.2136
180     20-Nov-94     5.770000      2,000.0000    $11,540        15.40%                                        461.47      22.2136
181     21-Nov-94     5.800000      2,000.0000    $11,600        16.00%                                        458.29      22.2136
182     22-Nov-94     5.800000      2,000.0000    $11,600        16.00%                                        450.08      22.2145
183     23-Nov-94     5.800000      2,000.0000    $11,600        16.00%                                        449.93      22.2147
184     24-Nov-94     5.800000      2,000.0000    $11,600        16.00%                                        449.93      22.2177
185     25-Nov-94     5.800000      2,000.0000    $11,600        16.00%                                        452.29      22.2177
186     26-Nov-94     5.800000      2,000.0000    $11,600        16.00%                                        452.29      22.2260
187     27-Nov-94     5.800000      2,000.0000    $11,600        16.00%                                        452.29      22.2260
188     28-Nov-94     5.790000      2,000.0000    $11,580        15.80%                                        454.16      22.2260
189     29-Nov-94     5.810000      2,000.0000    $11,620        16.20%                                        455.17      22.2302
190     30-Nov-94     5.780000      2,000.0000    $11,560        15.60%      1.05%                             453.69      22.2313
191     01-Dec-94     5.770000      2,000.0000    $11,540        15.40%                                        448.92      22.2319
192     02-Dec-94     5.780000      2,000.0000    $11,560        15.60%                                        453.30      22.2360
193     03-Dec-94     5.780000      2,000.0000    $11,560        15.60%                                        453.30      22.2393
194     04-Dec-94     5.780000      2,000.0000    $11,560        15.60%                                        453.30      22.2393
195     05-Dec-94     5.780000      2,000.0000    $11,560        15.60%                                        453.33      22.2393
196     06-Dec-94     5.780000      2,000.0000    $11,560        15.60%                                        453.11      22.2431
197     07-Dec-94     5.780000      2,000.0000    $11,560        15.60%                                        451.23      22.2439
198     08-Dec-94     5.780000      2,000.0000    $11,560        15.60%                                        445.45      22.2446
199     09-Dec-94     5.780000      2,000.0000    $11,560        15.60%                                        446.97      22.2454
200     10-Dec-94     5.780000      2,000.0000    $11,560        15.60%                                        446.97      22.2550
201     11-Dec-94     5.780000      2,000.0000    $11,560        15.60%                                        446.97      22.2550
202     12-Dec-94     5.780000      2,000.0000    $11,560        15.60%                                        449.47      22.2550
203     13-Dec-94     5.770000      2,000.0000    $11,540        15.40%                                        450.15      22.2569
204     14-Dec-94     5.760000      2,000.0000    $11,520        15.20%                                        454.97      22.2585
205     15-Dec-94     5.760000      2,000.0000    $11,520        15.20%                                        455.35      22.2589
206     16-Dec-94     3.400000      3,388.9412    $11,522        15.22%                                        458.80      22.2607
207     17-Dec-94     3.400000      3,388.9412    $11,522        15.22%                                        458.80      22.2609
208     18-Dec-94     3.400000      3,388.9412    $11,522        15.22%                                        458.80      22.2609
209     19-Dec-94     3.400000      3,388.9412    $11,522        15.22%                                        457.91      22.2609
210     20-Dec-94     3.400000      3,388.9412    $11,522        15.22%                                        457.10      22.2616
211     21-Dec-94     3.400000      3,388.9412    $11,522        15.22%                                        459.61      22.2627


     ------------------------------------------------------------------
                     STANDARD & POOR'S 500
     ------------------------------------------------------------------
                   INCR IN SHS    SH. PR.       TOTAL
             DIV/     DUE TO      BEFORE      REDEEMABLE     RATE OF
             SHARE    DIVIDEND      DIV           VALUE         RETURN
     ------------------------------------------------------------------
 158                  0.000000    22.156046     $10,496.87      4.9687%
 159                  0.000000    22.156046     $10,496.87      4.9687%
 160        0.100     0.004691    22.160737     $10,467.62      4.6762%
 161        0.119     0.005630    22.166367     $10,383.17      3.8317%
 162        0.048     0.002281    22.168647     $10,341.90      3.4190%
 163        0.065     0.003080    22.171727     $10,374.37      3.7437%
 164        0.225     0.010791    22.182518     $10,254.53      2.5453%
 165                  0.000000    22.182518     $10,254.53      2.5453%
 166                  0.000000    22.182518     $10,254.53      2.5453%
 167        0.140     0.006707    22.189225     $10,274.94      2.7494%
 168        0.115     0.005480    22.194705     $10,334.96      3.3496%
 169        0.045     0.002146    22.196851     $10,330.86      3.3086%
 170        0.025     0.001195    22.198046     $10,307.66      3.0766%
 171                  0.000000    22.198046     $10,263.27      2.6327%
 172                  0.000000    22.198046     $10,263.27      2.6327%
 173                  0.000000    22.198046     $10,263.27      2.6327%
 174        0.113     0.005382    22.203428     $10,347.69      3.4769%
 175        0.020     0.000955    22.204383     $10,325.70      3.2570%
 176        0.084     0.004006    22.208389     $10,340.67      3.4067%
 177        0.020     0.000958    22.209347     $10,295.59      2.9559%
 178        0.088     0.004235    22.213582     $10,250.90      2.5090%
 179                  0.000000    22.213582     $10,250.90      2.5090%
 180                  0.000000    22.213582     $10,250.90      2.5090%
 181        0.019     0.000921    22.214503     $10,180.68      1.8068%
 182        0.003     0.000148    22.214651      $9,998.37     -0.0163%
 183        0.062     0.003061    22.217712      $9,996.42     -0.0358%
 184                  0.000000    22.217712      $9,996.42     -0.0358%
 185        0.169     0.008302    22.226014     $10,052.60      0.5260%
 186                  0.000000    22.226014     $10,052.60      0.5260%
 187                  0.000000    22.226014     $10,052.60      0.5260%
 188        0.085     0.004160    22.230174     $10,096.06      0.9606%
 189        0.023     0.001123    22.231297     $10,119.02      1.1902%
 190        0.013     0.000637    22.231934     $10,086.41      0.8641%
 191        0.082     0.004061    22.235995      $9,982.18     -0.1782%
 192        0.068     0.003336    22.239331     $10,081.09      0.8109%
 193                  0.000000    22.239331     $10,081.09      0.8109%
 194                  0.000000    22.239331     $10,081.09      0.8109%
 195        0.077     0.003777    22.243108     $10,083.47      0.8347%
 196        0.016     0.000785    22.243894     $10,078.93      0.7893%
 197        0.014     0.000690    22.244584     $10,037.42      0.3742%
 198        0.017     0.000849    22.245433      $9,909.23     -0.9077%
 199        0.192     0.009556    22.254988      $9,947.31     -0.5269%
 200                  0.000000    22.254988      $9,947.31     -0.5269%
 201                  0.000000    22.254988      $9,947.31     -0.5269%
 202        0.038     0.001882    22.256870     $10,003.80      0.0380%
 203        0.032     0.001582    22.258452     $10,019.64      0.1964%
 204        0.009     0.000440    22.258893     $10,127.13      1.2713%
 205        0.036     0.001760    22.260652     $10,136.39      1.3639%
 206        0.006     0.000291    22.260943     $10,213.32      2.1332%
 207                  0.000000    22.260943     $10,213.32      2.1332%
 208                  0.000000    22.260943     $10,213.32      2.1332%
 209        0.014     0.000681    22.261624     $10,193.82      1.9382%
 210        0.022     0.001071    22.262695     $10,176.28      1.7628%
 211        0.008     0.000388    22.263083     $10,232.34      2.3234%

     ------------------------------------------------------------------------------------------------------  ----------------------
                                                        AMERICAN HERITAGE GROWTH FUND, INC.                   STANDARD & POOR'S 500
     ------------------------------------------------------------------------------------------------------  ----------------------
                                                     TOTAL                MONTHLY     QUARTERLY    ANNUAL
                                      NUMBER      REDEEMABLE    RATE OF   RATE OF     RATE OF      RATE OF                 NUMBER
           DATE       PRICE/SHR      OF SHARES      VALUE       RETURN    RETURN       RETURN       RETURN   PRICE/SHR    OF SHARES
     ------------------------------------------------------------------------------------------------------  ----------------------
 212    22-Dec-94      3.390000      3,388.9412     $11,489    14.89%                                          459.68       22.2631
 213    23-Dec-94      3.420000      3,388.9412     $11,590    15.90%                                          459.83       22.2633
 214    24-Dec-94      3.420000      3,388.9412     $11,590    15.90%                                          459.83       22.2799
 215    25-Dec-94      3.420000      3,388.9412     $11,590    15.90%                                          459.83       22.2799
 216    26-Dec-94      3.420000      3,388.9412     $11,590    15.90%                                          459.83       22.2799
 217    27-Dec-94      3.420000      3,388.9412     $11,590    15.90%                                          462.47       22.2799
 218    28-Dec-94      3.410000      3,388.9412     $11,556    15.56%                                          460.86       22.2805
 219    29-Dec-94      3.400000      3,388.9412     $11,522    15.22%                                          461.17       22.2805
 220    30-Dec-94      3.430000      3,388.9412     $11,624    16.24%                                          459.27       22.2815
 221    31-Dec-94      3.430000      3,388.9412     $11,624    16.24%       0.55%        1.97%       16.24%    459.27       22.2876
 222    01-Jan-95      3.430000      3,388.9412     $11,624    16.24%                                          459.27       22.2876
 223    02-Jan-95      3.430000      3,388.9412     $11,624    16.24%                                          459.27       22.2876
 224    03-Jan-95      3.430000      3,388.9412     $11,624    16.24%                                          459.11       22.2876
 225    04-Jan-95      3.430000      3,388.9412     $11,624    16.24%                                          460.71       22.2882
 226    05-Jan-95      3.430000      3,388.9412     $11,624    16.24%                                          460.34       22.2946
 227    06-Jan-95      3.420000      3,388.9412     $11,590    15.90%                                          460.68       22.2972
 228    07-Jan-95      3.420000      3,388.9412     $11,590    15.90%                                          460.68       22.2973
 229    08-Jan-95      3.420000      3,388.9412     $11,590    15.90%                                          460.68       22.2973
 230    09-Jan-95      3.440000      3,388.9412     $11,658    16.58%                                          460.83       22.2973
 231    10-Jan-95      3.420000      3,388.9412     $11,590    15.90%                                          461.68       22.3000
 232    11-Jan-95      3.440000      3,388.9412     $11,658    16.58%                                          461.67       22.3002
 233    12-Jan-95      3.450000      3,388.9412     $11,692    16.92%                                          461.64       22.3002
 234    13-Jan-95      3.460000      3,388.9412     $11,726    17.26%                                          465.97       22.3002
 235    14-Jan-95      3.460000      3,388.9412     $11,726    17.26%                                          465.97       22.3043
 236    15-Jan-95      3.460000      3,388.9412     $11,726    17.26%                                          465.97       22.3043
 237    16-Jan-95      3.460000      3,388.9412     $11,726    17.26%                                          469.38       22.3043
 238    17-Jan-95      3.460000      3,388.9412     $11,726    17.26%                                          470.05       22.3043
 239    18-Jan-95      3.460000      3,388.9412     $11,726    17.26%                                          469.71       22.3049
 240    19-Jan-95      3.450000      3,388.9412     $11,692    16.92%                                          466.95       22.3052
 241    20-Jan-95      3.450000      3,388.9412     $11,692    16.92%                                          464.78       22.3056
 242    21-Jan-95      3.450000      3,388.9412     $11,692    16.92%                                          464.78       22.3056
 243    22-Jan-95      3.450000      3,388.9412     $11,692    16.92%                                          464.78       22.3056
 244    23-Jan-95      3.470000      3,388.9412     $11,760    17.60%                                          465.82       22.3056
 245    24-Jan-95      3.460000      3,388.9412     $11,726    17.26%                                          465.86       22.3068
 246    25-Jan-95      3.460000      3,388.9412     $11,726    17.26%                                          467.44       22.3089
 247    26-Jan-95      3.460000      3,388.9412     $11,726    17.26%                                          468.32       22.3122
 248    27-Jan-95      3.520000      3,388.9412     $11,929    19.29%                                          470.39       22.3131
 249    28-Jan-95      3.520000      3,388.9412     $11,929    19.29%                                          470.39       22.3133
 250    29-Jan-95      3.520000      3,388.9412     $11,929    19.29%                                          470.39       22.3133
 251    30-Jan-95      3.530000      3,388.9412     $11,963    19.63%                                          468.51       22.3133
 252    31-Jan-95      3.570000      3,388.9412     $12,099    20.99%       4.08%                              470.42       22.3176
 253    01-Feb-95      3.570000      3,388.9412     $12,099    20.99%                                          470.40       21.9135
 254    02-Feb-95      3.600000      3,388.9412     $12,200    22.00%                                          472.79       21.9135
 255    03-Feb-95      3.620000      3,388.9412     $12,268    22.68%                                          478.65       21.9135
 256    04-Feb-95      3.620000      3,388.9412     $12,268    22.68%                                          478.65       21.9135
 257    05-Feb-95      3.620000      3,388.9412     $12,268    22.68%                                          478.65       21.9135
 258    06-Feb-95      3.630000      3,388.9412     $12,302    23.02%                                          481.14       21.9135
 259    07-Feb-95      3.630000      3,388.9412     $12,302    23.02%                                          480.81       21.9135
 260    08-Feb-95      3.620000      3,388.9412     $12,268    22.68%                                          481.19       21.9135
 261    09-Feb-95      3.620000      3,388.9412     $12,268    22.68%                                          480.19       21.9135
 262    10-Feb-95      3.610000      3,388.9412     $12,234    22.34%                                          481.46       21.9135
 263    11-Feb-95      3.610000      3,388.9412     $12,234    22.34%                                          481.46       21.9135
 264    12-Feb-95      3.610000      3,388.9412     $12,234    22.34%                                          481.46       21.9135
 265    13-Feb-95      3.610000      3,388.9412     $12,234    22.34%                                          481.65       21.9135


     ------------------------------------------------------------------
                     STANDARD & POOR'S 500
     ------------------------------------------------------------------
                   INCR IN SHS    SH. PR.       TOTAL
             DIV/     DUE TO      BEFORE      REDEEMABLE     RATE OF
             SHARE    DIVIDEND      DIV           VALUE         RETURN
     ------------------------------------------------------------------
 212        0.004     0.000194    22.263277     $10,233.98      2.3398%
 213        0.344     0.016655    22.279932     $10,244.98      2.4498%
 214                  0.000000    22.279932     $10,244.98      2.4498%
 215                  0.000000    22.279932     $10,244.98      2.4498%
 216                  0.000000    22.279932     $10,244.98      2.4498%
 217        0.012     0.000578    22.280510     $10,304.07      3.0407%
 218                  0.000000    22.280510     $10,268.20      2.6820%
 219        0.021     0.001015    22.281525     $10,275.57      2.7557%
 220        0.125     0.006064    22.287589     $10,236.02      2.3602%
 221                  0.000000    22.287589     $10,236.02      2.3602%
 222                  0.000000    22.287589     $10,236.02      2.3602%
 223                  0.000000    22.287589     $10,236.02      2.3602%
 224        0.013     0.000631    22.288220     $10,232.74      2.3274%
 225        0.131     0.006338    22.294558     $10,271.33      2.7133%
 226        0.055     0.002664    22.297221     $10,264.30      2.6430%
 227        0.002     0.000097    22.297318     $10,271.93      2.7193%
 228                  0.000000    22.297318     $10,271.93      2.7193%
 229                  0.000000    22.297318     $10,271.93      2.7193%
 230        0.055     0.002661    22.299979     $10,276.50      2.7650%
 231        0.004     0.000193    22.300172     $10,295.54      2.9554%
 232                  0.000000    22.300172     $10,295.32      2.9532%
 233                  0.000000    22.300172     $10,294.65      2.9465%
 234        0.087     0.004164    22.304336     $10,393.15      3.9315%
 235                  0.000000    22.304336     $10,393.15      3.9315%
 236                  0.000000    22.304336     $10,393.15      3.9315%
 237                  0.000000    22.304336     $10,469.21      4.6921%
 238        0.012     0.000569    22.304905     $10,484.42      4.8442%
 239        0.006     0.000285    22.305190     $10,476.97      4.7697%
 240        0.008     0.000382    22.305573     $10,415.59      4.1559%
 241                  0.000000    22.305573     $10,367.18      3.6718%
 242                  0.000000    22.305573     $10,367.18      3.6718%
 243                  0.000000    22.305573     $10,367.18      3.6718%
 244        0.025     0.001197    22.306770     $10,390.94      3.9094%
 245        0.044     0.002107    22.308876     $10,392.81      3.9281%
 246        0.070     0.003341    22.312217     $10,429.62      4.2962%
 247        0.018     0.000858    22.313075     $10,449.66      4.4966%
 248        0.005     0.000237    22.313312     $10,495.96      4.9596%
 249                  0.000000    22.313312     $10,495.96      4.9596%
 250                  0.000000    22.313312     $10,495.96      4.9596%
 251        0.089     0.004239    22.317551     $10,456.00      4.5600%
 252        0.128     0.006073    22.323623     $10,501.48      5.0148%
 253        0.029     0.001376    22.325000     $10,501.68      5.0168%
 254        0.076     0.003589    22.328588     $10,556.73      5.5673%
 255        0.034     0.001586    22.330174     $10,688.34      6.8834%
 256                  0.000000    22.330174     $10,688.34      6.8834%
 257                  0.000000    22.330174     $10,688.34      6.8834%
 258        0.232     0.010767    22.340942     $10,749.12      7.4912%
 259        0.047     0.002184    22.343126     $10,742.80      7.4280%
 260        0.046     0.002136    22.345261     $10,752.32      7.5232%
 261        0.103     0.004793    22.350054     $10,732.27      7.3227%
 262        0.091     0.004224    22.354279     $10,762.69      7.6269%
 263                  0.000000    22.354279     $10,762.69      7.6269%
 264                  0.000000    22.354279     $10,762.69      7.6269%
 265        0.117     0.005430    22.359709     $10,769.55      7.6955%

     ------------------------------------------------------------------------------------------------------  ----------------------
                                                        AMERICAN HERITAGE GROWTH FUND, INC.                   STANDARD & POOR'S 500
     ------------------------------------------------------------------------------------------------------  ----------------------
                                                     TOTAL                MONTHLY     QUARTERLY    ANNUAL
                                      NUMBER      REDEEMABLE    RATE OF   RATE OF     RATE OF      RATE OF                 NUMBER
           DATE       PRICE/SHR      OF SHARES      VALUE       RETURN    RETURN       RETURN       RETURN   PRICE/SHR    OF SHARES
     ------------------------------------------------------------------------------------------------------------------------------
266     14-Feb-95     3.590000      3,388.9412    $12,166        21.66%                                        482.55      21.9135
267     15-Feb-95     3.580000      3,388.9412    $12,132        21.32%                                        484.54      21.9135
268     16-Feb-95     3.600000      3,388.9412    $12,200        22.00%                                        485.22      21.9135
269     17-Feb-95     3.590000      3,388.9412    $12,166        21.66%                                        481.97      21.9135
270     18-Feb-95     3.590000      3,388.9412    $12,166        21.66%                                        481.97      21.9135
271     19-Feb-95     3.590000      3,388.9412    $12,166        21.66%                                        481.97      21.9135
272     20-Feb-95     3.590000      3,388.9412    $12,166        21.66%                                        481.97      21.9135
273     21-Feb-95     3.580000      3,388.9412    $12,132        21.32%                                        482.72      21.9135
274     22-Feb-95     3.570000      3,388.9412    $12,099        20.99%                                        485.07      21.9135
275     23-Feb-95     3.580000      3,388.9412    $12,132        21.32%                                        486.91      21.9135
276     24-Feb-95     3.580000      3,388.9412    $12,132        21.32%                                        488.26      21.9135
277     25-Feb-95     3.580000      3,388.9412    $12,132        21.32%                                        488.26      21.9135
278     26-Feb-95     3.580000      3,388.9412    $12,132        21.32%                                        488.26      21.9135
279     27-Feb-95     3.570000      3,388.9412    $12,099        20.99%                                        483.81      21.9135
280     28-Feb-95     3.580000      3,388.9412    $12,132        21.32%      0.28%                             487.39      21.9135
281     01-Mar-95     3.560000      3,388.9412    $12,065        20.65%                                        485.65      21.9135
282     02-Mar-95     3.570000      3,388.9412    $12,099        20.99%                                        485.13      21.9135
283     03-Mar-95     3.570000      3,388.9412    $12,099        20.99%                                        485.42      21.9135
284     04-Mar-95     3.570000      3,388.9412    $12,099        20.99%                                        485.42      21.9135
285     05-Mar-95     3.570000      3,388.9412    $12,099        20.99%                                        485.42      21.9135
286     06-Mar-95     3.560000      3,388.9412    $12,065        20.65%                                        485.63      21.9135
287     07-Mar-95     3.560000      3,388.9412    $12,065        20.65%                                        482.12      21.9135
288     08-Mar-95     3.550000      3,388.9412    $12,031        20.31%                                        483.14      21.9135
289     09-Mar-95     3.560000      3,388.9412    $12,065        20.65%                                        483.16      21.9135
290     10-Mar-95     3.570000      3,388.9412    $12,099        20.99%                                        489.57      21.9135
291     11-Mar-95     3.570000      3,388.9412    $12,099        20.99%                                        489.57      21.9135
292     12-Mar-95     3.570000      3,388.9412    $12,099        20.99%                                        489.57      21.9135
293     13-Mar-95     3.580000      3,388.9412    $12,132        21.32%                                        490.05      21.9135
294     14-Mar-95     3.580000      3,388.9412    $12,132        21.32%                                        492.89      21.9135
295     15-Mar-95     3.590000      3,388.9412    $12,166        21.66%                                        491.88      21.9135
296     16-Mar-95     3.600000      3,388.9412    $12,200        22.00%                                        495.41      21.9135
297     17-Mar-95     3.600000      3,388.9412    $12,200        22.00%                                        495.52      21.9135
298     18-Mar-95     3.600000      3,388.9412    $12,200        22.00%                                        495.52      21.9135
299     19-Mar-95     3.600000      3,388.9412    $12,200        22.00%                                        495.52      21.9135
300     20-Mar-95     3.590000      3,388.9412    $12,166        21.66%                                        496.14      21.9135
301     21-Mar-95     3.600000      3,388.9412    $12,200        22.00%                                        495.07      21.9135
302     22-Mar-95     3.600000      3,388.9412    $12,200        22.00%                                        495.67      21.9135
303     23-Mar-95     3.610000      3,388.9412    $12,234        22.34%                                        495.95      21.9135
304     24-Mar-95     3.630000      3,388.9412    $12,302        23.02%                                        500.97      21.9135
305     25-Mar-95     3.630000      3,388.9412    $12,302        23.02%                                        500.97      21.9135
306     26-Mar-95     3.630000      3,388.9412    $12,302        23.02%                                        500.97      21.9135
307     27-Mar-95     3.640000      3,388.9412    $12,336        23.36%                                        503.20      21.9135
308     28-Mar-95     3.650000      3,388.9412    $12,370        23.70%                                        503.90      21.9135
309     29-Mar-95     3.620000      3,388.9412    $12,268        22.68%                                        503.12      21.9135
310     30-Mar-95     3.620000      3,388.9412    $12,268        22.68%                                        502.22      21.9135
311     31-Mar-95     3.530000      3,388.9412    $11,963        19.63%     -1.40%        2.92%                500.71      21.9135
312     01-Apr-95     3.530000      3,388.9412    $11,963        19.63%                                        500.71      21.9135
313     02-Apr-95     3.530000      3,388.9412    $11,963        19.63%                                        500.71      21.9135
314     03-Apr-95     3.560000      3,388.9412    $12,065        20.65%                                        501.85      21.9135
315     04-Apr-95     3.590000      3,388.9412    $12,166        21.66%                                        505.24      21.9135
316     05-Apr-95     3.590000      3,388.9412    $12,166        21.66%                                        505.57      21.9135
317     06-Apr-95     3.620000      3,388.9412    $12,268        22.68%                                        506.08      21.9135
318     07-Apr-95     3.620000      3,388.9412    $12,268        22.68%                                        506.42      21.9135
319     08-Apr-95     3.620000      3,388.9412    $12,268        22.68%                                        506.42      21.9135


     ------------------------------------------------------------------
                     STANDARD & POOR'S 500
     ------------------------------------------------------------------
                   INCR IN SHS    SH. PR.       TOTAL
             DIV/     DUE TO      BEFORE      REDEEMABLE     RATE OF
             SHARE    DIVIDEND      DIV           VALUE         RETURN
     ------------------------------------------------------------------
 266        0.090     0.004170    22.363879     $10,791.69      7.9169%
 267        0.045     0.002077    22.365956     $10,837.20      8.3720%
 268        0.005     0.000230    22.366187     $10,852.52      8.5252%
 269        0.097     0.004501    22.370688     $10,782.00      7.8200%
 270                  0.000000    22.370688     $10,782.00      7.8200%
 271                  0.000000    22.370688     $10,782.00      7.8200%
 272                  0.000000    22.370688     $10,782.00      7.8200%
 273        0.020     0.000927    22.371615     $10,799.23      7.9923%
 274        0.063     0.002906    22.374521     $10,853.21      8.5321%
 275        0.108     0.004963    22.379483     $10,896.79      8.9679%
 276        0.019     0.000871    22.380354     $10,927.43      9.2743%
 277                  0.000000    22.380354     $10,927.43      9.2743%
 278                  0.000000    22.380354     $10,927.43      9.2743%
 279        0.101     0.004672    22.385026     $10,830.10      8.3010%
 280        0.022     0.001010    22.386037     $10,910.73      9.1073%
 281        0.140     0.006453    22.392490     $10,874.91      8.7491%
 282        0.018     0.000831    22.393321     $10,863.67      8.6367%
 283        0.099     0.004567    22.397888     $10,872.38      8.7238%
 284                  0.000000    22.397888     $10,872.38      8.7238%
 285                  0.000000    22.397888     $10,872.38      8.7238%
 286        0.089     0.004105    22.401993     $10,879.08      8.7908%
 287        0.024     0.001115    22.403108     $10,800.99      8.0099%
 288        0.005     0.000232    22.403340     $10,823.95      8.2395%
 289        0.249     0.011546    22.414886     $10,829.98      8.2998%
 290        0.007     0.000320    22.415206     $10,973.81      9.7381%
 291                  0.000000    22.415206     $10,973.81      9.7381%
 292                  0.000000    22.415206     $10,973.81      9.7381%
 293        0.033     0.001509    22.416715     $10,985.31      9.8531%
 294        0.019     0.000864    22.417580     $11,049.40     10.4940%
 295        0.028     0.001276    22.418856     $11,027.39     10.2739%
 296        0.032     0.001448    22.420304     $11,107.24     11.0724%
 297        0.007     0.000317    22.420620     $11,109.87     11.0987%
 298                  0.000000    22.420620     $11,109.87     11.0987%
 299                  0.000000    22.420620     $11,109.87     11.0987%
 300        0.001     0.000045    22.420666     $11,123.79     11.2379%
 301        0.009     0.000408    22.421073     $11,100.00     11.0000%
 302        0.002     0.000090    22.421164     $11,113.50     11.1350%
 303                  0.000000    22.421164     $11,119.78     11.1978%
 304        0.002     0.000090    22.421253     $11,232.38     12.3238%
 305                  0.000000    22.421253     $11,232.38     12.3238%
 306                  0.000000    22.421253     $11,232.38     12.3238%
 307        0.217     0.009669    22.430922     $11,287.24     12.8724%
 308        0.005     0.000223    22.431145     $11,303.05     13.0305%
 309        0.001     0.000045    22.431189     $11,285.58     12.8558%
 310        0.037     0.001653    22.432842     $11,266.22     12.6622%
 311        0.015     0.000672    22.433514     $11,232.68     12.3268%
 312                  0.000000    22.433514     $11,232.68     12.3268%
 313                  0.000000    22.433514     $11,232.68     12.3268%
 314        0.100     0.004470    22.437984     $11,260.50     12.6050%
 315        0.132     0.005862    22.443846     $11,339.53     13.3953%
 316        0.097     0.004306    22.448152     $11,349.11     13.4911%
 317                  0.000000    22.448152     $11,360.56     13.6056%
 318        0.047     0.002083    22.450236     $11,369.25     13.6925%
 319                  0.000000    22.450236     $11,369.25     13.6925%

     ------------------------------------------------------------------------------------------------------  ----------------------
                                        AMERICAN HERITAGE GROWTH FUND, INC.                                  STANDARD & POOR'S 500
     ------------------------------------------------------------------------------------------------------  ----------------------
                                                     TOTAL                MONTHLY     QUARTERLY    ANNUAL
                                      NUMBER      REDEEMABLE    RATE OF   RATE OF     RATE OF      RATE OF                 NUMBER
           DATE       PRICE/SHR      OF SHARES      VALUE       RETURN    RETURN       RETURN       RETURN   PRICE/SHR    OF SHARES
     ------------------------------------------------------------------------------------------------------  ----------------------
 320    09-Apr-95      3.620000      3,388.9412     $12,268    22.68%                                          506.42       21.9135
 321    10-Apr-95      3.640000      3,388.9412     $12,336    23.36%                                          507.01       21.9135
 322    11-Apr-95      3.630000      3,388.9412     $12,302    23.02%                                          505.53       21.9135
 323    12-Apr-95      3.620000      3,388.9412     $12,268    22.68%                                          507.17       21.9135
 324    13-Apr-95      3.610000      3,388.9412     $12,234    22.34%                                          509.23       21.9135
 325    14-Apr-95      3.610000      3,388.9412     $12,234    22.34%                                          509.23       21.9135
 326    15-Apr-95      3.610000      3,388.9412     $12,234    22.34%                                          509.23       21.9135
 327    16-Apr-95      3.610000      3,388.9412     $12,234    22.34%                                          509.23       21.9135
 328    17-Apr-95      3.590000      3,388.9412     $12,166    21.66%                                          506.13       21.9135
 329    18-Apr-95      3.590000      3,388.9412     $12,166    21.66%                                          505.37       21.9135
 330    19-Apr-95      3.570000      3,388.9412     $12,099    20.99%                                          504.92       21.9135
 331    20-Apr-95      3.580000      3,388.9412     $12,132    21.32%                                          505.29       21.9135
 332    21-Apr-95      3.590000      3,388.9412     $12,166    21.66%                                          508.49       21.9135
 333    22-Apr-95      3.590000      3,388.9412     $12,166    21.66%                                          508.49       21.9135
 334    23-Apr-95      3.590000      3,388.9412     $12,166    21.66%                                          508.49       21.9135
 335    24-Apr-95      3.590000      3,388.9412     $12,166    21.66%                                          512.89       21.9135
 336    25-Apr-95      3.610000      3,388.9412     $12,234    22.34%                                          512.15       21.9135
 337    26-Apr-95      3.590000      3,388.9412     $12,166    21.66%                                          512.66       21.9135
 338    27-Apr-95      3.610000      3,388.9412     $12,234    22.34%                                          513.55       21.9135
 339    28-Apr-95      3.630000      3,388.9412     $12,302    23.02%                                          514.71       21.9135
 340    29-Apr-95      3.630000      3,388.9412     $12,302    23.02%                                          514.71       21.9135
 341    30-Apr-95      3.630000      3,388.9412     $12,302    23.02%       2.83%                              514.71       21.9135
 342    01-May-95      3.630000      3,388.9412     $12,302    23.02%                                          514.26       21.9135
 343    02-May-95      3.650000      3,388.9412     $12,370    23.70%                                          514.86       21.9135
 344    03-May-95      3.690000      3,388.9412     $12,505    25.05%                                          520.48       21.9135
 345    04-May-95      3.690000      3,388.9412     $12,505    25.05%                                          520.54       21.9135
 346    05-May-95      3.670000      3,388.9412     $12,437    24.37%                                          520.12       21.9135
 347    06-May-95      3.670000      3,388.9412     $12,437    24.37%                                          520.12       21.9135
 348    07-May-95      3.670000      3,388.9412     $12,437    24.37%                                          520.12       21.9135
 349    08-May-95      3.690000      3,388.9412     $12,505    25.05%                                          523.96       21.9135
 350    09-May-95      3.730000      3,388.9412     $12,641    26.41%                                          523.56       21.9135
 351    10-May-95      3.720000      3,388.9412     $12,607    26.07%                                          524.36       21.9135
 352    11-May-95      3.720000      3,388.9412     $12,607    26.07%                                          524.37       21.9135
 353    12-May-95      3.720000      3,388.9412     $12,607    26.07%                                          525.55       21.9135
 354    13-May-95      3.720000      3,388.9412     $12,607    26.07%                                          525.55       21.9135
 355    14-May-95      3.720000      3,388.9412     $12,607    26.07%                                          525.55       21.9135
 356    15-May-95      3.710000      3,388.9412     $12,573    25.73%                                          527.74       21.9135
 357    16-May-95      3.710000      3,388.9412     $12,573    25.73%                                          528.19       21.9135
 358    17-May-95      3.700000      3,388.9412     $12,539    25.39%                                          527.07       21.9135
 359    18-May-95      3.660000      3,388.9412     $12,404    24.04%                                          519.58       21.9135
 360    19-May-95      3.660000      3,388.9412     $12,404    24.04%                                          519.19       21.9135
 361    20-May-95      3.660000      3,388.9412     $12,404    24.04%                                          519.19       21.9135
 362    21-May-95      3.660000      3,388.9412     $12,404    24.04%                                          519.19       21.9135
 363    22-May-95      3.680000      3,388.9412     $12,471    24.71%                                          523.65       21.9135
 364    23-May-95      3.680000      3,388.9412     $12,471    24.71%                                          528.59       21.9135
 365    24-May-95      3.680000      3,388.9412     $12,471    24.71%                                          528.61       21.9135
 366    25-May-95      3.690000      3,388.9412     $12,505    25.05%                                          528.59       21.9135
 367    26-May-95      3.640000      3,388.9412     $12,336    23.36%                                          523.65       21.9135
 368    27-May-95      3.640000      3,388.9412     $12,336    23.36%                                          523.65       21.9135
 369    28-May-95      3.640000      3,388.9412     $12,336    23.36%                                          523.65       21.9135
 370    29-May-95      3.640000      3,388.9412     $12,336    23.36%                                          523.65       21.9135
 371    30-May-95      3.610000      3,388.9412     $12,234    22.34%                                          523.58       21.9135
 372    31-May-95      3.660000      3,388.9412     $12,404    24.04%       0.83%                              533.40       21.9135
 373    01-Jun-95      3.670000      3,388.9412     $12,437    24.37%                                          533.49       21.9135

     ------------------------------------------------------------------
                     STANDARD & POOR'S 500
     ------------------------------------------------------------------
                   INCR IN SHS    SH. PR.       TOTAL
             DIV/     DUE TO      BEFORE      REDEEMABLE     RATE OF
             SHARE    DIVIDEND      DIV           VALUE         RETURN
     ------------------------------------------------------------------
 320                  0.000000    22.450236     $11,369.25     13.6925%
 321        0.018     0.000797    22.451033     $11,382.90     13.8290%
 322                  0.000000    22.451033     $11,349.67     13.4967%
 323        0.041     0.001815    22.452848     $11,387.41     13.8741%
 324        0.004     0.000176    22.453024     $11,433.75     14.3375%
 325                  0.000000    22.453024     $11,433.75     14.3375%
 326                  0.000000    22.453024     $11,433.75     14.3375%
 327                  0.000000    22.453024     $11,433.75     14.3375%
 328        0.054     0.002396    22.455420     $11,365.36     13.6536%
 329        0.017     0.000755    22.456175     $11,348.68     13.4868%
 330        0.009     0.000400    22.456575     $11,338.77     13.3877%
 331                  0.000000    22.456575     $11,347.08     13.4708%
 332                  0.000000    22.456575     $11,418.94     14.1894%
 333                  0.000000    22.456575     $11,418.94     14.1894%
 334                  0.000000    22.456575     $11,418.94     14.1894%
 335        0.105     0.004597    22.461173     $11,520.11     15.2011%
 336        0.062     0.002719    22.463892     $11,504.88     15.0488%
 337        0.043     0.001884    22.465776     $11,517.30     15.1730%
 338                  0.000000    22.465776     $11,537.30     15.3730%
 339        0.004     0.000175    22.465951     $11,563.45     15.6345%
 340                  0.000000    22.465951     $11,563.45     15.6345%
 341                  0.000000    22.465951     $11,563.45     15.6345%
 342        0.124     0.005417    22.471368     $11,556.13     15.5613%
 343        0.080     0.003492    22.474859     $11,571.41     15.7141%
 344        0.023     0.000993    22.475853     $11,698.23     16.9823%
 345        0.161     0.006952    22.482804     $11,703.20     17.0320%
 346        0.041     0.001772    22.484576     $11,694.68     16.9468%
 347                  0.000000    22.484576     $11,694.68     16.9468%
 348                  0.000000    22.484576     $11,694.68     16.9468%
 349        0.174     0.007467    22.492043     $11,784.93     17.8493%
 350        0.210     0.009022    22.501065     $11,780.66     17.8066%
 351        0.049     0.002103    22.503167     $11,799.76     17.9976%
 352        0.076     0.003262    22.506429     $11,801.70     18.0170%
 353        0.014     0.000600    22.507029     $11,828.57     18.2857%
 354                  0.000000    22.507029     $11,828.57     18.2857%
 355                  0.000000    22.507029     $11,828.57     18.2857%
 356        0.143     0.006099    22.513127     $11,881.08     18.8108%
 357        0.076     0.003239    22.516367     $11,892.92     18.9292%
 358        0.004     0.000171    22.516537     $11,867.79     18.6779%
 359        0.037     0.001603    22.518141     $11,699.98     16.9998%
 360        0.241     0.010453    22.528593     $11,696.62     16.9662%
 361                  0.000000    22.528593     $11,696.62     16.9662%
 362                  0.000000    22.528593     $11,696.62     16.9662%
 363        0.051     0.002194    22.530788     $11,798.25     17.9825%
 364        0.021     0.000895    22.531683     $11,910.02     19.1002%
 365        0.052     0.002216    22.533899     $11,911.64     19.1164%
 366        0.139     0.005926    22.539825     $11,914.33     19.1433%
 367        0.092     0.003960    22.543785     $11,805.05     18.0505%
 368                  0.000000    22.543785     $11,805.05     18.0505%
 369                  0.000000    22.543785     $11,805.05     18.0505%
 370                  0.000000    22.543785     $11,805.05     18.0505%
 371        0.025     0.001076    22.544861     $11,804.04     18.0404%
 372        0.009     0.000380    22.545242     $12,025.63     20.2563%
 373        0.047     0.001986    22.547228     $12,028.72     20.2872%

     ------------------------------------------------------------------------------------------------------  ----------------------
                                                        AMERICAN HERITAGE GROWTH FUND, INC.                  STANDARD & POOR'S 500
     ------------------------------------------------------------------------------------------------------  ----------------------
                                                     TOTAL                MONTHLY     QUARTERLY    ANNUAL
                                      NUMBER      REDEEMABLE    RATE OF   RATE OF     RATE OF      RATE OF                 NUMBER
           DATE       PRICE/SHR      OF SHARES      VALUE       RETURN    RETURN       RETURN       RETURN   PRICE/SHR    OF SHARES
     ------------------------------------------------------------------------------------------------------  ----------------------
374     02-Jun-95     3.670000      3,388.9412    $12,437        24.37%                                        532.51      21.9135
375     03-Jun-95     3.670000      3,388.9412    $12,437        24.37%                                        532.51      21.9135
376     04-Jun-95     3.670000      3,388.9412    $12,437        24.37%                                        532.51      21.9135
377     05-Jun-95     3.680000      3,388.9412    $12,471        24.71%                                        535.60      21.9135
378     06-Jun-95     3.670000      3,388.9412    $12,437        24.37%                                        535.55      21.9135
379     07-Jun-95     3.660000      3,388.9412    $12,404        24.04%                                        533.13      21.9135
380     08-Jun-95     3.660000      3,388.9412    $12,404        24.04%                                        532.55      21.9135
381     09-Jun-95     3.670000      3,388.9412    $12,437        24.37%                                        527.94      21.9135
382     10-Jun-95     3.670000      3,388.9412    $12,437        24.37%                                        527.94      21.9135
383     11-Jun-95     3.670000      3,388.9412    $12,437        24.37%                                        527.94      21.9135
384     12-Jun-95     3.680000      3,388.9412    $12,471        24.71%                                        530.88      21.9135
385     13-Jun-95     3.710000      3,388.9412    $12,573        25.73%                                        536.05      21.9135
386     14-Jun-95     3.680000      3,388.9412    $12,471        24.71%                                        536.47      21.9135
387     15-Jun-95     3.700000      3,388.9412    $12,539        25.39%                                        537.12      21.9135
388     16-Jun-95     3.710000      3,388.9412    $12,573        25.73%                                        539.83      21.9135
389     17-Jun-95     3.710000      3,388.9412    $12,573        25.73%                                        539.83      21.9135
390     18-Jun-95     3.710000      3,388.9412    $12,573        25.73%                                        539.83      21.9135
391     19-Jun-95     3.740000      3,388.9412    $12,675        26.75%                                        545.22      21.9135
392     20-Jun-95     3.720000      3,388.9412    $12,607        26.07%                                        544.98      21.9135
393     21-Jun-95     3.740000      3,388.9412    $12,675        26.75%                                        543.98      21.9135
394     22-Jun-95     3.790000      3,388.9412    $12,844        28.44%                                        551.07      21.9135
395     23-Jun-95     3.800000      3,388.9412    $12,878        28.78%                                        549.71      21.9135
396     24-Jun-95     3.800000      3,388.9412    $12,878        28.78%                                        549.71      21.9135
397     25-Jun-95     3.800000      3,388.9412    $12,878        28.78%                                        549.71      21.9135
398     26-Jun-95     3.760000      3,388.9412    $12,742        27.42%                                        544.13      21.9135
399     27-Jun-95     3.740000      3,388.9412    $12,675        26.75%                                        542.43      21.9135
400     28-Jun-95     3.720000      3,388.9412    $12,607        26.07%                                        544.73      21.9135
401     29-Jun-95     3.770000      3,388.9412    $12,776        27.76%                                        543.87      21.9135
402     30-Jun-95     3.770000      3,388.9412    $12,776        27.76%      3.01%        6.80%                544.75      21.9135
403     01-Jul-95     3.770000      3,388.9412    $12,776        27.76%                                        544.75      21.9135
404     02-Jul-95     3.770000      3,388.9412    $12,776        27.76%                                        544.75      21.9135
405     03-Jul-95     3.780000      3,388.9412    $12,810        28.10%                                        547.09      21.9135
406     04-Jul-95     3.780000      3,388.9412    $12,810        28.10%                                        547.09      21.9135
407     05-Jul-95     3.820000      3,388.9412    $12,946        29.46%                                        547.26      21.9135
408     06-Jul-95     3.850000      3,388.9412    $13,047        30.47%                                        553.99      21.9135
409     07-Jul-95     3.950000      3,388.9412    $13,386        33.86%                                        556.37      21.9135
410     08-Jul-95     3.950000      3,388.9412    $13,386        33.86%                                        556.37      21.9135
411     09-Jul-95     3.950000      3,388.9412    $13,386        33.86%                                        556.37      21.9135
412     10-Jul-95     3.950000      3,388.9412    $13,386        33.86%                                        557.19      21.9135
413     11-Jul-95     3.940000      3,388.9412    $13,352        33.52%                                        554.78      21.9135
414     12-Jul-95     4.020000      3,388.9412    $13,624        36.24%                                        560.89      21.9135
415     13-Jul-95     4.070000      3,388.9412    $13,793        37.93%                                        561.00      21.9135
416     14-Jul-95     4.060000      3,388.9412    $13,759        37.59%                                        559.89      21.9135
417     15-Jul-95     4.060000      3,388.9412    $13,759        37.59%                                        559.89      21.9135
418     16-Jul-95     4.060000      3,388.9412    $13,759        37.59%                                        559.89      21.9135
419     17-Jul-95     4.060000      3,388.9412    $13,759        37.59%                                        562.72      21.9135
420     18-Jul-95     4.000000      3,388.9412    $13,556        35.56%                                        558.46      21.9135
421     19-Jul-95     3.890000      3,388.9412    $13,183        31.83%                                        550.98      21.9135
422     20-Jul-95     3.930000      3,388.9412    $13,319        33.19%                                        553.54      21.9135
423     21-Jul-95     3.920000      3,388.9412    $13,285        32.85%                                        553.62      21.9135
424     22-Jul-95     3.920000      3,388.9412    $13,285        32.85%                                        553.62      21.9135
425     23-Jul-95     3.920000      3,388.9412    $13,285        32.85%                                        553.62      21.9135
426     24-Jul-95     4.070000      3,388.9412    $13,793        37.93%                                        556.63      21.9135
427     25-Jul-95     4.060000      3,388.9412    $13,759        37.59%                                        561.10      21.9135


     -------------------------------------------------------------------
                      STANDARD & POOR'S 500
     -------------------------------------------------------------------
                    INCR IN SHS    SH. PR.       TOTAL
              DIV/     DUE TO      BEFORE      REDEEMABLE     RATE OF
              SHARE    DIVIDEND      DIV           VALUE         RETURN
     -------------------------------------------------------------------
 374         0.087     0.003684    22.550912     $12,008.59     20.0859%
 375                   0.000000    22.550912     $12,008.59     20.0859%
 376                   0.000000    22.550912     $12,008.59     20.0859%
 377                   0.000000    22.550912     $12,078.27     20.7827%
 378                   0.000000    22.550912     $12,077.14     20.7714%
 379                   0.000000    22.550912     $12,022.57     20.2257%
 380         0.066     0.002795    22.553706     $12,010.98     20.1098%
 381         0.005     0.000214    22.553920     $11,907.12     19.0712%
 382                   0.000000    22.553920     $11,907.12     19.0712%
 383                   0.000000    22.553920     $11,907.12     19.0712%
 384         0.026     0.001105    22.555024     $11,974.01     19.7401%
 385         0.226     0.009509    22.564534     $12,095.72     20.9572%
 386         0.035     0.001472    22.566006     $12,105.99     21.0599%
 387         0.004     0.000168    22.566174     $12,120.74     21.2074%
 388         0.002     0.000084    22.566258     $12,181.94     21.8194%
 389                   0.000000    22.566258     $12,181.94     21.8194%
 390                   0.000000    22.566258     $12,181.94     21.8194%
 391         0.034     0.001407    22.567665     $12,304.34     23.0434%
 392         0.009     0.000373    22.568037     $12,299.13     22.9913%
 393         0.006     0.000249    22.568286     $12,276.70     22.7670%
 394         0.034     0.001392    22.569679     $12,437.47     24.3747%
 395         0.007     0.000287    22.569966     $12,406.94     24.0694%
 396                   0.000000    22.569966     $12,406.94     24.0694%
 397                   0.000000    22.569966     $12,406.94     24.0694%
 398         0.005     0.000207    22.570174     $12,281.11     22.8111%
 399         0.001     0.000042    22.570215     $12,242.76     22.4276%
 400         0.225     0.009323    22.579538     $12,299.75     22.9975%
 401         0.004     0.000166    22.579704     $12,280.42     22.8042%
 402         0.118     0.004891    22.584595     $12,302.96     23.0296%
 403                   0.000000    22.584595     $12,302.96     23.0296%
 404                   0.000000    22.584595     $12,302.96     23.0296%
 405         0.031     0.001280    22.585875     $12,356.51     23.5651%
 406                   0.000000    22.585875     $12,356.51     23.5651%
 407         0.089     0.003673    22.589548     $12,362.36     23.6236%
 408         0.139     0.005668    22.595216     $12,517.52     25.1752%
 409         0.094     0.003818    22.599033     $12,573.42     25.7342%
 410                   0.000000    22.599033     $12,573.42     25.7342%
 411                   0.000000    22.599033     $12,573.42     25.7342%
 412         0.002     0.000081    22.599114     $12,592.00     25.9200%
 413         0.013     0.000530    22.599644     $12,537.83     25.3783%
 414         0.042     0.001692    22.601336     $12,676.86     26.7686%
 415         0.016     0.000645    22.601981     $12,679.71     26.7971%
 416                   0.000000    22.601981     $12,654.62     26.5462%
 417                   0.000000    22.601981     $12,654.62     26.5462%
 418                   0.000000    22.601981     $12,654.62     26.5462%
 419                   0.000000    22.601981     $12,718.59     27.1859%
 420         0.055     0.002226    22.604207     $12,623.55     26.2355%
 421         0.058     0.002379    22.606586     $12,455.78     24.5578%
 422         0.010     0.000408    22.606995     $12,513.88     25.1388%
 423         0.009     0.000368    22.607362     $12,515.89     25.1589%
 424                   0.000000    22.607362     $12,515.89     25.1589%
 425                   0.000000    22.607362     $12,515.89     25.1589%
 426                   0.000000    22.607362     $12,583.94     25.8394%
 427                   0.000000    22.607362     $12,684.99     26.8499%

     ------------------------------------------------------------------------------------------------------  ----------------------
                                      AMERICAN HERITAGE GROWTH FUND, INC.                                    STANDARD & POOR'S 500
     ------------------------------------------------------------------------------------------------------  ----------------------
                                                     TOTAL                MONTHLY     QUARTERLY    ANNUAL
                                      NUMBER      REDEEMABLE    RATE OF   RATE OF     RATE OF      RATE OF                 NUMBER
           DATE       PRICE/SHR      OF SHARES      VALUE       RETURN    RETURN       RETURN       RETURN   PRICE/SHR    OF SHARES
     ------------------------------------------------------------------------------------------------------  ----------------------
 428    26-Jul-95      4.090000      3,388.9412     $13,861    38.61%                                          561.61       21.9135
 429    27-Jul-95      4.150000      3,388.9412     $14,064    40.64%                                          565.22       21.9135
 430    28-Jul-95      4.150000      3,388.9412     $14,064    40.64%                                          562.93       21.9135
 431    29-Jul-95      4.150000      3,388.9412     $14,064    40.64%                                          562.93       21.9135
 432    30-Jul-95      4.150000      3,388.9412     $14,064    40.64%                                          562.93       21.9135
 433    31-Jul-95      4.150000      3,388.9412     $14,064    40.64%      10.08%                              562.06       21.9135
 434    01-Aug-95      4.170000      3,388.9412     $14,132    41.32%                                          559.64       21.9135
 435    02-Aug-95      4.170000      3,388.9412     $14,132    41.32%                                          558.80       21.9135
 436    03-Aug-95      4.260000      3,388.9412     $14,437    44.37%                                          558.75       21.9135
 437    04-Aug-95      4.300000      3,388.9412     $14,572    45.72%                                          558.94       21.9135
 438    05-Aug-95      4.300000      3,388.9412     $14,572    45.72%                                          558.94       21.9135
 439    06-Aug-95      4.300000      3,388.9412     $14,572    45.72%                                          558.94       21.9135
 440    07-Aug-95      4.240000      3,388.9412     $14,369    43.69%                                          560.03       21.9135
 441    08-Aug-95      4.270000      3,388.9412     $14,471    44.71%                                          560.39       21.9135
 442    09-Aug-95      4.330000      3,388.9412     $14,674    46.74%                                          559.71       21.9135
 443    10-Aug-95      4.390000      3,388.9412     $14,877    48.77%                                          557.45       21.9135
 444    11-Aug-95      4.370000      3,388.9412     $14,810    48.10%                                          555.11       21.9135
 445    12-Aug-95      4.370000      3,388.9412     $14,810    48.10%                                          555.11       21.9135
 446    13-Aug-95      4.370000      3,388.9412     $14,810    48.10%                                          555.11       21.9135
 447    14-Aug-95      4.350000      3,388.9412     $14,742    47.42%                                          559.74       21.9135
 448    15-Aug-95      4.370000      3,388.9412     $14,810    48.10%                                          558.57       21.9135
 449    16-Aug-95      4.350000      3,388.9412     $14,742    47.42%                                          559.97       21.9135
 450    17-Aug-95      4.340000      3,388.9412     $14,708    47.08%                                          559.04       21.9135
 451    18-Aug-95      4.350000      3,388.9412     $14,742    47.42%                                          559.21       21.9135
 452    19-Aug-95      4.350000      3,388.9412     $14,742    47.42%                                          559.21       21.9135
 453    20-Aug-95      4.350000      3,388.9412     $14,742    47.42%                                          559.21       21.9135
 454    21-Aug-95      4.350000      3,388.9412     $14,742    47.42%                                          558.11       21.9135
 455    22-Aug-95      4.380000      3,388.9412     $14,844    48.44%                                          559.52       21.9135
 456    23-Aug-95      4.380000      3,388.9412     $14,844    48.44%                                          557.14       21.9135
 457    24-Aug-95      4.360000      3,388.9412     $14,776    47.76%                                          557.46       21.9135
 458    25-Aug-95      4.330000      3,388.9412     $14,674    46.74%                                          560.10       21.9135
 459    26-Aug-95      4.330000      3,388.9412     $14,674    46.74%                                          560.10       21.9135
 460    27-Aug-95      4.330000      3,388.9412     $14,674    46.74%                                          560.10       21.9135
 461    28-Aug-95      4.320000      3,388.9412     $14,640    46.40%                                          559.05       21.9135
 462    29-Aug-95      4.310000      3,388.9412     $14,606    46.06%                                          560.00       21.9135
 463    30-Aug-95      4.320000      3,388.9412     $14,640    46.40%                                          560.92       21.9135
 464    31-Aug-95      4.340000      3,388.9412     $14,708    47.08%       4.58%                              561.88       21.9135
 465    01-Sep-95      4.340000      3,388.9412     $14,708    47.08%                                          563.84       21.9135
 466    02-Sep-95      4.340000      3,388.9412     $14,708    47.08%                                          563.84       21.9135
 467    03-Sep-95      4.340000      3,388.9412     $14,708    47.08%                                          563.84       21.9135
 468    04-Sep-95      4.340000      3,388.9412     $14,708    47.08%                                          563.84       21.9135
 469    05-Sep-95      4.330000      3,388.9412     $14,674    46.74%                                          569.17       21.9135
 470    06-Sep-95      4.360000      3,388.9412     $14,776    47.76%                                          570.17       21.9135
 471    07-Sep-95      4.370000      3,388.9412     $14,810    48.10%                                          570.29       21.9135
 472    08-Sep-95      4.410000      3,388.9412     $14,945    49.45%                                          572.68       21.9135
 473    09-Sep-95      4.410000      3,388.9412     $14,945    49.45%                                          572.68       21.9135
 474    10-Sep-95      4.410000      3,388.9412     $14,945    49.45%                                          572.68       21.9135
 475    11-Sep-95      4.440000      3,388.9412     $15,047    50.47%                                          573.91       21.9135
 476    12-Sep-95      4.430000      3,388.9412     $15,013    50.13%                                          576.51       21.9135
 477    13-Sep-95      4.460000      3,388.9412     $15,115    51.15%                                          578.77       21.9135
 478    14-Sep-95      4.450000      3,388.9412     $15,081    50.81%                                          583.61       21.9135
 479    15-Sep-95      4.450000      3,388.9412     $15,081    50.81%                                          583.35       21.9135
 480    16-Sep-95      4.450000      3,388.9412     $15,081    50.81%                                          583.35       21.9135
 481    17-Sep-95      4.450000      3,388.9412     $15,081    50.81%                                          583.35       21.9135

     -------------------------------------------------------------------
                      STANDARD & POOR'S 500
     -------------------------------------------------------------------
                    INCR IN SHS    SH. PR.       TOTAL
              DIV/     DUE TO      BEFORE      REDEEMABLE     RATE OF
              SHARE    DIVIDEND      DIV           VALUE         RETURN
     -------------------------------------------------------------------
 428         0.036     0.001449    22.608811     $12,697.33     26.9733%
 429         0.088     0.003520    22.612331     $12,780.94     27.8094%
 430         0.019     0.000763    22.613094     $12,729.59     27.2959%
 431                   0.000000    22.613094     $12,729.59     27.2959%
 432                   0.000000    22.613094     $12,729.59     27.2959%
 433         0.045     0.001810    22.614905     $12,710.93     27.1093%
 434         0.006     0.000242    22.615147     $12,656.34     26.5634%
 435         0.120     0.004857    22.620004     $12,640.06     26.4006%
 436         0.150     0.006072    22.626076     $12,642.32     26.4232%
 437         0.039     0.001579    22.627655     $12,647.50     26.4750%
 438                   0.000000    22.627655     $12,647.50     26.4750%
 439                   0.000000    22.627655     $12,647.50     26.4750%
 440         0.056     0.002263    22.629918     $12,673.43     26.7343%
 441         0.056     0.002261    22.632179     $12,682.85     26.8285%
 442         0.083     0.003356    22.635535     $12,669.34     26.6934%
 443         0.148     0.006010    22.641545     $12,621.53     26.2153%
 444         0.102     0.004160    22.645705     $12,570.86     25.7086%
 445                   0.000000    22.645705     $12,570.86     25.7086%
 446                   0.000000    22.645705     $12,570.86     25.7086%
 447         0.052     0.002104    22.647809     $12,676.88     26.7688%
 448         0.076     0.003082    22.650891     $12,652.11     26.5211%
 449         0.138     0.005582    22.656473     $12,686.94     26.8694%
 450         0.033     0.001337    22.657810     $12,666.62     26.6662%
 451         0.065     0.002634    22.660444     $12,671.95     26.7195%
 452                   0.000000    22.660444     $12,671.95     26.7195%
 453                   0.000000    22.660444     $12,671.95     26.7195%
 454         0.013     0.000528    22.660972     $12,647.31     26.4731%
 455         0.029     0.001175    22.662146     $12,679.92     26.7992%
 456         0.083     0.003376    22.665522     $12,627.87     26.2787%
 457         0.013     0.000529    22.666051     $12,635.42     26.3542%
 458         0.012     0.000486    22.666536     $12,695.53     26.9553%
 459                   0.000000    22.666536     $12,695.53     26.9553%
 460                   0.000000    22.666536     $12,695.53     26.9553%
 461         0.008     0.000324    22.666861     $12,671.91     26.7191%
 462         0.079     0.003198    22.670058     $12,695.23     26.9523%
 463         0.183     0.007396    22.677454     $12,720.24     27.2024%
 464         0.041     0.001655    22.679109     $12,742.94     27.4294%
 465         0.017     0.000684    22.679793     $12,787.77     27.8777%
 466                   0.000000    22.679793     $12,787.77     27.8777%
 467                   0.000000    22.679793     $12,787.77     27.8777%
 468                   0.000000    22.679793     $12,787.77     27.8777%
 469         0.098     0.003905    22.683698     $12,910.88     29.1088%
 470         0.112     0.004456    22.688154     $12,936.10     29.3610%
 471         0.037     0.001472    22.689626     $12,939.67     29.3967%
 472         0.007     0.000277    22.689903     $12,994.05     29.9405%
 473                   0.000000    22.689903     $12,994.05     29.9405%
 474                   0.000000    22.689903     $12,994.05     29.9405%
 475         0.025     0.000988    22.690892     $13,022.53     30.2253%
 476         0.008     0.000315    22.691206     $13,081.71     30.8171%
 477         0.276     0.010821    22.702027     $13,139.25     31.3925%
 478         0.018     0.000700    22.702727     $13,249.54     32.4954%
 479         0.001     0.000039    22.702766     $13,243.66     32.4366%
 480                   0.000000    22.702766     $13,243.66     32.4366%
 481                   0.000000    22.702766     $13,243.66     32.4366%

     ------------------------------------------------------------------------------------------------------  ----------------------
                                         AMERICAN HERITAGE GROWTH FUND, INC.                                 STANDARD & POOR'S 500
     ------------------------------------------------------------------------------------------------------  ----------------------
                                                     TOTAL                MONTHLY     QUARTERLY    ANNUAL
                                      NUMBER      REDEEMABLE    RATE OF   RATE OF     RATE OF      RATE OF                 NUMBER
           DATE       PRICE/SHR      OF SHARES      VALUE       RETURN    RETURN       RETURN       RETURN   PRICE/SHR    OF SHARES
     ------------------------------------------------------------------------------------------------------  ----------------------
 482    18-Sep-95      4.460000      3,388.9412     $15,115    51.15%                                          582.77       21.9135
 483    19-Sep-95      4.480000      3,388.9412     $15,182    51.82%                                          584.20       21.9135
 484    20-Sep-95      4.520000      3,388.9412     $15,318    53.18%                                          586.77       21.9135
 485    21-Sep-95      4.510000      3,388.9412     $15,284    52.84%                                          583.00       21.9135
 486    22-Sep-95      4.470000      3,388.9412     $15,149    51.49%                                          581.73       21.9135
 487    23-Sep-95      4.470000      3,388.9412     $15,149    51.49%                                          581.73       21.9135
 488    24-Sep-95      4.470000      3,388.9412     $15,149    51.49%                                          581.73       21.9135
 489    25-Sep-95      4.430000      3,388.9412     $15,013    50.13%                                          581.81       21.9135
 490    26-Sep-95      4.420000      3,388.9412     $14,979    49.79%                                          581.41       21.9135
 491    27-Sep-95      4.380000      3,388.9412     $14,844    48.44%                                          581.04       21.9135
 492    28-Sep-95      4.410000      3,388.9412     $14,945    49.45%                                          585.87       21.9135
 493    29-Sep-95      4.410000      3,388.9412     $14,945    49.45%                                          584.41       21.9135
 494    30-Sep-95      4.410000      3,388.9412     $14,945    49.45%       1.61%       16.98%                 584.41       21.9135
 495    01-Oct-95      4.410000      3,388.9412     $14,945    49.45%                                          584.41       21.9135
 496    02-Oct-95      4.360000      3,388.9412     $14,776    47.76%                                          581.72       21.9135
 497    03-Oct-95      4.340000      3,388.9412     $14,708    47.08%                                          582.34       21.9135
 498    04-Oct-95      4.340000      3,388.9412     $14,708    47.08%                                          581.47       21.9135
 499    05-Oct-95      4.340000      3,388.9412     $14,708    47.08%                                          582.63       21.9135
 500    06-Oct-95      4.360000      3,388.9412     $14,776    47.76%                                          582.49       21.9135
 501    07-Oct-95      4.360000      3,388.9412     $14,776    47.76%                                          582.49       21.9135
 502    08-Oct-95      4.360000      3,388.9412     $14,776    47.76%                                          582.49       21.9135
 503    09-Oct-95      4.290000      3,388.9412     $14,539    45.39%                                          578.37       21.9135
 504    10-Oct-95      4.300000      3,388.9412     $14,572    45.72%                                          577.53       21.9135
 505    11-Oct-95      4.330000      3,388.9412     $14,674    46.74%                                          579.46       21.9135
 506    12-Oct-95      4.350000      3,388.9412     $14,742    47.42%                                          583.10       21.9135
 507    13-Oct-95      4.360000      3,388.9412     $14,776    47.76%                                          584.50       21.9135
 508    14-Oct-95      4.360000      3,388.9412     $14,776    47.76%                                          584.50       21.9135
 509    15-Oct-95      4.360000      3,388.9412     $14,776    47.76%                                          584.50       21.9135
 510    16-Oct-95      4.330000      3,388.9412     $14,674    46.74%                                          583.03       21.9135
 511    17-Oct-95      4.330000      3,388.9412     $14,674    46.74%                                          586.78       21.9135
 512    18-Oct-95      4.290000      3,388.9412     $14,539    45.39%                                          587.44       21.9135
 513    19-Oct-95      4.290000      3,388.9412     $14,539    45.39%                                          590.65       21.9135
 514    20-Oct-95      4.250000      3,388.9412     $14,403    44.03%                                          587.46       21.9135
 515    21-Oct-95      4.250000      3,388.9412     $14,403    44.03%                                          587.46       21.9135
 516    22-Oct-95      4.250000      3,388.9412     $14,403    44.03%                                          587.46       21.9135
 517    23-Oct-95      4.210000      3,388.9412     $14,267    42.67%                                          585.06       21.9135
 518    24-Oct-95      4.260000      3,388.9412     $14,437    44.37%                                          586.56       21.9135
 519    25-Oct-95      4.230000      3,388.9412     $14,335    43.35%                                          582.47       21.9135
 520    26-Oct-95      4.190000      3,388.9412     $14,200    42.00%                                          576.72       21.9135
 521    27-Oct-95      4.190000      3,388.9412     $14,200    42.00%                                          579.70       21.9135
 522    28-Oct-95      4.190000      3,388.9412     $14,200    42.00%                                          579.70       21.9135
 523    29-Oct-95      4.190000      3,388.9412     $14,200    42.00%                                          579.70       21.9135
 524    30-Oct-95      4.180000      3,388.9412     $14,166    41.66%                                          583.25       21.9135
 525    31-Oct-95      4.150000      3,388.9412     $14,064    40.64%      -5.90%                              581.50       21.9135
 526    01-Nov-95      4.180000      3,388.9412     $14,166    41.66%                                          584.22       21.9135
 527    02-Nov-95      4.200000      3,388.9412     $14,234    42.34%                                          589.72       21.9135
 528    03-Nov-95      4.190000      3,388.9412     $14,200    42.00%                                          590.57       21.9135
 529    04-Nov-95      4.190000      3,388.9412     $14,200    42.00%                                          590.57       21.9135
 530    05-Nov-95      4.190000      3,388.9412     $14,200    42.00%                                          590.57       21.9135
 531    06-Nov-95      4.210000      3,388.9412     $14,267    42.67%                                          588.46       21.9135
 532    07-Nov-95      4.200000      3,388.9412     $14,234    42.34%                                          586.32       21.9135
 533    08-Nov-95      4.200000      3,388.9412     $14,234    42.34%                                          591.71       21.9135
 534    09-Nov-95      4.270000      3,388.9412     $14,471    44.71%                                          593.26       21.9135
 535    10-Nov-95      4.260000      3,388.9412     $14,437    44.37%                                          592.72       21.9135

     -------------------------------------------------------------------
                      STANDARD & POOR'S 500
     -------------------------------------------------------------------
                    INCR IN SHS    SH. PR.       TOTAL
              DIV/     DUE TO      BEFORE      REDEEMABLE     RATE OF
              SHARE    DIVIDEND      DIV           VALUE         RETURN
     -------------------------------------------------------------------
 482         0.199     0.007752    22.710519     $13,235.01     32.3501%
 483         0.017     0.000661    22.711180     $13,267.87     32.6787%
 484         0.022     0.000852    22.712031     $13,326.74     33.2674%
 485         0.029     0.001130    22.713161     $13,241.77     32.4177%
 486         0.002     0.000078    22.713239     $13,212.97     32.1297%
 487                   0.000000    22.713239     $13,212.97     32.1297%
 488                   0.000000    22.713239     $13,212.97     32.1297%
 489         0.005     0.000195    22.713434     $13,214.90     32.1490%
 490                   0.000000    22.713434     $13,205.82     32.0582%
 491         0.283     0.011063    22.724497     $13,203.84     32.0384%
 492         0.013     0.000504    22.725001     $13,313.90     33.1390%
 493                   0.000000    22.725001     $13,280.72     32.8072%
 494                   0.000000    22.725001     $13,280.72     32.8072%
 495                   0.000000    22.725001     $13,280.72     32.8072%
 496         0.015     0.000586    22.725587     $13,219.93     32.1993%
 497         0.024     0.000937    22.726524     $13,234.56     32.3456%
 498         0.092     0.003596    22.730119     $13,216.88     32.1688%
 499         0.203     0.007920    22.738039     $13,247.86     32.4786%
 500         0.056     0.002186    22.740225     $13,245.95     32.4595%
 501                   0.000000    22.740225     $13,245.95     32.4595%
 502                   0.000000    22.740225     $13,245.95     32.4595%
 503                   0.000000    22.740225     $13,152.26     31.5226%
 504                   0.000000    22.740225     $13,133.16     31.3316%
 505         0.081     0.003179    22.743404     $13,178.89     31.7889%
 506         0.020     0.000780    22.744184     $13,262.13     32.6213%
 507         0.002     0.000078    22.744262     $13,294.02     32.9402%
 508                   0.000000    22.744262     $13,294.02     32.9402%
 509                   0.000000    22.744262     $13,294.02     32.9402%
 510                   0.000000    22.744262     $13,260.59     32.6059%
 511                   0.000000    22.744262     $13,345.88     33.4588%
 512         0.103     0.003988    22.748250     $13,363.23     33.6323%
 513         0.013     0.000501    22.748750     $13,436.55     34.3655%
 514         0.005     0.000194    22.748944     $13,364.09     33.6409%
 515                   0.000000    22.748944     $13,364.09     33.6409%
 516                   0.000000    22.748944     $13,364.09     33.6409%
 517         0.009     0.000350    22.749294     $13,309.70     33.0970%
 518                   0.000000    22.749294     $13,343.83     33.4383%
 519         0.037     0.001445    22.750739     $13,251.62     32.5162%
 520         0.028     0.001105    22.751844     $13,121.44     31.2144%
 521         0.061     0.002394    22.754238     $13,190.63     31.9063%
 522                   0.000000    22.754238     $13,190.63     31.9063%
 523                   0.000000    22.754238     $13,190.63     31.9063%
 524         0.070     0.002731    22.756969     $13,273.00     32.7300%
 525         0.003     0.000117    22.757086     $13,233.25     32.3325%
 526         0.103     0.004012    22.761098     $13,297.49     32.9749%
 527         0.145     0.005596    22.766695     $13,425.98     34.2598%
 528         0.036     0.001388    22.768082     $13,446.15     34.4615%
 529                   0.000000    22.768082     $13,446.15     34.4615%
 530                   0.000000    22.768082     $13,446.15     34.4615%
 531         0.052     0.002012    22.770094     $13,399.29     33.9929%
 532         0.026     0.001010    22.771104     $13,351.15     33.5115%
 533         0.133     0.005118    22.776222     $13,476.92     34.7692%
 534         0.176     0.006757    22.782979     $13,516.23     35.1623%
 535         0.029     0.001115    22.784094     $13,504.59     35.0459%

     ------------------------------------------------------------------------------------------------------  ----------------------
                                       AMERICAN HERITAGE GROWTH FUND, INC.                                   STANDARD & POOR'S 500
     ------------------------------------------------------------------------------------------------------  ----------------------
                                                     TOTAL                MONTHLY     QUARTERLY    ANNUAL
                                      NUMBER      REDEEMABLE    RATE OF   RATE OF     RATE OF      RATE OF                 NUMBER
           DATE       PRICE/SHR      OF SHARES      VALUE       RETURN    RETURN       RETURN       RETURN   PRICE/SHR    OF SHARES
     ------------------------------------------------------------------------------------------------------  ----------------------
 536    11-Nov-95      4.260000      3,388.9412     $14,437    44.37%                                          592.72       21.9135
 537    12-Nov-95      4.260000      3,388.9412     $14,437    44.37%                                          592.72       21.9135
 538    13-Nov-95      4.270000      3,388.9412     $14,471    44.71%                                          592.30       21.9135
 539    14-Nov-95      4.250000      3,388.9412     $14,403    44.03%                                          589.21       21.9135
 540    15-Nov-95      4.220000      3,388.9412     $14,301    43.01%                                          593.96       21.9135
 541    16-Nov-95      4.200000      3,388.9412     $14,234    42.34%                                          597.34       21.9135
 542    17-Nov-95      4.220000      3,388.9412     $14,301    43.01%                                          600.07       21.9135
 543    18-Nov-95      4.220000      3,388.9412     $14,301    43.01%                                          600.07       21.9135
 544    19-Nov-95      4.220000      3,388.9412     $14,301    43.01%                                          600.07       21.9135
 545    20-Nov-95      4.210000      3,388.9412     $14,267    42.67%                                          596.85       21.9135
 546    21-Nov-95      4.200000      3,388.9412     $14,234    42.34%                                          600.24       21.9135
 547    22-Nov-95      4.190000      3,388.9412     $14,200    42.00%                                          598.40       21.9135
 548    23-Nov-95      4.190000      3,388.9412     $14,200    42.00%                                          598.40       21.9135
 549    24-Nov-95      4.200000      3,388.9412     $14,234    42.34%                                          599.97       21.9135
 550    25-Nov-95      4.200000      3,388.9412     $14,234    42.34%                                          599.97       21.9135
 551    26-Nov-95      4.200000      3,388.9412     $14,234    42.34%                                          599.97       21.9135
 552    27-Nov-95      4.190000      3,388.9412     $14,200    42.00%                                          601.32       21.9135
 553    28-Nov-95      4.200000      3,388.9412     $14,234    42.34%                                          606.45       21.9135
 554    29-Nov-95      4.270000      3,388.9412     $14,471    44.71%                                          607.64       21.9135
 555    30-Nov-95      4.290000      3,388.9412     $14,539    45.39%       3.37%                              605.37       21.9135
 556    01-Dec-95      4.330000      3,388.9412     $14,674    46.74%                                          606.98       21.9135
 557    02-Dec-95      4.330000      3,388.9412     $14,674    46.74%                                          606.98       21.9135
 558    03-Dec-95      4.330000      3,388.9412     $14,674    46.74%                                          606.98       21.9135
 559    04-Dec-95      4.340000      3,388.9412     $14,708    47.08%                                          613.68       21.9135
 560    05-Dec-95      4.330000      3,388.9412     $14,674    46.74%                                          617.68       21.9135
 561    06-Dec-95      4.350000      3,388.9412     $14,742    47.42%                                          620.18       21.9135
 562    07-Dec-95      4.360000      3,388.9412     $14,776    47.76%                                          616.17       21.9135
 563    08-Dec-95      4.360000      3,388.9412     $14,776    47.76%                                          617.48       21.9135
 564    09-Dec-95      4.360000      3,388.9412     $14,776    47.76%                                          617.48       21.9135
 565    10-Dec-95      4.360000      3,388.9412     $14,776    47.76%                                          617.48       21.9135
 566    11-Dec-95      4.390000      3,388.9412     $14,877    48.77%                                          619.52       21.9135
 567    12-Dec-95      4.330000      3,388.9412     $14,674    46.74%                                          618.78       21.9135
 568    13-Dec-95      4.310000      3,388.9412     $14,606    46.06%                                          621.69       21.9135
 569    14-Dec-95      4.230000      3,388.9412     $14,335    43.35%                                          616.92       21.9135
 570    15-Dec-95      4.210000      3,388.9412     $14,267    42.67%                                          616.34       21.9135
 571    16-Dec-95      4.210000      3,388.9412     $14,267    42.67%                                          616.34       21.9135
 572    17-Dec-95      4.210000      3,388.9412     $14,267    42.67%                                          616.34       21.9135
 573    18-Dec-95      4.170000      3,388.9412     $14,132    41.32%                                          606.81       21.9135
 574    19-Dec-95      1.530000      9,436.9732     $14,439    44.39%                                          611.93       21.9135
 575    20-Dec-95      1.520000      9,436.9732     $14,344    43.44%                                          605.94       21.9135
 576    21-Dec-95      1.540000      9,436.9732     $14,533    45.33%                                          610.49       21.9135
 577    22-Dec-95      1.550000      9,436.9732     $14,627    46.27%                                          611.96       21.9135
 578    23-Dec-95      1.550000      9,436.9732     $14,627    46.27%                                          611.96       21.9135
 579    24-Dec-95      1.550000      9,436.9732     $14,627    46.27%                                          611.96       21.9135
 580    25-Dec-95      1.550000      9,436.9732     $14,627    46.27%                                          611.96       21.9135
 581    26-Dec-95      1.550000      9,436.9732     $14,627    46.27%                                          614.30       21.9135
 582    27-Dec-95      1.540000      9,436.9732     $14,533    45.33%                                          614.53       21.9135
 583    28-Dec-95      1.530000      9,436.9732     $14,439    44.39%                                          614.12       21.9135
 584    29-Dec-95      1.530000      9,436.9732     $14,439    44.39%                                          615.93       21.9135
 585    30-Dec-95      1.530000      9,436.9732     $14,439    44.39%                                          615.93       21.9135
 586    31-Dec-95      1.530000      9,436.9732     $14,439    44.39%      -0.69%       -3.39%       24.21%    615.93       21.9135
 587    01-Jan-96      1.530000      9,436.9732     $14,439    44.39%                                          615.93       21.9135
 588    02-Jan-96      1.550000      9,436.9732     $14,627    46.27%                                          620.73       21.9135
 589    03-Jan-96      1.550000      9,436.9732     $14,627    46.27%                                          621.32       21.9135

     -------------------------------------------------------------------
                      STANDARD & POOR'S 500
     -------------------------------------------------------------------
                    INCR IN SHS    SH. PR.       TOTAL
              DIV/     DUE TO      BEFORE      REDEEMABLE     RATE OF
              SHARE    DIVIDEND      DIV           VALUE         RETURN
     -------------------------------------------------------------------
 536                   0.000000    22.784094     $13,504.59     35.0459%
 537                   0.000000    22.784094     $13,504.59     35.0459%
 538         0.106     0.004078    22.788172     $13,497.43     34.9743%
 539         0.068     0.002630    22.790802     $13,428.55     34.2855%
 540         0.156     0.005986    22.796787     $13,540.38     35.4038%
 541         0.045     0.001717    22.798505     $13,618.46     36.1846%
 542         0.005     0.000190    22.798695     $13,680.81     36.8081%
 543                   0.000000    22.798695     $13,680.81     36.8081%
 544                   0.000000    22.798695     $13,680.81     36.8081%
 545         0.090     0.003438    22.802133     $13,609.45     36.0945%
 546         0.074     0.002811    22.804944     $13,688.44     36.8844%
 547         0.012     0.000457    22.805401     $13,646.75     36.4675%
 548                   0.000000    22.805401     $13,646.75     36.4675%
 549         0.017     0.000646    22.806047     $13,682.94     36.8294%
 550                   0.000000    22.806047     $13,682.94     36.8294%
 551                   0.000000    22.806047     $13,682.94     36.8294%
 552         0.002     0.000076    22.806123     $13,713.78     37.1378%
 553         0.073     0.002745    22.808868     $13,832.44     38.3244%
 554         0.274     0.010285    22.819153     $13,865.83     38.6583%
 555         0.007     0.000264    22.819417     $13,814.19     38.1419%
 556         0.010     0.000376    22.819793     $13,851.16     38.5116%
 557                   0.000000    22.819793     $13,851.16     38.5116%
 558                   0.000000    22.819793     $13,851.16     38.5116%
 559         0.038     0.001413    22.821206     $14,004.92     40.0492%
 560         0.053     0.001958    22.823164     $14,097.41     40.9741%
 561         0.150     0.005520    22.828685     $14,157.89     41.5789%
 562         0.026     0.000963    22.829648     $14,066.94     40.6694%
 563         0.005     0.000185    22.829833     $14,096.97     40.9697%
 564                   0.000000    22.829833     $14,096.97     40.9697%
 565                   0.000000    22.829833     $14,096.97     40.9697%
 566         0.020     0.000737    22.830570     $14,143.99     41.4399%
 567         0.003     0.000111    22.830680     $14,127.17     41.2717%
 568         0.267     0.009805    22.840486     $14,199.70     41.9970%
 569         0.045     0.001666    22.842152     $14,091.78     40.9178%
 570         0.005     0.000185    22.842337     $14,078.65     40.7865%
 571                   0.000000    22.842337     $14,078.65     40.7865%
 572                   0.000000    22.842337     $14,078.65     40.7865%
 573         0.052     0.001957    22.844294     $13,862.15     38.6215%
 574         0.001     0.000037    22.844332     $13,979.13     39.7913%
 575         0.030     0.001131    22.845463     $13,842.98     38.4298%
 576         0.023     0.000861    22.846323     $13,947.45     39.4745%
 577         0.005     0.000187    22.846510     $13,981.15     39.8115%
 578                   0.000000    22.846510     $13,981.15     39.8115%
 579                   0.000000    22.846510     $13,981.15     39.8115%
 580                   0.000000    22.846510     $13,981.15     39.8115%
 581         0.005     0.000186    22.846696     $14,034.73     40.3473%
 582         0.328     0.012194    22.858890     $14,047.47     40.4747%
 583         0.018     0.000670    22.859560     $14,038.51     40.3851%
 584         0.017     0.000631    22.860191     $14,080.28     40.8028%
 585                   0.000000    22.860191     $14,080.28     40.8028%
 586                   0.000000    22.860191     $14,080.28     40.8028%
 587                   0.000000    22.860191     $14,080.28     40.8028%
 588         0.001     0.000037    22.860228     $14,190.03     41.9003%
 589         0.113     0.004158    22.864386     $14,206.10     42.0610%

     ------------------------------------------------------------------------------------------------------  ----------------------
                                        AMERICAN HERITAGE GROWTH FUND, INC.                                  STANDARD & POOR'S 500
     ------------------------------------------------------------------------------------------------------  ----------------------
                                                     TOTAL                MONTHLY     QUARTERLY    ANNUAL
                                      NUMBER      REDEEMABLE    RATE OF   RATE OF     RATE OF      RATE OF                 NUMBER
           DATE       PRICE/SHR      OF SHARES      VALUE       RETURN    RETURN       RETURN       RETURN   PRICE/SHR    OF SHARES
     ------------------------------------------------------------------------------------------------------  ----------------------
 590    04-Jan-96      1.550000      9,436.9732     $14,627    46.27%                                          617.70       21.9135
 591    05-Jan-96      1.550000      9,436.9732     $14,627    46.27%                                          616.71       21.9135
 592    06-Jan-96      1.550000      9,436.9732     $14,627    46.27%                                          616.71       21.9135
 593    07-Jan-96      1.550000      9,436.9732     $14,627    46.27%                                          616.71       21.9135
 594    08-Jan-96      1.550000      9,436.9732     $14,627    46.27%                                          618.46       21.9135
 595    09-Jan-96      1.550000      9,436.9732     $14,627    46.27%                                          609.45       21.9135
 596    10-Jan-96      1.540000      9,436.9732     $14,533    45.33%                                          598.48       21.9135
 597    11-Jan-96      1.530000      9,436.9732     $14,439    44.39%                                          602.69       21.9135
 598    12-Jan-96      1.560000      9,436.9732     $14,722    47.22%                                          601.81       21.9135
 599    13-Jan-96      1.570000      9,436.9732     $14,816    48.16%                                          601.81       21.9135
 600    14-Jan-96      1.570000      9,436.9732     $14,816    48.16%                                          601.81       21.9135
 601    15-Jan-96      1.570000      9,436.9732     $14,816    48.16%                                          599.82       21.9135
 602    16-Jan-96      1.560000      9,436.9732     $14,722    47.22%                                          608.44       21.9135
 603    17-Jan-96      1.550000      9,436.9732     $14,627    46.27%                                          606.37       21.9135
 604    18-Jan-96      1.560000      9,436.9732     $14,722    47.22%                                          608.24       21.9135
 605    19-Jan-96      1.560000      9,436.9732     $14,722    47.22%                                          611.83       21.9135
 606    20-Jan-96      1.570000      9,436.9732     $14,816    48.16%                                          611.83       21.9135
 607    21-Jan-96      1.570000      9,436.9732     $14,816    48.16%                                          611.83       21.9135
 608    22-Jan-96      1.570000      9,436.9732     $14,816    48.16%                                          613.40       21.9135
 609    23-Jan-96      1.590000      9,436.9732     $15,005    50.05%                                          612.79       21.9135
 610    24-Jan-96      1.590000      9,436.9732     $15,005    50.05%                                          619.96       21.9135
 611    25-Jan-96      1.590000      9,436.9732     $15,005    50.05%                                          617.03       21.9135
 612    26-Jan-96      1.600000      9,436.9732     $15,099    50.99%                                          621.62       21.9135
 613    27-Jan-96      1.600000      9,436.9732     $15,099    50.99%                                          621.62       21.9135
 614    28-Jan-96      1.600000      9,436.9732     $15,099    50.99%                                          621.62       21.9135
 615    29-Jan-96      1.620000      9,436.9732     $15,288    52.88%                                          624.22       21.9135
 616    30-Jan-96      1.650000      9,436.9732     $15,571    55.71%                                          630.15       21.9135
 617    31-Jan-96      1.660000      9,436.9732     $15,665    56.65%       8.50%                              636.02       21.9135
 618    01-Feb-96      1.650000      9,436.9732     $15,571    55.71%                                          638.46       21.9135
 619    02-Feb-96      1.660000      9,436.9732     $15,665    56.65%                                          635.85       21.9135
 620    03-Feb-96      1.660000      9,436.9732     $15,665    56.65%                                          635.85       21.9135
 621    04-Feb-96      1.660000      9,436.9732     $15,665    56.65%                                          635.85       21.9135
 622    05-Feb-96      1.660000      9,436.9732     $15,665    56.65%                                          641.43       21.9135
 623    06-Feb-96      1.670000      9,436.9732     $15,760    57.60%                                          646.33       21.9135
 624    07-Feb-96      1.660000      9,436.9732     $15,665    56.65%                                          649.93       21.9135
 625    08-Feb-96      1.670000      9,436.9732     $15,760    57.60%                                          656.07       21.9135
 626    09-Feb-96      1.660000      9,436.9732     $15,665    56.65%                                          656.37       21.9135
 627    10-Feb-96      1.660000      9,436.9732     $15,665    56.65%                                          656.37       21.9135
 628    11-Feb-96      1.660000      9,436.9732     $15,665    56.65%                                          656.37       21.9135
 629    12-Feb-96      1.660000      9,436.9732     $15,665    56.65%                                          661.45       21.9135
 630    13-Feb-96      1.650000      9,436.9732     $15,571    55.71%                                          660.51       21.9135
 631    14-Feb-96      1.650000      9,436.9732     $15,571    55.71%                                          655.58       21.9135
 632    15-Feb-96      1.670000      9,436.9732     $15,760    57.60%                                          651.32       21.9135
 633    16-Feb-96      1.680000      9,436.9732     $15,854    58.54%                                          647.98       21.9135
 634    17-Feb-96      1.680000      9,436.9732     $15,854    58.54%                                          647.98       21.9135
 635    18-Feb-96      1.680000      9,436.9732     $15,854    58.54%                                          647.98       21.9135
 636    19-Feb-96      1.680000      9,436.9732     $15,854    58.54%                                          647.98       21.9135
 637    20-Feb-96      1.650000      9,436.9732     $15,571    55.71%                                          640.65       21.9135
 638    21-Feb-96      1.660000      9,436.9732     $15,665    56.65%                                          648.10       21.9135
 639    22-Feb-96      1.700000      9,436.9732     $16,043    60.43%                                          658.86       21.9135
 640    23-Feb-96      1.690000      9,436.9732     $15,948    59.48%                                          659.08       21.9135
 641    24-Feb-96      1.690000      9,436.9732     $15,948    59.48%                                          659.08       21.9135
 642    25-Feb-96      1.690000      9,436.9732     $15,948    59.48%                                          659.08       21.9135
 643    26-Feb-96      1.680000      9,436.9732     $15,854    58.54%                                          650.46       21.9135

     ------------------------------------------------------------------
                     STANDARD & POOR'S 500
     ------------------------------------------------------------------
                   INCR IN SHS    SH. PR.       TOTAL
             DIV/     DUE TO      BEFORE      REDEEMABLE     RATE OF
             SHARE    DIVIDEND      DIV           VALUE         RETURN
     ------------------------------------------------------------------
 590        0.007     0.000259    22.864645     $14,123.49     41.2349%
 591                  0.000000    22.864645     $14,100.86     41.0086%
 592                  0.000000    22.864645     $14,100.86     41.0086%
 593                  0.000000    22.864645     $14,100.86     41.0086%
 594        0.178     0.006581    22.871225     $14,144.94     41.4494%
 595        0.057     0.002139    22.873365     $13,940.17     39.4017%
 596        0.050     0.001911    22.875276     $13,690.39     36.9039%
 597        0.029     0.001101    22.876376     $13,787.36     37.8736%
 598        0.001     0.000038    22.876414     $13,767.25     37.6725%
 599                  0.000000    22.876414     $13,767.25     37.6725%
 600                  0.000000    22.876414     $13,767.25     37.6725%
 601                  0.000000    22.876414     $13,721.73     37.2173%
 602                  0.000000    22.876414     $13,918.93     39.1893%
 603        0.056     0.002113    22.878527     $13,872.85     38.7285%
 604        0.057     0.002144    22.880671     $13,916.94     39.1694%
 605        0.002     0.000075    22.880746     $13,999.13     39.9913%
 606                  0.000000    22.880746     $13,999.13     39.9913%
 607                  0.000000    22.880746     $13,999.13     39.9913%
 608                  0.000000    22.880746     $14,035.05     40.3505%
 609        0.009     0.000336    22.881082     $14,021.30     40.2130%
 610        0.025     0.000923    22.882004     $14,185.93     41.8593%
 611        0.003     0.000111    22.882116     $14,118.95     41.1895%
 612                  0.000000    22.882116     $14,223.98     42.2398%
 613                  0.000000    22.882116     $14,223.98     42.2398%
 614                  0.000000    22.882116     $14,223.98     42.2398%
 615        0.134     0.004912    22.887028     $14,286.54     42.8654%
 616        0.020     0.000726    22.887754     $14,422.72     44.2272%
 617        0.107     0.003850    22.891605     $14,559.52     45.5952%
 618        0.121     0.004338    22.895943     $14,618.14     46.1814%
 619        0.037     0.001332    22.897275     $14,559.23     45.5923%
 620                  0.000000    22.897275     $14,559.23     45.5923%
 621                  0.000000    22.897275     $14,559.23     45.5923%
 622        0.046     0.001642    22.898917     $14,688.05     46.8805%
 623        0.016     0.000567    22.899484     $14,800.62     48.0062%
 624        0.108     0.003805    22.903290     $14,885.53     48.8553%
 625        0.144     0.005027    22.908317     $15,029.46     50.2946%
 626        0.038     0.001326    22.909643     $15,037.20     50.3720%
 627                  0.000000    22.909643     $15,037.20     50.3720%
 628                  0.000000    22.909643     $15,037.20     50.3720%
 629        0.039     0.001351    22.910994     $15,154.48     51.5448%
 630        0.175     0.006070    22.917064     $15,136.95     51.3695%
 631        0.084     0.002936    22.920000     $15,025.89     50.2589%
 632        0.120     0.004223    22.924223     $14,931.00     49.3100%
 633        0.083     0.002936    22.927159     $14,856.34     48.5634%
 634                  0.000000    22.927159     $14,856.34     48.5634%
 635                  0.000000    22.927159     $14,856.34     48.5634%
 636                  0.000000    22.927159     $14,856.34     48.5634%
 637        0.010     0.000358    22.927517     $14,688.51     46.8851%
 638        0.113     0.003998    22.931515     $14,861.91     48.6191%
 639        0.026     0.000905    22.932420     $15,109.25     51.0925%
 640        0.016     0.000557    22.932976     $15,114.67     51.1467%
 641                  0.000000    22.932976     $15,114.67     51.1467%
 642                  0.000000    22.932976     $15,114.67     51.1467%
 643        0.008     0.000282    22.933258     $14,917.17     49.1717%

     ------------------------------------------------------------------------------------------------------  ----------------------
                                      AMERICAN HERITAGE GROWTH FUND, INC.                                    STANDARD & POOR'S 500
     ------------------------------------------------------------------------------------------------------  ----------------------
                                                     TOTAL                MONTHLY     QUARTERLY    ANNUAL
                                      NUMBER      REDEEMABLE    RATE OF   RATE OF     RATE OF      RATE OF                 NUMBER
           DATE       PRICE/SHR      OF SHARES      VALUE       RETURN    RETURN       RETURN       RETURN   PRICE/SHR    OF SHARES
     ------------------------------------------------------------------------------------------------------  ----------------------
 644    27-Feb-96      1.670000      9,436.9732     $15,760    57.60%                                          647.24       21.9135
 645    28-Feb-96      1.680000      9,436.9732     $15,854    58.54%                                          644.75       21.9135
 646    29-Feb-96      1.670000      9,436.9732     $15,760    57.60%       0.60%                              640.43       21.9135
 647    01-Mar-96      1.670000      9,436.9732     $15,760    57.60%                                          644.37       21.9135
 648    02-Mar-96      1.670000      9,436.9732     $15,760    57.60%                                          644.37       21.9135
 649    03-Mar-96      1.670000      9,436.9732     $15,760    57.60%                                          644.37       21.9135
 650    04-Mar-96      1.670000      9,436.9732     $15,760    57.60%                                          650.81       21.9135
 651    05-Mar-96      1.680000      9,436.9732     $15,854    58.54%                                          655.79       21.9135
 652    06-Mar-96      1.670000      9,436.9732     $15,760    57.60%                                          652.00       21.9135
 653    07-Mar-96      1.680000      9,436.9732     $15,854    58.54%                                          653.65       21.9135
 654    08-Mar-96      1.650000      9,436.9732     $15,571    55.71%                                          633.50       21.9135
 655    09-Mar-96      1.650000      9,436.9732     $15,571    55.71%                                          633.50       21.9135
 656    10-Mar-96      1.650000      9,436.9732     $15,571    55.71%                                          633.50       21.9135
 657    11-Mar-96      1.670000      9,436.9732     $15,760    57.60%                                          640.02       21.9135
 658    12-Mar-96      1.660000      9,436.9732     $15,665    56.65%                                          637.09       21.9135
 659    13-Mar-96      1.660000      9,436.9732     $15,665    56.65%                                          638.55       21.9135
 660    14-Mar-96      1.670000      9,436.9732     $15,760    57.60%                                          640.87       21.9135
 661    15-Mar-96      1.670000      9,436.9732     $15,760    57.60%                                          641.43       21.9135
 662    16-Mar-96      1.670000      9,436.9732     $15,760    57.60%                                          641.43       21.9135
 663    17-Mar-96      1.670000      9,436.9732     $15,760    57.60%                                          641.43       21.9135
 664    18-Mar-96      1.670000      9,436.9732     $15,760    57.60%                                          652.65       21.9135
 665    19-Mar-96      1.670000      9,436.9732     $15,760    57.60%                                          651.69       21.9135
 666    20-Mar-96      1.660000      9,436.9732     $15,665    56.65%                                          649.98       21.9135
 667    21-Mar-96      1.650000      9,436.9732     $15,571    55.71%                                          649.19       21.9135
 668    22-Mar-96      1.660000      9,436.9732     $15,665    56.65%                                          650.62       21.9135
 669    23-Mar-96      1.660000      9,436.9732     $15,665    56.65%                                          650.62       21.9135
 670    24-Mar-96      1.660000      9,436.9732     $15,665    56.65%                                          650.62       21.9135
 671    25-Mar-96      1.640000      9,436.9732     $15,477    54.77%                                          650.04       21.9135
 672    26-Mar-96      1.630000      9,436.9732     $15,382    53.82%                                          652.97       21.9135
 673    27-Mar-96      1.630000      9,436.9732     $15,382    53.82%                                          648.91       21.9135
 674    28-Mar-96      1.640000      9,436.9732     $15,477    54.77%                                          648.94       21.9135
 675    29-Mar-96      1.650000      9,436.9732     $15,571    55.71%                                          645.50       21.9135
 676    30-Mar-96      1.650000      9,436.9732     $15,571    55.71%                                          645.50       21.9135
 677    31-Mar-96      1.650000      9,436.9732     $15,571    55.71%      -1.20%        7.84%                 645.50       21.9135
 678    01-Apr-96      1.650000      9,436.9732     $15,571    55.71%                                          653.73       21.9135
 679    02-Apr-96      1.650000      9,436.9732     $15,571    55.71%                                          655.26       21.9135
 680    03-Apr-96      1.650000      9,436.9732     $15,571    55.71%                                          655.88       21.9135
 681    04-Apr-96      1.660000      9,436.9732     $15,665    56.65%                                          655.86       21.9135
 682    05-Apr-96      1.660000      9,436.9732     $15,665    56.65%                                          655.86       21.9135
 683    06-Apr-96      1.660000      9,436.9732     $15,665    56.65%                                          655.86       21.9135
 684    07-Apr-96      1.660000      9,436.9732     $15,665    56.65%                                          655.86       21.9135
 685    08-Apr-96      1.630000      9,436.9732     $15,382    53.82%                                          644.24       21.9135
 686    09-Apr-96      1.640000      9,436.9732     $15,477    54.77%                                          642.19       21.9135
 687    10-Apr-96      1.650000      9,436.9732     $15,571    55.71%                                          633.50       21.9135
 688    11-Apr-96      1.640000      9,436.9732     $15,477    54.77%                                          631.18       21.9135
 689    12-Apr-96      1.640000      9,436.9732     $15,477    54.77%                                          636.71       21.9135
 690    13-Apr-96      1.640000      9,436.9732     $15,477    54.77%                                          636.71       21.9135
 691    14-Apr-96      1.640000      9,436.9732     $15,477    54.77%                                          636.71       21.9135
 692    15-Apr-96      1.640000      9,436.9732     $15,477    54.77%                                          642.49       21.9135
 693    16-Apr-96      1.650000      9,436.9732     $15,571    55.71%                                          645.00       21.9135
 694    17-Apr-96      1.640000      9,436.9732     $15,477    54.77%                                          641.61       21.9135
 695    18-Apr-96      1.670000      9,436.9732     $15,760    57.60%                                          643.61       21.9135
 696    19-Apr-96      1.670000      9,436.9732     $15,760    57.60%                                          645.07       21.9135
 697    20-Apr-96      1.670000      9,436.9732     $15,760    57.60%                                          645.07       21.9135

     -------------------------------------------------------------------
                      STANDARD & POOR'S 500
     -------------------------------------------------------------------
                    INCR IN SHS    SH. PR.       TOTAL
              DIV/     DUE TO      BEFORE      REDEEMABLE     RATE OF
              SHARE    DIVIDEND      DIV           VALUE         RETURN
     -------------------------------------------------------------------
 644         0.068     0.002409    22.935668     $14,844.88     48.4488%
 645         0.199     0.007079    22.942747     $14,792.34     47.9234%
 646         0.053     0.001899    22.944646     $14,694.44     46.9444%
 647         0.014     0.000499    22.945144     $14,785.16     47.8516%
 648                   0.000000    22.945144     $14,785.16     47.8516%
 649                   0.000000    22.945144     $14,785.16     47.8516%
 650         0.109     0.003843    22.948987     $14,935.43     49.3543%
 651         0.066     0.002310    22.951297     $15,051.23     50.5123%
 652         0.195     0.006864    22.958161     $14,968.72     49.6872%
 653         0.046     0.001616    22.959777     $15,007.66     50.0766%
 654         0.001     0.000036    22.959813     $14,545.04     45.4504%
 655                   0.000000    22.959813     $14,545.04     45.4504%
 656                   0.000000    22.959813     $14,545.04     45.4504%
 657         0.030     0.001076    22.960889     $14,695.43     46.9543%
 658         0.004     0.000144    22.961033     $14,628.24     46.2824%
 659         0.297     0.010680    22.971713     $14,668.59     46.6859%
 660         0.009     0.000323    22.972035     $14,722.09     47.2209%
 661         0.022     0.000788    22.972823     $14,735.46     47.3546%
 662                   0.000000    22.972823     $14,735.46     47.3546%
 663                   0.000000    22.972823     $14,735.46     47.3546%
 664         0.031     0.001091    22.973914     $14,993.93     49.9393%
 665         0.016     0.000564    22.974478     $14,972.24     49.7224%
 666         0.006     0.000212    22.974691     $14,933.09     49.3309%
 667         0.039     0.001380    22.976071     $14,915.84     49.1584%
 668         0.002     0.000071    22.976141     $14,948.74     49.4874%
 669                   0.000000    22.976141     $14,948.74     49.4874%
 670                   0.000000    22.976141     $14,948.74     49.4874%
 671                   0.000000    22.976141     $14,935.41     49.3541%
 672                   0.000000    22.976141     $15,002.73     50.0273%
 673         0.199     0.007046    22.983187     $14,914.02     49.1402%
 674         0.010     0.000354    22.983542     $14,914.94     49.1494%
 675                   0.000000    22.983542     $14,835.88     48.3588%
 676                   0.000000    22.983542     $14,835.88     48.3588%
 677                   0.000000    22.983542     $14,835.88     48.3588%
 678         0.006     0.000211    22.983753     $15,025.17     50.2517%
 679         0.136     0.004770    22.988523     $15,063.46     50.6346%
 680         0.011     0.000386    22.988908     $15,077.97     50.7797%
 681         0.049     0.001718    22.990626     $15,078.63     50.7863%
 682                   0.000000    22.990626     $15,078.63     50.7863%
 683                   0.000000    22.990626     $15,078.63     50.7863%
 684                   0.000000    22.990626     $15,078.63     50.7863%
 685         0.229     0.008172    22.998798     $14,816.75     48.1675%
 686         0.011     0.000394    22.999192     $14,769.85     47.6985%
 687         0.022     0.000799    22.999991     $14,570.49     45.7049%
 688         0.062     0.002259    23.002250     $14,518.56     45.1856%
 689                   0.000000    23.002250     $14,645.76     46.4576%
 690                   0.000000    23.002250     $14,645.76     46.4576%
 691                   0.000000    23.002250     $14,645.76     46.4576%
 692                   0.000000    23.002250     $14,778.72     47.7872%
 693                   0.000000    23.002250     $14,836.45     48.3645%
 694         0.085     0.003047    23.005297     $14,760.43     47.6043%
 695         0.023     0.000822    23.006119     $14,806.97     48.0697%
 696                   0.000000    23.006119     $14,840.56     48.4056%
 697                   0.000000    23.006119     $14,840.56     48.4056%

     ------------------------------------------------------------------------------------------------------  ----------------------
                                       AMERICAN HERITAGE GROWTH FUND, INC.                                   STANDARD & POOR'S 500
     ------------------------------------------------------------------------------------------------------  ----------------------
                                                     TOTAL                MONTHLY     QUARTERLY    ANNUAL
                                      NUMBER      REDEEMABLE    RATE OF   RATE OF     RATE OF      RATE OF                 NUMBER
           DATE       PRICE/SHR      OF SHARES      VALUE       RETURN    RETURN       RETURN       RETURN   PRICE/SHR    OF SHARES
     ------------------------------------------------------------------------------------------------------  ----------------------
 698    21-Apr-96      1.670000      9,436.9732     $15,760    57.60%                                          645.07       21.9135
 699    22-Apr-96      1.690000      9,436.9732     $15,948    59.48%                                          647.89       21.9135
 700    23-Apr-96      1.710000      9,436.9732     $16,137    61.37%                                          651.58       21.9135
 701    24-Apr-96      1.740000      9,436.9732     $16,420    64.20%                                          650.17       21.9135
 702    25-Apr-96      1.750000      9,436.9732     $16,515    65.15%                                          652.87       21.9135
 703    26-Apr-96      1.740000      9,436.9732     $16,420    64.20%                                          653.46       21.9135
 704    27-Apr-96      1.740000      9,436.9732     $16,420    64.20%                                          653.46       21.9135
 705    28-Apr-96      1.740000      9,436.9732     $16,420    64.20%                                          653.46       21.9135
 706    29-Apr-96      1.730000      9,436.9732     $16,326    63.26%                                          654.16       21.9135
 707    30-Apr-96      1.730000      9,436.9732     $16,326    63.26%       4.85%                              654.17       21.9135
 708    01-May-96      1.720000      9,436.9732     $16,232    62.32%                                          654.58       21.9135
 709    02-May-96      1.720000      9,436.9732     $16,232    62.32%                                          643.38       21.9135
 710    03-May-96      1.720000      9,436.9732     $16,232    62.32%                                          641.63       21.9135
 711    04-May-96      1.720000      9,436.9732     $16,232    62.32%                                          641.63       21.9135
 712    05-May-96      1.720000      9,436.9732     $16,232    62.32%                                          641.63       21.9135
 713    06-May-96      1.710000      9,436.9732     $16,137    61.37%                                          640.81       21.9135
 714    07-May-96      1.700000      9,436.9732     $16,043    60.43%                                          638.26       21.9135
 715    08-May-96      1.700000      9,436.9732     $16,043    60.43%                                          644.78       21.9135
 716    09-May-96      1.700000      9,436.9732     $16,043    60.43%                                          645.44       21.9135
 717    10-May-96      1.720000      9,436.9732     $16,232    62.32%                                          652.09       21.9135
 718    11-May-96      1.720000      9,436.9732     $16,232    62.32%                                          652.09
 719    12-May-96      1.720000      9,436.9732     $16,232    62.32%                                          652.09
 720    13-May-96      1.730000      9,436.9732     $16,326    63.26%                                          661.51
 721    14-May-96      1.740000      9,436.9732     $16,420    64.20%                                          665.60
 722    15-May-96      1.750000      9,436.9732     $16,515    65.15%                                          665.42
 723    16-May-96      1.760000      9,436.9732     $16,609    66.09%                                          664.85
 724    17-May-96      1.770000      9,436.9732     $16,703    67.03%                                          668.91
 725    18-May-96      1.770000      9,436.9732     $16,703    67.03%                                          668.91
 726    19-May-96      1.770000      9,436.9732     $16,703    67.03%                                          668.91
 727    20-May-96      1.770000      9,436.9732     $16,703    67.03%                                          673.15
 728    21-May-96      1.760000      9,436.9732     $16,609    66.09%                                          672.76
 729    22-May-96      1.760000      9,436.9732     $16,609    66.09%                                          678.42
 730    23-May-96      1.760000      9,436.9732     $16,609    66.09%                                          676.00
 731    24-May-96      1.770000      9,436.9732     $16,703    67.03%                                          678.51
 732    25-May-96      1.770000      9,436.9732     $16,703    67.03%                                          678.51
 733    26-May-96      1.770000      9,436.9732     $16,703    67.03%                                          678.51
 734    27-May-96      1.770000      9,436.9732     $16,703    67.03%                                          678.51
 735    28-May-96      1.760000      9,436.9732     $16,609    66.09%                                          672.23
 736    29-May-96      1.730000      9,436.9732     $16,326    63.26%                                          667.93
 737    30-May-96      1.740000      9,436.9732     $16,420    64.20%                                          671.70
 738    31-May-96      1.750000      9,436.9732     $16,515    65.15%       1.16%                              669.12
 739    01-Jun-96      1.750000      9,436.9732     $16,515    65.15%                                          669.12
 740    02-Jun-96      1.750000      9,436.9732     $16,515    65.15%                                          669.12
 741    03-Jun-96      1.730000      9,436.9732     $16,326    63.26%                                          667.68
 742    04-Jun-96      1.740000      9,436.9732     $16,420    64.20%                                          672.56
 743    05-Jun-96      1.750000      9,436.9732     $16,515    65.15%                                          678.44
 744    06-Jun-96      1.730000      9,436.9732     $16,326    63.26%                                          673.03
 745    07-Jun-96      1.710000      9,436.9732     $16,137    61.37%                                          673.31
 746    08-Jun-96      1.710000      9,436.9732     $16,137    61.37%                                          673.31
 747    09-Jun-96      1.710000      9,436.9732     $16,137    61.37%                                          673.31
 748    10-Jun-96      1.700000      9,436.9732     $16,043    60.43%                                          672.16
 749    11-Jun-96      1.710000      9,436.9732     $16,137    61.37%                                          670.97
 750    12-Jun-96      1.720000      9,436.9732     $16,232    62.32%                                          669.04
 751    13-Jun-96      1.680000      9,436.9732     $15,854    58.54%                                          667.92

     ------------------------------------------------------------------
                     STANDARD & POOR'S 500
     ------------------------------------------------------------------
                   INCR IN SHS    SH. PR.       TOTAL
             DIV/     DUE TO      BEFORE      REDEEMABLE     RATE OF
             SHARE    DIVIDEND      DIV           VALUE         RETURN
     ------------------------------------------------------------------
 698                  0.000000    23.006119     $14,840.56     48.4056%
 699                  0.000000    23.006119     $14,905.43     49.0543%
 700        0.009     0.000318    23.006437     $14,990.53     49.9053%
 701        0.024     0.000849    23.007286     $14,958.65     49.5865%
 702        0.005     0.000176    23.007463     $15,020.88     50.2088%
 703        0.085     0.002993    23.010455     $15,036.41     50.3641%
 704                  0.000000    23.010455     $15,036.41     50.3641%
 705                  0.000000    23.010455     $15,036.41     50.3641%
 706        0.021     0.000739    23.011194     $15,053.00     50.5300%
 707        0.059     0.002075    23.013269     $15,054.59     50.5459%
 708        0.082     0.002883    23.016152     $15,065.91     50.6591%
 709        0.103     0.003685    23.019837     $14,810.50     48.1050%
 710        0.028     0.001005    23.020842     $14,770.86     47.7086%
 711                  0.000000    23.020842     $14,770.86     47.7086%
 712                  0.000000    23.020842     $14,770.86     47.7086%
 713        0.058     0.002084    23.022925     $14,753.32     47.5332%
 714        0.017     0.000613    23.023538     $14,695.00     46.9500%
 715        0.171     0.006106    23.029644     $14,849.05     48.4905%
 716        0.175     0.006244    23.035889     $14,868.28     48.6828%
 717        0.067     0.002367    23.038255     $15,023.02     50.2302%
 718                  0.000000    23.038255     $15,023.02     50.2302%
 719                  0.000000    23.038255     $15,023.02     50.2302%
 720        0.120     0.004179    23.042435     $15,242.80     52.4280%
 721        0.119     0.004120    23.046554     $15,339.79     53.3979%
 722        0.099     0.003429    23.049983     $15,337.92     53.3792%
 723        0.072     0.002496    23.052479     $15,326.44     53.2644%
 724        0.272     0.009374    23.061853     $15,426.30     54.2630%
 725                  0.000000    23.061853     $15,426.30     54.2630%
 726                  0.000000    23.061853     $15,426.30     54.2630%
 727        0.640     0.064000    23.125853     $15,567.17     55.6717%
 728        0.007     0.000241    23.126094     $15,558.31     55.5831%
 729        0.093     0.003170    23.129264     $15,691.36     56.9136%
 730        0.170     0.005817    23.135081     $15,639.31     56.3931%
 731        0.100     0.003410    23.138490     $15,699.70     56.9970%
 732                  0.000000    23.138490     $15,699.70     56.9970%
 733                  0.000000    23.138490     $15,699.70     56.9970%
 734                  0.000000    23.138490     $15,699.70     56.9970%
 735        0.004     0.000138    23.138628     $15,554.48     55.5448%
 736        0.169     0.005855    23.144482     $15,458.89     54.5889%
 737        0.113     0.003894    23.148376     $15,548.76     55.4876%
 738        0.350     0.012108    23.160484     $15,497.14     54.9714%
 739                  0.000000    23.160484     $15,497.14     54.9714%
 740                  0.000000    23.160484     $15,497.14     54.9714%
 741        0.006     0.000208    23.160693     $15,463.93     54.6393%
 742        0.036     0.001240    23.161932     $15,577.79     55.7779%
 743        0.186     0.006350    23.168282     $15,718.29     57.1829%
 744        0.120     0.004131    23.172413     $15,595.73     55.9573%
 745        0.009     0.000310    23.172723     $15,602.43     56.0243%
 746                  0.000000    23.172723     $15,602.43     56.0243%
 747                  0.000000    23.172723     $15,602.43     56.0243%
 748        0.031     0.001069    23.173792     $15,576.50     55.7650%
 749        0.001     0.000035    23.173826     $15,548.94     55.4894%
 750        0.299     0.010357    23.184183     $15,511.15     55.1115%
 751        0.042     0.001458    23.185641     $15,486.15     54.8615%

     ------------------------------------------------------------------------------------------------------  ----------------------
                                     AMERICAN HERITAGE GROWTH FUND, INC.                                     STANDARD & POOR'S 500
     ------------------------------------------------------------------------------------------------------  ----------------------
                                                     TOTAL                MONTHLY     QUARTERLY    ANNUAL
                                      NUMBER      REDEEMABLE    RATE OF   RATE OF     RATE OF      RATE OF                  NUMBER
           DATE       PRICE/SHR      OF SHARES      VALUE       RETURN    RETURN       RETURN       RETURN    PRICE/SHR    OF SHARES
     ------------------------------------------------------------------------------------------------------  -----------------------
 752    14-Jun-96      1.660000      9,436.9732     $15,665    56.65%                                          665.85
 753    15-Jun-96      1.660000      9,436.9732     $15,665    56.65%                                          665.85
 754    16-Jun-96      1.660000      9,436.9732     $15,665    56.65%                                          665.85
 755    17-Jun-96      1.660000      9,436.9732     $15,665    56.65%                                          665.16
 756    18-Jun-96      1.640000      9,436.9732     $15,477    54.77%                                          662.06
 757    19-Jun-96      1.630000      9,436.9732     $15,382    53.82%                                          661.96
 758    20-Jun-96      1.610000      9,436.9732     $15,194    51.94%                                          662.10
 759    21-Jun-96      1.600000      9,436.9732     $15,099    50.99%                                          666.84
 760    22-Jun-96      1.600000      9,436.9732     $15,099    50.99%                                          666.84
 761    23-Jun-96      1.600000      9,436.9732     $15,099    50.99%                                          666.84
 762    24-Jun-96      1.600000      9,436.9732     $15,099    50.99%                                          668.85
 763    25-Jun-96      1.600000      9,436.9732     $15,099    50.99%                                          668.48
 764    26-Jun-96      1.580000      9,436.9732     $14,910    49.10%                                          664.39
 765    27-Jun-96      1.560000      9,436.9732     $14,722    47.22%                                          668.55
 766    28-Jun-96      1.580000      9,436.9732     $14,910    49.10%                                          670.63
 767    29-Jun-96      1.580000      9,436.9732     $14,910    49.10%                                          670.63
 768    30-Jun-96      1.580000      9,436.9732     $14,910    49.10%      -9.71%       -4.24%                 670.63
 769    01-Jul-96      1.590000      9,436.9732     $15,005    50.05%                                          675.88
 770    02-Jul-96      1.580000      9,436.9732     $14,910    49.10%                                          673.61
 771    03-Jul-96      1.580000      9,436.9732     $14,910    49.10%                                          672.40
 772    04-Jul-96      1.580000      9,436.9732     $14,910    49.10%                                          672.40
 773    05-Jul-96      1.550000      9,436.9732     $14,627    46.27%                                          657.44
 774    06-Jul-96      1.550000      9,436.9732     $14,627    46.27%                                          657.44
 775    07-Jul-96      1.550000      9,436.9732     $14,627    46.27%                                          657.44
 776    08-Jul-96      1.540000      9,436.9732     $14,533    45.33%                                          652.54
 777    09-Jul-96      1.540000      9,436.9732     $14,533    45.33%                                          654.75
 778    10-Jul-96      1.520000      9,436.9732     $14,344    43.44%                                          656.06
 779    11-Jul-96      1.500000      9,436.9732     $14,155    41.55%                                          645.67
 780    12-Jul-96      1.490000      9,436.9732     $14,061    40.61%                                          646.19
 781    13-Jul-96      1.490000      9,436.9732     $14,061    40.61%                                          646.19
 782    14-Jul-96      1.490000      9,436.9732     $14,061    40.61%                                          646.19
 783    15-Jul-96      1.470000      9,436.9732     $13,872    38.72%                                          629.80
 784    16-Jul-96      1.450000      9,436.9732     $13,684    36.84%                                          628.37
 785    17-Jul-96      1.470000      9,436.9732     $13,872    38.72%                                          634.07
 786    18-Jul-96      1.480000      9,436.9732     $13,967    39.67%                                          643.56
 787    19-Jul-96      1.460000      9,436.9732     $13,778    37.78%                                          638.73
 788    20-Jul-96      1.460000      9,436.9732     $13,778    37.78%                                          638.73
 789    21-Jul-96      1.460000      9,436.9732     $13,778    37.78%                                          638.73
 790    22-Jul-96      1.450000      9,436.9732     $13,684    36.84%                                          633.77
 791    23-Jul-96      1.430000      9,436.9732     $13,495    34.95%                                          626.87
 792    24-Jul-96      1.410000      9,436.9732     $13,306    33.06%                                          626.65
 793    25-Jul-96      1.430000      9,436.9732     $13,495    34.95%                                          631.17
 794    26-Jul-96      1.440000      9,436.9732     $13,589    35.89%                                          635.90
 795    27-Jul-96      1.440000      9,436.9732     $13,589    35.89%                                          635.90
 796    28-Jul-96      1.440000      9,436.9732     $13,589    35.89%                                          635.90
 797    29-Jul-96      1.430000      9,436.9732     $13,495    34.95%                                          630.91
 798    30-Jul-96      1.430000      9,436.9732     $13,495    34.95%                                          635.26
 799    31-Jul-96      1.430000      9,436.9732     $13,495    34.95%      -9.49%                              639.95
 800    01-Aug-96      1.450000      9,436.9732     $13,684    36.84%                                          650.02
 801    02-Aug-96      1.470000      9,436.9732     $13,872    38.72%                                          662.49
 802    03-Aug-96      1.470000      9,436.9732     $13,872    38.72%                                          662.49
 803    04-Aug-96      1.470000      9,436.9732     $13,872    38.72%                                          662.49
 804    05-Aug-96      1.470000      9,436.9732     $13,872    38.72%                                          660.23
 805    06-Aug-96      1.470000      9,436.9732     $13,872    38.72%                                          662.38


     -------------------------------------------------------------------
                      STANDARD & POOR'S 500
     -------------------------------------------------------------------
                    INCR IN SHS    SH. PR.       TOTAL
              DIV/     DUE TO      BEFORE      REDEEMABLE     RATE OF
              SHARE    DIVIDEND      DIV           VALUE         RETURN
     -------------------------------------------------------------------
 752         0.006     0.000209    23.185850     $15,438.30     54.3830%
 753                   0.000000    23.185850     $15,438.30     54.3830%
 754                   0.000000    23.185850     $15,438.30     54.3830%
 755         0.027     0.000941    23.186791     $15,422.93     54.2293%
 756         0.010     0.000350    23.187141     $15,351.28     53.5128%
 757         0.007     0.000245    23.187386     $15,349.12     53.4912%
 758         0.026     0.000911    23.188297     $15,352.97     53.5297%
 759         0.015     0.000522    23.188818     $15,463.23     54.6323%
 760                   0.000000    23.188818     $15,463.23     54.6323%
 761                   0.000000    23.188818     $15,463.23     54.6323%
 762         0.015     0.000520    23.189338     $15,510.19     55.1019%
 763         0.005     0.000173    23.189512     $15,501.72     55.0172%
 764         0.206     0.007190    23.196702     $15,411.66     54.1166%
 765         0.009     0.000312    23.197014     $15,508.36     55.0836%
 766         0.009     0.000311    23.197325     $15,556.82     55.5682%
 767                   0.000000    23.197325     $15,556.82     55.5682%
 768                   0.000000    23.197325     $15,556.82     55.5682%
 769         0.106     0.003638    23.200964     $15,681.07     56.8107%
 770         0.132     0.004546    23.205510     $15,631.46     56.3146%
 771         0.009     0.000311    23.205821     $15,603.59     56.0359%
 772                   0.000000    23.205821     $15,603.59     56.0359%
 773         0.018     0.000635    23.206456     $15,256.85     52.5685%
 774                   0.000000    23.206456     $15,256.85     52.5685%
 775                   0.000000    23.206456     $15,256.85     52.5685%
 776         0.195     0.006935    23.213391     $15,147.67     51.4767%
 777         0.061     0.002163    23.215553     $15,200.38     52.0038%
 778         0.031     0.001097    23.216650     $15,231.52     52.3152%
 779         0.064     0.002301    23.218952     $14,991.78     49.9178%
 780         0.064     0.002300    23.221251     $15,005.34     50.0534%
 781                   0.000000    23.221251     $15,005.34     50.0534%
 782                   0.000000    23.221251     $15,005.34     50.0534%
 783         0.001     0.000037    23.221288     $14,624.77     46.2477%
 784         0.001     0.000037    23.221325     $14,591.58     45.9158%
 785         0.059     0.002161    23.223486     $14,725.32     47.2532%
 786         0.058     0.002093    23.225579     $14,947.05     49.4705%
 787         0.002     0.000073    23.225652     $14,834.92     48.3492%
 788                   0.000000    23.225652     $14,834.92     48.3492%
 789                   0.000000    23.225652     $14,834.92     48.3492%
 790         0.002     0.000073    23.225725     $14,719.77     47.1977%
 791         0.009     0.000333    23.226058     $14,559.72     45.5972%
 792         0.016     0.000593    23.226651     $14,554.98     45.5498%
 793         0.003     0.000110    23.226762     $14,660.04     46.6004%
 794         0.003     0.000110    23.226871     $14,769.97     47.6997%
 795                   0.000000    23.226871     $14,769.97     47.6997%
 796                   0.000000    23.226871     $14,769.97     47.6997%
 797         0.087     0.003203    23.230074     $14,656.09     46.5609%
 798         0.030     0.001097    23.231171     $14,757.83     47.5783%
 799         0.188     0.006825    23.237996     $14,871.16     48.7116%
 800         0.130     0.004647    23.242643     $15,108.18     51.0818%
 801         0.039     0.001368    23.244012     $15,398.93     53.9893%
 802                   0.000000    23.244012     $15,398.93     53.9893%
 803                   0.000000    23.244012     $15,398.93     53.9893%
 804         0.056     0.001972    23.245983     $15,347.70     53.4770%
 805         0.018     0.000632    23.246615     $15,398.09     53.9809%

     ------------------------------------------------------------------------------------------------------  -----------------------
                                       AMERICAN HERITAGE GROWTH FUND, INC.                                    STANDARD & POOR'S 500
     ------------------------------------------------------------------------------------------------------  -----------------------
                                                     TOTAL                MONTHLY     QUARTERLY    ANNUAL
                                      NUMBER      REDEEMABLE    RATE OF   RATE OF     RATE OF      RATE OF                 NUMBER
           DATE       PRICE/SHR      OF SHARES      VALUE       RETURN    RETURN       RETURN       RETURN   PRICE/SHR    OF SHARES
     ------------------------------------------------------------------------------------------------------  -----------------------
 806    07-Aug-96      1.490000      9,436.9732     $14,061    40.61%                                          664.16
 807    08-Aug-96      1.500000      9,436.9732     $14,155    41.55%                                          662.59
 808    09-Aug-96      1.510000      9,436.9732     $14,250    42.50%                                          662.10
 809    10-Aug-96      1.510000      9,436.9732     $14,250    42.50%                                          662.10
 810    11-Aug-96      1.510000      9,436.9732     $14,250    42.50%                                          662.10
 811    12-Aug-96      1.510000      9,436.9732     $14,250    42.50%                                          665.77
 812    13-Aug-96      1.490000      9,436.9732     $14,061    40.61%                                          660.20
 813    14-Aug-96      1.490000      9,436.9732     $14,061    40.61%                                          662.05
 814    15-Aug-96      1.490000      9,436.9732     $14,061    40.61%                                          662.28
 815    16-Aug-96      1.480000      9,436.9732     $13,967    39.67%                                          665.21
 816    17-Aug-96      1.480000      9,436.9732     $13,967    39.67%                                          665.21
 817    18-Aug-96      1.480000      9,436.9732     $13,967    39.67%                                          665.21
 818    19-Aug-96      1.480000      9,436.9732     $13,967    39.67%                                          666.58
 819    20-Aug-96      1.480000      9,436.9732     $13,967    39.67%                                          665.69
 820    21-Aug-96      1.480000      9,436.9732     $13,967    39.67%                                          665.07
 821    22-Aug-96      1.490000      9,436.9732     $14,061    40.61%                                          670.68
 822    23-Aug-96      1.500000      9,436.9732     $14,155    41.55%                                          667.03
 823    24-Aug-96      1.500000      9,436.9732     $14,155    41.55%                                          667.03
 824    25-Aug-96      1.500000      9,436.9732     $14,155    41.55%                                          667.03
 825    26-Aug-96      1.540000      9,436.9732     $14,533    45.33%                                          663.88
 826    27-Aug-96      1.550000      9,436.9732     $14,627    46.27%                                          666.40
 827    28-Aug-96      1.560000      9,436.9732     $14,722    47.22%                                          664.81
 828    29-Aug-96      1.560000      9,436.9732     $14,722    47.22%                                          657.40
 829    30-Aug-96      1.550000      9,436.9732     $14,627    46.27%                                          651.99
 830    31-Aug-96      1.550000      9,436.9732     $14,627    46.27%       8.39%                              651.99
 831    01-Sep-96      1.550000      9,436.9732     $14,627    46.27%                                          651.99
 832    02-Sep-96      1.550000      9,436.9732     $14,627    46.27%                                          651.99
 833    03-Sep-96      1.540000      9,436.9732     $14,533    45.33%                                          654.72
 834    04-Sep-96      1.560000      9,436.9732     $14,722    47.22%                                          655.61
 835    05-Sep-96      1.530000      9,436.9732     $14,439    44.39%                                          649.44
 836    06-Sep-96      1.560000      9,436.9732     $14,722    47.22%                                          655.68
 837    07-Sep-96      1.560000      9,436.9732     $14,722    47.22%                                          655.68
 838    08-Sep-96      1.560000      9,436.9732     $14,722    47.22%                                          655.68
 839    09-Sep-96      1.570000      9,436.9732     $14,816    48.16%                                          663.76
 840    10-Sep-96      1.560000      9,436.9732     $14,722    47.22%                                          663.81
 841    11-Sep-96      1.560000      9,436.9732     $14,722    47.22%                                          667.28
 842    12-Sep-96      1.580000      9,436.9732     $14,910    49.10%                                          671.15
 843    13-Sep-96      1.580000      9,436.9732     $14,910    49.10%                                          680.54
 844    14-Sep-96      1.580000      9,436.9732     $14,910    49.10%                                          680.54
 845    15-Sep-96      1.580000      9,436.9732     $14,910    49.10%                                          680.54
 846    16-Sep-96      1.570000      9,436.9732     $14,816    48.16%                                          683.98
 847    17-Sep-96      1.590000      9,436.9732     $15,005    50.05%                                          682.94
 848    18-Sep-96      1.590000      9,436.9732     $15,005    50.05%                                          681.47
 849    19-Sep-96      1.610000      9,436.9732     $15,194    51.94%                                          683.00
 850    20-Sep-96      1.630000      9,436.9732     $15,382    53.82%                                          687.02
 851    21-Sep-96      1.630000      9,436.9732     $15,382    53.82%                                          687.02
 852    22-Sep-96      1.630000      9,436.9732     $15,382    53.82%                                          687.02
 853    23-Sep-96      1.610000      9,436.9732     $15,194    51.94%                                          686.48
 854    24-Sep-96      1.620000      9,436.9732     $15,288    52.88%                                          685.61
 855    25-Sep-96      1.620000      9,436.9732     $15,288    52.88%                                          685.83
 856    26-Sep-96      1.650000      9,436.9732     $15,571    55.71%                                          685.86
 857    27-Sep-96      1.650000      9,436.9732     $15,571    55.71%                                          686.19
 858    28-Sep-96      1.650000      9,436.9732     $15,571    55.71%                                          686.19
 859    29-Sep-96      1.650000      9,436.9732     $15,571    55.71%                                          686.19

     -------------------------------------------------------------------
                      STANDARD & POOR'S 500
     -------------------------------------------------------------------
                    INCR IN SHS    SH. PR.       TOTAL
              DIV/     DUE TO      BEFORE      REDEEMABLE     RATE OF
              SHARE    DIVIDEND      DIV           VALUE         RETURN
     -------------------------------------------------------------------
 806         0.096     0.003360    23.249975     $15,441.70     54.4170%
 807         0.018     0.000632    23.250607     $15,405.62     54.0562%
 808         0.165     0.005794    23.256401     $15,398.06     53.9806%
 809                   0.000000    23.256401     $15,398.06     53.9806%
 810                   0.000000    23.256401     $15,398.06     53.9806%
 811         0.034     0.001188    23.257589     $15,484.20     54.8420%
 812         0.179     0.006306    23.263894     $15,358.82     53.5882%
 813         0.101     0.003549    23.267444     $15,404.21     54.0421%
 814         0.040     0.001405    23.268849     $15,410.49     54.1049%
 815         0.078     0.002728    23.271577     $15,480.49     54.8049%
 816                   0.000000    23.271577     $15,480.49     54.8049%
 817                   0.000000    23.271577     $15,480.49     54.8049%
 818         0.020     0.000698    23.272275     $15,512.83     55.1283%
 819         0.062     0.002167    23.274443     $15,493.56     54.9356%
 820         0.084     0.002940    23.277383     $15,481.09     54.8109%
 821         0.018     0.000625    23.278007     $15,612.09     56.1209%
 822         0.024     0.000838    23.278845     $15,527.69     55.2769%
 823                   0.000000    23.278845     $15,527.69     55.2769%
 824                   0.000000    23.278845     $15,527.69     55.2769%
 825         0.002     0.000070    23.278915     $15,454.41     54.5441%
 826         0.005     0.000175    23.279090     $15,513.19     55.1319%
 827         0.174     0.006093    23.285182     $15,480.22     54.8022%
 828         0.114     0.004038    23.289220     $15,310.33     53.1033%
 829         0.022     0.000786    23.290006     $15,184.85     51.8485%
 830                   0.000000    23.290006     $15,184.85     51.8485%
 831                   0.000000    23.290006     $15,184.85     51.8485%
 832                   0.000000    23.290006     $15,184.85     51.8485%
 833         0.002     0.000071    23.290077     $15,248.48     52.4848%
 834         0.263     0.009343    23.299420     $15,275.33     52.7533%
 835         0.057     0.002045    23.301465     $15,132.90     51.3290%
 836         0.052     0.001848    23.303313     $15,279.52     52.7952%
 837                   0.000000    23.303313     $15,279.52     52.7952%
 838                   0.000000    23.303313     $15,279.52     52.7952%
 839         0.011     0.000386    23.303699     $15,468.06     54.6806%
 840         0.084     0.002949    23.306648     $15,471.19     54.7119%
 841         0.125     0.004366    23.311014     $15,554.97     55.5497%
 842         0.217     0.007537    23.318551     $15,650.25     56.5025%
 843         0.001     0.000034    23.318586     $15,869.23     58.6923%
 844                   0.000000    23.318586     $15,869.23     58.6923%
 845                   0.000000    23.318586     $15,869.23     58.6923%
 846         0.189     0.006443    23.325029     $15,953.85     59.5385%
 847         0.189     0.006455    23.331484     $15,934.00     59.3400%
 848         0.028     0.000959    23.332443     $15,900.36     59.0036%
 849         0.040     0.001366    23.333809     $15,936.99     59.3699%
 850         0.002     0.000068    23.333877     $16,030.84     60.3084%
 851                   0.000000    23.333877     $16,030.84     60.3084%
 852                   0.000000    23.333877     $16,030.84     60.3084%
 853         0.018     0.000612    23.334489     $16,018.66     60.1866%
 854         0.018     0.000613    23.335102     $15,998.78     59.9878%
 855         0.023     0.000783    23.335884     $16,004.45     60.0445%
 856         0.216     0.007349    23.343233     $16,010.19     60.1019%
 857         0.015     0.000510    23.343744     $16,018.24     60.1824%
 858                   0.000000    23.343744     $16,018.24     60.1824%
 859                   0.000000    23.343744     $16,018.24     60.1824%

     -----------------------------------------------------------------------------------------------------  -----------------------
                                      AMERICAN HERITAGE GROWTH FUND, INC.                                    STANDARD & POOR'S 500
     -----------------------------------------------------------------------------------------------------  -----------------------
                                                     TOTAL                MONTHLY     QUARTERLY    ANNUAL
                                      NUMBER      REDEEMABLE    RATE OF   RATE OF     RATE OF      RATE OF                 NUMBER
           DATE       PRICE/SHR      OF SHARES      VALUE       RETURN    RETURN       RETURN       RETURN   PRICE/SHR    OF SHARES
     -----------------------------------------------------------------------------------------------------  -----------------------
 860    30-Sep-96      1.640000      9,436.9732     $15,477    54.77%       5.81%        3.80%                 687.31
 861    01-Oct-96      1.630000      9,436.9732     $15,382    53.82%                                          689.08
 862    02-Oct-96      1.610000      9,436.9732     $15,194    51.94%                                          694.01
 863    03-Oct-96      1.600000      9,436.9732     $15,099    50.99%                                          692.78
 864    04-Oct-96      1.630000      9,436.9732     $15,382    53.82%                                          701.46
 865    05-Oct-96      1.630000      9,436.9732     $15,382    53.82%                                          701.46
 866    06-Oct-96      1.630000      9,436.9732     $15,382    53.82%                                          701.46
 867    07-Oct-96      1.620000      9,436.9732     $15,288    52.88%                                          703.38
 868    08-Oct-96      1.620000      9,436.9732     $15,288    52.88%                                          700.64
 869    09-Oct-96      1.650000      9,436.9732     $15,571    55.71%                                          696.74
 870    10-Oct-96      1.660000      9,436.9732     $15,665    56.65%                                          694.61
 871    11-Oct-96      1.670000      9,436.9732     $15,760    57.60%                                          700.66
 872    12-Oct-96      1.670000      9,436.9732     $15,760    57.60%                                          700.66
 873    13-Oct-96      1.670000      9,436.9732     $15,760    57.60%                                          700.66
 874    14-Oct-96      1.670000      9,436.9732     $15,760    57.60%                                          703.54
 875    15-Oct-96      1.660000      9,436.9732     $15,665    56.65%                                          702.57
 876    16-Oct-96      1.650000      9,436.9732     $15,571    55.71%                                          704.41
 877    17-Oct-96      1.640000      9,436.9732     $15,477    54.77%                                          706.99
 878    18-Oct-96      1.640000      9,436.9732     $15,477    54.77%                                          710.82
 879    19-Oct-96      1.640000      9,436.9732     $15,477    54.77%                                          710.82
 880    20-Oct-96      1.640000      9,436.9732     $15,477    54.77%                                          710.82
 881    21-Oct-96      1.620000      9,436.9732     $15,288    52.88%                                          709.85
 882    22-Oct-96      1.620000      9,436.9732     $15,288    52.88%                                          706.57
 883    23-Oct-96      1.640000      9,436.9732     $15,477    54.77%                                          707.27
 884    24-Oct-96      1.660000      9,436.9732     $15,665    56.65%                                          702.29
 885    25-Oct-96      1.660000      9,436.9732     $15,665    56.65%                                          700.92
 886    26-Oct-96      1.660000      9,436.9732     $15,665    56.65%                                          700.92
 887    27-Oct-96      1.660000      9,436.9732     $15,665    56.65%                                          700.92
 888    28-Oct-96      1.650000      9,436.9732     $15,571    55.71%                                          697.26
 889    29-Oct-96      1.630000      9,436.9732     $15,382    53.82%                                          701.50
 890    30-Oct-96      1.640000      9,436.9732     $15,477    54.77%                                          700.90
 891    31-Oct-96      1.660000      9,436.9732     $15,665    56.65%       1.22%                              705.27
 892    01-Nov-96      1.650000      9,436.9732     $15,571    55.71%                                          703.77
 893    02-Nov-96      1.650000      9,436.9732     $15,571    55.71%                                          703.77
 894    03-Nov-96      1.650000      9,436.9732     $15,571    55.71%                                          703.77
 895    04-Nov-96      1.630000      9,436.9732     $15,382    53.82%                                          706.73
 896    05-Nov-96      1.640000      9,436.9732     $15,477    54.77%                                          714.14
 897    06-Nov-96      1.680000      9,436.9732     $15,854    58.54%                                          724.59
 898    07-Nov-96      1.700000      9,436.9732     $16,043    60.43%                                          727.65
 899    08-Nov-96      1.700000      9,436.9732     $16,043    60.43%                                          730.82
 900    09-Nov-96      1.700000      9,436.9732     $16,043    60.43%                                          730.82
 901    10-Nov-96      1.700000      9,436.9732     $16,043    60.43%                                          730.82
 902    11-Nov-96      1.680000      9,436.9732     $15,854    58.54%                                          731.87
 903    12-Nov-96      1.680000      9,436.9732     $15,854    58.54%                                          729.56
 904    13-Nov-96      1.680000      9,436.9732     $15,854    58.54%                                          731.13
 905    14-Nov-96      1.690000      9,436.9732     $15,948    59.48%                                          735.88
 906    15-Nov-96      1.650000      9,436.9732     $15,571    55.71%                                          737.62
 907    16-Nov-96      1.650000      9,436.9732     $15,571    55.71%                                          737.62
 908    17-Nov-96      1.650000      9,436.9732     $15,571    55.71%                                          737.62
 909    18-Nov-96      1.650000      9,436.9732     $15,571    55.71%                                          737.02
 910    19-Nov-96      1.630000      9,436.9732     $15,382    53.82%                                          742.16
 911    20-Nov-96      1.630000      9,436.9732     $15,382    53.82%                                          743.95
 912    21-Nov-96      1.640000      9,436.9732     $15,477    54.77%                                          742.75
 913    22-Nov-96      1.660000      9,436.9732     $15,665    56.65%                                          748.73

     ------------------------------------------------------------------
                     STANDARD & POOR'S 500
     ------------------------------------------------------------------
                   INCR IN SHS    SH. PR.       TOTAL
             DIV/     DUE TO      BEFORE      REDEEMABLE     RATE OF
             SHARE    DIVIDEND      DIV           VALUE         RETURN
     ------------------------------------------------------------------
 860        0.015     0.000509    23.344253     $16,044.74     60.4474%
 861        0.003     0.000102    23.344355     $16,086.13     60.8613%
 862        0.113     0.003801    23.348156     $16,203.85     62.0385%
 863        0.007     0.000236    23.348392     $16,175.30     61.7530%
 864        0.018     0.000599    23.348991     $16,378.38     63.7838%
 865                  0.000000    23.348991     $16,378.38     63.7838%
 866                  0.000000    23.348991     $16,378.38     63.7838%
 867        0.031     0.001029    23.350020     $16,423.94     64.2394%
 868        0.161     0.005366    23.355385     $16,363.72     63.6372%
 869        0.106     0.003553    23.358939     $16,275.11     62.7511%
 870        0.060     0.002018    23.360956     $16,226.75     62.2675%
 871        0.060     0.002000    23.362957     $16,369.49     63.6949%
 872                  0.000000    23.362957     $16,369.49     63.6949%
 873                  0.000000    23.362957     $16,369.49     63.6949%
 874        0.060     0.001992    23.364949     $16,438.18     64.3818%
 875        0.006     0.000200    23.365149     $16,415.65     64.1565%
 876        0.057     0.001891    23.367040     $16,459.98     64.5998%
 877        0.051     0.001686    23.368725     $16,521.45     65.2145%
 878        0.010     0.000329    23.369054     $16,611.19     66.1119%
 879                  0.000000    23.369054     $16,611.19     66.1119%
 880                  0.000000    23.369054     $16,611.19     66.1119%
 881        0.002     0.000066    23.369120     $16,588.57     65.8857%
 882        0.002     0.000066    23.369186     $16,511.97     65.1197%
 883        0.026     0.000859    23.370045     $16,528.93     65.2893%
 884        0.003     0.000100    23.370145     $16,412.62     64.1262%
 885        0.003     0.000100    23.370245     $16,380.67     63.8067%
 886                  0.000000    23.370245     $16,380.67     63.8067%
 887                  0.000000    23.370245     $16,380.67     63.8067%
 888        0.003     0.000101    23.370345     $16,295.21     62.9521%
 889        0.083     0.002765    23.373111     $16,396.24     63.9624%
 890        0.184     0.006136    23.379246     $16,386.51     63.8651%
 891        0.068     0.002254    23.381501     $16,490.27     64.9027%
 892        0.090     0.002990    23.384491     $16,457.30     64.5730%
 893                  0.000000    23.384491     $16,457.30     64.5730%
 894                  0.000000    23.384491     $16,457.30     64.5730%
 895        0.065     0.002151    23.386641     $16,528.04     65.2804%
 896        0.001     0.000033    23.386674     $16,701.36     67.0136%
 897        0.146     0.004712    23.391386     $16,949.16     69.4916%
 898        0.147     0.004726    23.396112     $17,024.18     70.2418%
 899        0.065     0.002081    23.398193     $17,099.87     70.9987%
 900                  0.000000    23.398193     $17,099.87     70.9987%
 901                  0.000000    23.398193     $17,099.87     70.9987%
 902        0.065     0.002078    23.400271     $17,125.96     71.2596%
 903        0.086     0.002758    23.403029     $17,073.91     70.7391%
 904        0.189     0.006050    23.409079     $17,115.08     71.1508%
 905        0.068     0.002163    23.411242     $17,227.86     72.2786%
 906        0.051     0.001619    23.412861     $17,269.79     72.6979%
 907                  0.000000    23.412861     $17,269.79     72.6979%
 908                  0.000000    23.412861     $17,269.79     72.6979%
 909        0.058     0.001842    23.414703     $17,257.10     72.5710%
 910        0.012     0.000379    23.415082     $17,377.74     73.7774%
 911        0.135     0.004249    23.419331     $17,422.81     74.2281%
 912        0.016     0.000504    23.419835     $17,395.08     73.9508%
 913        0.013     0.000407    23.420242     $17,535.44     75.3544%

     -----------------------------------------------------------------------------------------------------  ------------------------
                                     AMERICAN HERITAGE GROWTH FUND, INC.                                     STANDARD & POOR'S 500
     -----------------------------------------------------------------------------------------------------  ------------------------
                                                     TOTAL                MONTHLY     QUARTERLY    ANNUAL
                                      NUMBER      REDEEMABLE    RATE OF   RATE OF     RATE OF      RATE OF                 NUMBER
           DATE       PRICE/SHR      OF SHARES      VALUE       RETURN    RETURN       RETURN       RETURN   PRICE/SHR    OF SHARES
     -----------------------------------------------------------------------------------------------------  ------------------------
 914    23-Nov-96      1.660000      9,436.9732     $15,665    56.65%                                          748.73
 915    24-Nov-96      1.660000      9,436.9732     $15,665    56.65%                                          748.73
 916    25-Nov-96      1.660000      9,436.9732     $15,665    56.65%                                          757.03
 917    26-Nov-96      1.640000      9,436.9732     $15,477    54.77%                                          755.96
 918    27-Nov-96      1.650000      9,436.9732     $15,571    55.71%                                          755.00
 919    28-Nov-96      1.650000      9,436.9732     $15,571    55.71%                                          755.00
 920    29-Nov-96      1.650000      9,436.9732     $15,571    55.71%                                          757.02
 921    30-Nov-96      1.650000      9,436.9732     $15,571    55.71%      -0.60%                              757.02
 922    01-Dec-96      1.650000      9,436.9732     $15,571    55.71%                                          757.02
 923    02-Dec-96      1.670000      9,436.9732     $15,760    57.60%                                          756.56
 924    03-Dec-96      1.670000      9,436.9732     $15,760    57.60%                                          748.28
 925    04-Dec-96      1.670000      9,436.9732     $15,760    57.60%                                          745.10
 926    05-Dec-96      1.670000      9,436.9732     $15,760    57.60%                                          744.38
 927    06-Dec-96      1.650000      9,436.9732     $15,571    55.71%                                          739.60
 928    07-Dec-96      1.650000      9,436.9732     $15,571    55.71%                                          739.60
 929    08-Dec-96      1.650000      9,436.9732     $15,571    55.71%                                          739.60
 930    09-Dec-96      1.690000      9,436.9732     $15,948    59.48%                                          749.76
 931    10-Dec-96      1.660000      9,436.9732     $15,665    56.65%                                          747.54
 932    11-Dec-96      1.640000      9,436.9732     $15,477    54.77%                                          740.73
 933    12-Dec-96      1.630000      9,436.9732     $15,382    53.82%                                          729.30
 934    13-Dec-96      1.610000      9,436.9732     $15,194    51.94%                                          728.64
 935    14-Dec-96      1.610000      9,436.9732     $15,194    51.94%                                          728.64
 936    15-Dec-96      1.610000      9,436.9732     $15,194    51.94%                                          728.64
 937    16-Dec-96      1.560000      9,436.9732     $14,722    47.22%                                          720.98
 938    17-Dec-96      1.580000      9,436.9732     $14,910    49.10%                                          726.04
 939    18-Dec-96      1.600000      9,436.9732     $15,099    50.99%                                          731.54
 940    19-Dec-96      1.590000      9,436.9732     $15,005    50.05%                                          745.67
 941    20-Dec-96      1.580000      9,436.9732     $14,910    49.10%                                          748.87
 942    21-Dec-96      1.580000      9,436.9732     $14,910    49.10%                                          748.87
 943    22-Dec-96      1.580000      9,436.9732     $14,910    49.10%                                          748.87
 944    23-Dec-96      0.160000     93,349.3482     $14,936    49.36%                                          746.92
 945    24-Dec-96      0.147894     93,349.3482     $13,806    38.06%                                          751.03
 946    25-Dec-96      0.147894     93,349.3482     $13,806    38.06%                                          751.03
 947    26-Dec-96      0.151118     93,349.3482     $14,107    41.07%                                          755.82
 948    27-Dec-96      0.154329     93,349.3482     $14,407    44.07%                                          756.79
 949    28-Dec-96      0.154329     93,349.3482     $14,407    44.07%                                          756.79
 950    29-Dec-96      0.154329     93,349.3482     $14,407    44.07%                                          756.79
 951    30-Dec-96      0.151878     93,349.3482     $14,178    41.78%                                          753.85
 952    31-Dec-96      0.153073     93,349.3482     $14,289    42.89%      -8.23%       -7.67%       -1.03%    740.74
 953    01-Jan-97      0.153073     93,349.3482     $14,289    42.89%                                          740.74
 954    02-Jan-97      0.153553     93,349.3482     $14,334    43.34%                                          737.01
 955    03-Jan-97      0.155385     93,349.3482     $14,505    45.05%                                          748.03
 956    04-Jan-97      0.155385     93,349.3482     $14,505    45.05%                                          748.03
 957    05-Jan-97      0.155385     93,349.3482     $14,505    45.05%                                          748.03
 958    06-Jan-97      0.155552     93,349.3482     $14,521    45.21%                                          747.65
 959    07-Jan-97      0.156792     93,349.3482     $14,636    46.36%                                          753.23
 960    08-Jan-97      0.157306     93,349.3482     $14,684    46.84%                                          748.41
 961    09-Jan-97      0.157982     93,349.3482     $14,748    47.48%                                          754.85
 962    10-Jan-97      0.157237     93,349.3482     $14,678    46.78%                                          759.50
 963    11-Jan-97      0.157237     93,349.3482     $14,678    46.78%                                          759.50
 964    12-Jan-97      0.157237     93,349.3482     $14,678    46.78%                                          759.50
 965    13-Jan-97      0.157890     93,349.3482     $14,739    47.39%                                          759.51
 966    14-Jan-97      0.161960     93,349.3482     $15,119    51.19%                                          768.86
 967    15-Jan-97      0.160504     93,349.3482     $14,983    49.83%                                          767.20

     ------------------------------------------------------------------
                     STANDARD & POOR'S 500
     ------------------------------------------------------------------
                   INCR IN SHS    SH. PR.       TOTAL
             DIV/     DUE TO      BEFORE      REDEEMABLE     RATE OF
             SHARE    DIVIDEND      DIV           VALUE         RETURN
     ------------------------------------------------------------------
 914                  0.000000    23.420242     $17,535.44     75.3544%
 915                  0.000000    23.420242     $17,535.44     75.3544%
 916        0.035     0.001083    23.421325     $17,730.65     77.3065%
 917        0.173     0.005360    23.426685     $17,709.64     77.0964%
 918        0.133     0.004127    23.430812     $17,690.26     76.9026%
 919                  0.000000    23.430812     $17,690.26     76.9026%
 920        0.030     0.000929    23.431740     $17,738.30     77.3830%
 921                  0.000000    23.431740     $17,738.30     77.3830%
 922                  0.000000    23.431740     $17,738.30     77.3830%
 923        0.014     0.000434    23.432174     $17,727.85     77.2785%
 924        0.013     0.000407    23.432581     $17,534.13     75.3413%
 925        0.202     0.006353    23.438934     $17,464.35     74.6435%
 926        0.087     0.002739    23.441673     $17,449.51     74.4951%
 927        0.056     0.001775    23.443448     $17,338.77     73.3877%
 928                  0.000000    23.443448     $17,338.77     73.3877%
 929                  0.000000    23.443448     $17,338.77     73.3877%
 930        0.010     0.000313    23.443761     $17,577.19     75.7719%
 931        0.005     0.000157    23.443917     $17,525.27     75.2527%
 932        0.106     0.003355    23.447272     $17,368.10     73.6810%
 933        0.212     0.006816    23.454088     $17,105.07     71.0507%
 934        0.008     0.000258    23.454346     $17,089.77     70.8977%
 935                  0.000000    23.454346     $17,089.77     70.8977%
 936                  0.000000    23.454346     $17,089.77     70.8977%
 937        0.026     0.000846    23.455191     $16,910.72     69.1072%
 938        0.002     0.000065    23.455256     $17,029.45     70.2945%
 939        0.038     0.001218    23.456474     $17,159.35     71.5935%
 940        0.028     0.000881    23.457355     $17,491.45     74.9145%
 941        0.018     0.000564    23.457919     $17,566.93     75.6693%
 942                  0.000000    23.457919     $17,566.93     75.6693%
 943                  0.000000    23.457919     $17,566.93     75.6693%
 944        0.001     0.000031    23.457951     $17,521.21     75.2121%
 945        0.030     0.000937    23.458888     $17,618.33     76.1833%
 946                  0.000000    23.458888     $17,618.33     76.1833%
 947        0.030     0.000931    23.459819     $17,731.40     77.3140%
 948        0.318     0.009858    23.469676     $17,761.62     77.6162%
 949                  0.000000    23.469676     $17,761.62     77.6162%
 950                  0.000000    23.469676     $17,761.62     77.6162%
 951        0.014     0.000436    23.470112     $17,692.94     76.9294%
 952        0.096     0.003042    23.473154     $17,387.50     73.8750%
 953                  0.000000    23.473154     $17,387.50     73.8750%
 954        0.041     0.001306    23.474460     $17,300.91     73.0091%
 955        0.018     0.000565    23.475025     $17,560.02     75.6002%
 956                  0.000000    23.475025     $17,560.02     75.6002%
 957                  0.000000    23.475025     $17,560.02     75.6002%
 958        0.012     0.000377    23.475401     $17,551.38     75.5138%
 959        0.047     0.001465    23.476866     $17,683.48     76.8348%
 960        0.200     0.006274    23.483140     $17,575.02     75.7502%
 961        0.017     0.000529    23.483669     $17,726.65     77.2665%
 962        0.017     0.000526    23.484195     $17,836.25     78.3625%
 963                  0.000000    23.484195     $17,836.25     78.3625%
 964                  0.000000    23.484195     $17,836.25     78.3625%
 965        0.046     0.001422    23.485617     $17,837.56     78.3756%
 966        0.004     0.000122    23.485739     $18,057.25     80.5725%
 967        0.011     0.000337    23.486076     $18,018.52     80.1852%

     ------------------------------------------------------------------------------------------------------  ----------------------
                                      AMERICAN HERITAGE GROWTH FUND, INC.                                    STANDARD & POOR'S 500
     ------------------------------------------------------------------------------------------------------  ----------------------
                                                     TOTAL                MONTHLY     QUARTERLY    ANNUAL
                                      NUMBER      REDEEMABLE    RATE OF   RATE OF     RATE OF      RATE OF                 NUMBER
           DATE       PRICE/SHR      OF SHARES      VALUE       RETURN    RETURN       RETURN       RETURN   PRICE/SHR    OF SHARES
     ------------------------------------------------------------------------------------------------------  ----------------------
 968    16-Jan-97      0.159338     93,349.3482     $14,874    48.74%                                          769.75
 969    17-Jan-97      0.157255     93,349.3482     $14,680    46.80%                                          776.17
 970    18-Jan-97      0.157255     93,349.3482     $14,680    46.80%                                          776.17
 971    19-Jan-97      0.157255     93,349.3482     $14,680    46.80%                                          776.17
 972    20-Jan-97      0.159989     93,349.3482     $14,935    49.35%                                          776.70
 973    21-Jan-97      0.158602     93,349.3482     $14,805    48.05%                                          782.72
 974    22-Jan-97      0.161464     93,349.3482     $15,073    50.73%                                          786.23
 975    23-Jan-97      0.160312     93,349.3482     $14,965    49.65%                                          777.56
 976    24-Jan-97      0.159547     93,349.3482     $14,894    48.94%                                          770.52
 977    25-Jan-97      0.159547     93,349.3482     $14,913    49.13%                                          770.52
 978    26-Jan-97      0.159547     93,349.3482     $14,850    48.50%                                          770.52
 979    27-Jan-97      0.159751     93,349.3482     $14,657    46.57%                                          765.02
 980    28-Jan-97      0.159079     93,349.3482     $14,681    46.81%                                          765.02
 981    29-Jan-97      0.157015     93,349.3482     $14,657    46.57%                                          772.50
 982    30-Jan-97      0.157266     93,349.3482     $14,681    46.81%                                          784.17
 983    31-Jan-97      0.155548     93,349.3482     $14,520    45.20%       1.62%                              786.16
 984    01-Feb-97      0.155548     93,349.3482     $14,520    45.20%                                          786.16
 985    02-Feb-97      0.155548     93,349.3482     $14,520    45.20%                                          786.16
 986    03-Feb-97      0.157529     93,349.3482     $14,705    47.05%                                          786.73
 987    04-Feb-97      0.156355     93,349.3482     $14,596    45.96%                                          789.26
 988    05-Feb-97      0.154579     93,349.3482     $14,430    44.30%                                          778.28
 989    06-Feb-97      0.154637     93,349.3482     $14,435    44.35%                                          780.15
 990    07-Feb-97      0.155148     93,349.3482     $14,483    44.83%                                          789.56
 991    08-Feb-97      0.155148     93,349.3482     $14,483    44.83%                                          789.56
 992    09-Feb-97      0.155148     93,349.3482     $14,483    44.83%                                          789.56
 993    10-Feb-97      0.155059     93,349.3482     $14,475    44.75%                                          785.43
 994    11-Feb-97      0.155638     93,349.3482     $14,529    45.29%                                          789.59
 995    12-Feb-97      0.156331     93,349.3482     $14,593    45.93%                                          802.77
 996    13-Feb-97      0.155740     93,349.3482     $14,538    45.38%                                          811.82
 997    14-Feb-97      0.154835     93,349.3482     $14,454    44.54%                                          808.48
 998    15-Feb-97      0.154835     93,349.3482     $14,454    44.54%                                          808.48
 999    16-Feb-97      0.154835     93,349.3482     $14,454    44.54%                                          808.48
1000    17-Feb-97      0.154835     93,349.3482     $14,454    44.54%                                          808.48
1001    18-Feb-97      0.154121     93,349.3482     $14,387    43.87%                                          816.29
1002    19-Feb-97      0.154458     93,349.3482     $14,419    44.19%                                          812.49
1003    20-Feb-97      0.152483     93,349.3482     $14,234    42.34%                                          802.80
1004    21-Feb-97      0.153479     93,349.3482     $14,327    43.27%                                          801.77
1005    22-Feb-97      0.153479     93,349.3482     $14,327    43.27%                                          801.77
1006    23-Feb-97      0.153479     93,349.3482     $14,327    43.27%                                          801.77
1007    24-Feb-97      0.155032     93,349.3482     $14,472    44.72%                                          810.28
1008    25-Feb-97      0.154824     93,349.3482     $14,453    44.53%                                          812.03
1009    26-Feb-97      0.154116     93,349.3482     $14,387    43.87%                                          805.68
1010    27-Feb-97      0.152222     93,349.3482     $14,210    42.10%                                          795.07
1011    28-Feb-97      0.151991     93,349.3482     $14,188    41.88%      -2.29%                              790.82
1012    01-Mar-97      0.151991     93,349.3482     $14,188    41.88%                                          790.82
1013    02-Mar-97      0.151991     93,349.3482     $14,188    41.88%                                          790.82
1014    03-Mar-97      0.153063     93,349.3482     $14,288    42.88%                                          795.31
1015    04-Mar-97      0.153320     93,349.3482     $14,312    43.12%                                          790.95
1016    05-Mar-97      0.154440     93,349.3482     $14,417    44.17%                                          801.99
1017    06-Mar-97      0.152738     93,349.3482     $14,258    42.58%                                          798.56
1018    07-Mar-97      0.153670     93,349.3482     $14,345    43.45%                                          804.97
1019    08-Mar-97      0.153670     93,349.3482     $14,345    43.45%                                          804.97
1020    09-Mar-97      0.153670     93,349.3482     $14,345    43.45%                                          804.97
1021    10-Mar-97      0.152674     93,349.3482     $14,252    42.52%                                          813.65

     ------------------------------------------------------------------
                     STANDARD & POOR'S 500
     ------------------------------------------------------------------
                   INCR IN SHS    SH. PR.       TOTAL
             DIV/     DUE TO      BEFORE      REDEEMABLE     RATE OF
             SHARE    DIVIDEND      DIV           VALUE         RETURN
     ------------------------------------------------------------------
 968        0.024     0.000732    23.486808     $18,078.97     80.7897%
 969        0.033     0.000999    23.487807     $18,230.53     82.3053%
 970                  0.000000    23.487807     $18,230.53     82.3053%
 971                  0.000000    23.487807     $18,230.53     82.3053%
 972        0.033     0.000998    23.488805     $18,243.75     82.4375%
 973        0.002     0.000060    23.488865     $18,385.20     83.8520%
 974        0.058     0.001733    23.490597     $18,469.01     84.6901%
 975        0.012     0.000363    23.490960     $18,265.63     82.6563%
 976        0.012     0.000366    23.491326     $18,100.54     81.0054%
 977                  0.000000    23.491326     $18,100.54     81.0054%
 978                  0.000000    23.491326     $18,100.54     81.0054%
 979        0.012     0.000368    23.491694     $17,971.62     79.7162%
 980        0.060     0.001842    23.493537     $17,973.03     79.7303%
 981        0.145     0.004410    23.497946     $18,152.16     81.5216%
 982        0.102     0.003056    23.501003     $18,428.78     84.2878%
 983        0.102     0.003049    23.504052     $18,477.95     84.7795%
 984                  0.000000    23.504052     $18,477.95     84.7795%
 985                  0.000000    23.504052     $18,477.95     84.7795%
 986        0.075     0.002241    23.506293     $18,493.11     84.9311%
 987        0.060     0.001787    23.508080     $18,553.99     85.5399%
 988        0.132     0.003987    23.512067     $18,298.97     82.9897%
 989        0.245     0.007384    23.519451     $18,348.70     83.4870%
 990        0.010     0.000298    23.519748     $18,570.25     85.7025%
 991                  0.000000    23.519748     $18,570.25     85.7025%
 992                  0.000000    23.519748     $18,570.25     85.7025%
 993        0.031     0.000928    23.520677     $18,473.85     84.7385%
 994        0.002     0.000060    23.520736     $18,571.74     85.7174%
 995        0.214     0.006270    23.527006     $18,886.77     88.8677%
 996        0.091     0.002637    23.529644     $19,101.84     91.0184%
 997        0.026     0.000757    23.530400     $19,023.86     90.2386%
 998                  0.000000    23.530400     $19,023.86     90.2386%
 999                  0.000000    23.530400     $19,023.86     90.2386%
1000                  0.000000    23.530400     $19,023.86     90.2386%
1001        0.162     0.004670    23.535070     $19,211.44     92.1144%
1002        0.085     0.002462    23.537532     $19,124.01     91.2401%
1003        0.041     0.001202    23.538734     $18,896.90     88.9690%
1004        0.015     0.000440    23.539175     $18,873.00     88.7300%
1005                  0.000000    23.539175     $18,873.00     88.7300%
1006                  0.000000    23.539175     $18,873.00     88.7300%
1007        0.005     0.000145    23.539320     $19,073.44     90.7344%
1008        0.007     0.000203    23.539523     $19,114.80     91.1480%
1009        0.145     0.004236    23.543759     $18,968.74     89.6874%
1010        0.147     0.004353    23.548112     $18,722.40     87.2240%
1011        0.019     0.000566    23.548678     $18,622.77     86.2277%
1012                  0.000000    23.548678     $18,622.77     86.2277%
1013                  0.000000    23.548678     $18,622.77     86.2277%
1014        0.009     0.000266    23.548945     $18,728.71     87.2871%
1015        0.115     0.003424    23.552369     $18,628.75     86.2875%
1016        0.264     0.007753    23.560122     $18,894.98     88.9498%
1017        0.099     0.002921    23.563042     $18,816.50     88.1650%
1018        0.005     0.000146    23.563189     $18,967.66     89.6766%
1019                  0.000000    23.563189     $18,967.66     89.6766%
1020                  0.000000    23.563189     $18,967.66     89.6766%
1021        0.015     0.000434    23.563623     $19,172.54     91.7254%

     ------------------------------------------------------------------------------------------------------  ----------------------
                                  AMERICAN HERITAGE GROWTH FUND, INC.                                        STANDARD & POOR'S 500
     ------------------------------------------------------------------------------------------------------  ----------------------
                                                     TOTAL                MONTHLY     QUARTERLY    ANNUAL
                                      NUMBER      REDEEMABLE    RATE OF   RATE OF     RATE OF      RATE OF                 NUMBER
           DATE       PRICE/SHR      OF SHARES      VALUE       RETURN    RETURN       RETURN       RETURN   PRICE/SHR    OF SHARES
     ------------------------------------------------------------------------------------------------------  ----------------------
1022    11-Mar-97      0.152497     93,349.3482     $14,235    42.35%                                          811.34
1023    12-Mar-97      0.152747     93,349.3482     $14,259    42.59%                                          804.26
1024    13-Mar-97      0.150447     93,349.3482     $14,044    40.44%                                          789.56
1025    14-Mar-97      0.152872     93,349.3482     $14,271    42.71%                                          793.17
1026    15-Mar-97      0.152872     93,349.3482     $14,271    42.71%                                          793.17
1027    16-Mar-97      0.152872     93,349.3482     $14,271    42.71%                                          793.17
1028    17-Mar-97      0.151556     93,349.3482     $14,148    41.48%                                          795.71
1029    18-Mar-97      0.150385     93,349.3482     $14,038    40.38%                                          789.66
1030    19-Mar-97      0.146706     93,349.3482     $13,695    36.95%                                          785.77
1031    20-Mar-97      0.146792     93,349.3482     $13,703    37.03%                                          782.65
1032    21-Mar-97      0.147521     93,349.3482     $13,771    37.71%                                          784.10
1033    22-Mar-97      0.147521     93,349.3482     $13,771    37.71%                                          784.10
1034    23-Mar-97      0.147521     93,349.3482     $13,771    37.71%                                          784.10
1035    24-Mar-97      0.147923     93,349.3482     $13,809    38.09%                                          790.89
1036    25-Mar-97      0.148543     93,349.3482     $13,866    38.66%                                          789.07
1037    26-Mar-97      0.150590     93,349.3482     $14,057    40.57%                                          790.50
1038    27-Mar-97      0.150590     93,349.3482     $14,057    40.57%                                          773.88
1039    28-Mar-97      0.150590     93,349.3482     $14,057    40.57%                                          773.88
1040    29-Mar-97      0.150590     93,349.3482     $14,057    40.57%                                          773.88
1041    30-Mar-97      0.150590     93,349.3482     $14,057    40.57%                                          773.88
1042    31-Mar-97      0.143478     93,349.3482     $13,394    33.94%      -5.60%       -6.27%                 757.12
1043    01-Apr-97      0.142584     93,349.3482     $13,310    33.10%                                          759.64
1044    02-Apr-97      0.140480     93,349.3482     $13,114    31.14%                                          750.11
1045    03-Apr-97      0.141789     93,349.3482     $13,236    32.36%                                          750.32
1046    04-Apr-97      0.142811     93,349.3482     $13,331    33.31%                                          757.90
1047    05-Apr-97      0.142811     93,349.3482     $13,331    33.31%                                          757.90
1048    06-Apr-97      0.142811     93,349.3482     $13,331    33.31%                                          757.90
1049    07-Apr-97      0.145624     93,349.3482     $13,594    35.94%                                          762.13
1050    08-Apr-97      0.146930     93,349.3482     $13,716    37.16%                                          766.12
1051    09-Apr-97      0.144881     93,349.3482     $13,525    35.25%                                          760.60
1052    10-Apr-97      0.143875     93,349.3482     $13,431    34.31%                                          758.34
1053    11-Apr-97      0.141896     93,349.3482     $13,246    32.46%                                          737.65
1054    12-Apr-97      0.141896     93,349.3482     $13,246    32.46%                                          737.65
1055    13-Apr-97      0.141896     93,349.3482     $13,246    32.46%                                          737.65
1056    14-Apr-97      0.140401     93,349.3482     $13,106    31.06%                                          743.73
1057    15-Apr-97      0.141137     93,349.3482     $13,175    31.75%                                          754.72
1058    16-Apr-97      0.140905     93,349.3482     $13,153    31.53%                                          763.53
1059    17-Apr-97      0.139537     93,349.3482     $13,026    30.26%                                          761.77
1060    18-Apr-97      0.138712     93,349.3482     $12,949    29.49%                                          766.34
1061    19-Apr-97      0.138712     93,349.3482     $12,949    29.49%                                          766.34
1062    20-Apr-97      0.138712     93,349.3482     $12,949    29.49%                                          766.34
1063    21-Apr-97      0.136462     93,349.3482     $12,739    27.39%                                          760.37
1064    22-Apr-97      0.136230     93,349.3482     $12,717    27.17%                                          774.61
1065    23-Apr-97      0.136223     93,349.3482     $12,716    27.16%                                          773.64
1066    24-Apr-97      0.135906     93,349.3482     $12,687    26.87%                                          771.18
1067    25-Apr-97      0.133975     93,349.3482     $12,506    25.06%                                          765.37
1068    26-Apr-97      0.133975     93,349.3482     $12,506    25.06%                                          765.37
1069    27-Apr-97      0.133975     93,349.3482     $12,506    25.06%                                          765.37
1070    28-Apr-97      0.133689     93,349.3482     $12,480    24.80%                                          772.96
1071    29-Apr-97      0.135130     93,349.3482     $12,614    26.14%                                          794.05
1072    30-Apr-97      0.135272     93,349.3482     $12,628    26.28%      -5.72%                              801.34
1073    01-May-97      0.136078     93,349.3482     $12,703    27.03%                                          798.53
1074    02-May-97      0.137311     93,349.3482     $12,818    28.18%                                          812.97
1075    03-May-97      0.137311     93,349.3482     $12,818    28.18%                                          812.97

     -----------------------------------------------------------------
                    STANDARD & POOR'S 500
     -----------------------------------------------------------------
                  INCR IN SHS    SH. PR.       TOTAL
            DIV/     DUE TO      BEFORE      REDEEMABLE     RATE OF
            SHARE    DIVIDEND      DIV           VALUE         RETURN
     -----------------------------------------------------------------
1022       0.014     0.000407    23.564030     $19,118.44     91.1844%
1023       0.186     0.005450    23.569479     $18,955.99     89.5599%
1024       0.157     0.004687    23.574166     $18,613.22     86.1322%
1025       0.006     0.000178    23.574344     $18,698.46     86.9846%
1026                 0.000000    23.574344     $18,698.46     86.9846%
1027                 0.000000    23.574344     $18,698.46     86.9846%
1028       0.035     0.001037    23.575381     $18,759.17     87.5917%
1029       0.014     0.000418    23.575799     $18,616.87     86.1687%
1030       0.011     0.000330    23.576129     $18,525.42     85.2542%
1031       0.041     0.001235    23.577364     $18,452.82     84.5282%
1032       0.008     0.000241    23.577605     $18,487.20     84.8720%
1033                 0.000000    23.577605     $18,487.20     84.8720%
1034                 0.000000    23.577605     $18,487.20     84.8720%
1035       0.016     0.000477    23.578082     $18,647.67     86.4767%
1036       0.074     0.002211    23.580293     $18,606.50     86.0650%
1037       0.189     0.005638    23.585931     $18,644.68     86.4468%
1038       0.009     0.000274    23.586205     $18,252.89     82.5289%
1039                 0.000000    23.586205     $18,252.89     82.5289%
1040                 0.000000    23.586205     $18,252.89     82.5289%
1041                 0.000000    23.586205     $18,252.89     82.5289%
1042                 0.000000    23.586205     $17,857.59     78.5759%
1043       0.002     0.000062    23.586267     $17,917.07     79.1707%
1044       0.136     0.004276    23.590544     $17,695.50     76.9550%
1045       0.006     0.000189    23.590732     $17,700.60     77.0060%
1046       0.018                 23.590732     $17,879.42     78.7942%
1047                 0.000000    23.590732     $17,879.42     78.7942%
1048                 0.000000    23.590732     $17,879.42     78.7942%
1049       0.008     0.000248    23.590980     $17,979.39     79.7939%
1050       0.222     0.006836    23.597816     $18,078.76     80.7876%
1051       0.045     0.001396    23.599212     $17,949.56     79.4956%
1052       0.019     0.000591    23.599803     $17,896.67     78.9667%
1053       0.051     0.001632    23.601435     $17,409.60     74.0960%
1054                 0.000000    23.601435     $17,409.60     74.0960%
1055                 0.000000    23.601435     $17,409.60     74.0960%
1056       0.001     0.000032    23.601467     $17,553.12     75.5312%
1057                 0.000000    23.601467     $17,812.50     78.1250%
1058       0.053     0.001638    23.603105     $18,021.68     80.2168%
1059       0.028     0.000868    23.603973     $17,980.80     79.8080%
1060                 0.000000    23.603973     $18,088.67     80.8867%
1061                 0.000000    23.603973     $18,088.67     80.8867%
1062                 0.000000    23.603973     $18,088.67     80.8867%
1063       0.002     0.000062    23.604035     $17,947.80     79.4780%
1064                 0.000000    23.604035     $18,283.92     82.8392%
1065       0.038     0.001159    23.605194     $18,261.92     82.6192%
1066       0.013     0.000398    23.605592     $18,204.16     82.0416%
1067                 0.000000    23.605592     $18,067.01     80.6701%
1068                 0.000000    23.605592     $18,067.01     80.6701%
1069                 0.000000    23.605592     $18,067.01     80.6701%
1070       0.098     0.002993    23.608585     $18,248.49     82.4849%
1071       0.035     0.001041    23.609625     $18,747.22     87.4722%
1072       0.164     0.004832    23.614457     $18,923.21     89.2321%
1073       0.110     0.003253    23.617710     $18,859.45     88.5945%
1074       0.002     0.000058    23.617768     $19,200.54     92.0054%
1075                 0.000000    23.617768     $19,200.54     92.0054%

     ------------------------------------------------------------------------------------------------------  ----------------------
                                        AMERICAN HERITAGE GROWTH FUND, INC.                                  STANDARD & POOR'S 500
     ------------------------------------------------------------------------------------------------------  ----------------------
                                                     TOTAL                MONTHLY     QUARTERLY    ANNUAL
                                      NUMBER      REDEEMABLE    RATE OF   RATE OF     RATE OF      RATE OF                 NUMBER
           DATE       PRICE/SHR      OF SHARES      VALUE       RETURN    RETURN       RETURN       RETURN   PRICE/SHR    OF SHARES
     ------------------------------------------------------------------------------------------------------  ----------------------
1076    04-May-97      0.137311     93,349.3482     $12,818    28.18%                                          812.97
1077    05-May-97      0.141429     93,349.3482     $13,202    32.02%                                          830.24
1078    06-May-97      0.140708     93,349.3482     $13,135    31.35%                                          827.76
1079    07-May-97      0.140404     93,349.3482     $13,107    31.07%                                          815.62
1080    08-May-97      0.140981     93,349.3482     $13,160    31.60%                                          820.26
1081    09-May-97      0.141664     93,349.3482     $13,224    32.24%                                          824.78
1082    10-May-97      0.141664     93,349.3482     $13,224    32.24%                                          824.78
1083    11-May-97      0.141664     93,349.3482     $13,224    32.24%                                          824.78
1084    12-May-97      0.139173     93,349.3482     $12,992    29.92%                                          837.66
1085    13-May-97      0.137539     93,349.3482     $12,839    28.39%                                          833.13
1086    14-May-97      0.138340     93,349.3482     $12,914    29.14%                                          836.04
1087    15-May-97      0.137769     93,349.3482     $12,861    28.61%                                          841.88
1088    16-May-97      0.136043     93,349.3482     $12,700    27.00%                                          829.75
1089    17-May-97      0.136043     93,349.3482     $12,700    27.00%                                          829.75
1090    18-May-97      0.136043     93,349.3482     $12,700    27.00%                                          829.75
1091    19-May-97      0.135729     93,349.3482     $12,670    26.70%                                          833.27
1092    20-May-97      0.137726     93,349.3482     $12,857    28.57%                                          841.66
1093    21-May-97      0.139143     93,349.3482     $12,989    29.89%                                          839.35
1094    22-May-97      0.138061     93,349.3482     $12,888    28.88%                                          835.66
1095    23-May-97      0.141449     93,349.3482     $13,204    32.04%                                          847.03
1096    24-May-97      0.141449     93,349.3482     $13,204    32.04%                                          847.03
1097    25-May-97      0.141449     93,349.3482     $13,204    32.04%                                          847.03
1098    26-May-97      0.141449     93,349.3482     $13,204    32.04%                                          847.03
1099    27-May-97      0.143652     93,349.3482     $13,410    34.10%                                          849.71
1100    28-May-97      0.145055     93,349.3482     $13,541    35.41%                                          847.21
1101    29-May-97      0.144567     93,349.3482     $13,495    34.95%                                          844.08
1102    30-May-97      0.145801     93,349.3482     $13,610    36.10%                                          848.28
1103    31-May-97      0.145801     93,349.3482     $13,610    36.10%       7.78%                              848.28
1104    01-Jun-97      0.145801     93,349.3482     $13,610    36.10%                                          848.28
1105    02-Jun-97      0.145979     93,349.3482     $13,627    36.27%                                          846.36
1106    03-Jun-97      0.144264     93,349.3482     $13,467    34.67%                                          845.48
1107    04-Jun-97      0.144318     93,349.3482     $13,472    34.72%                                          840.11
1108    05-Jun-97      0.145726     93,349.3482     $13,603    36.03%                                          843.43
1109    06-Jun-97      0.147348     93,349.3482     $13,755    37.55%                                          858.01
1110    07-Jun-97      0.147348     93,349.3482     $13,755    37.55%                                          858.01
1111    08-Jun-97      0.147348     93,349.3482     $13,755    37.55%                                          858.01
1112    09-Jun-97      0.148556     93,349.3482     $13,868    38.68%                                          862.91
1113    10-Jun-97      0.146465     93,349.3482     $13,672    36.72%                                          865.27
1114    11-Jun-97      0.147974     93,349.3482     $13,813    38.13%                                          869.57
1115    12-Jun-97      0.148231     93,349.3482     $13,837    38.37%                                          883.48
1116    13-Jun-97      0.150544     93,349.3482     $14,053    40.53%                                          893.27
1117    14-Jun-97      0.150544     93,349.3482     $14,053    40.53%                                          893.27
1118    15-Jun-97      0.150544     93,349.3482     $14,053    40.53%                                          893.27
1119    16-Jun-97      0.151539     93,349.3482     $14,146    41.46%                                          893.90
1120    17-Jun-97      0.152709     93,349.3482     $14,255    42.55%                                          894.42
1121    18-Jun-97      0.152704     93,349.3482     $14,255    42.55%                                          889.06
1122    19-Jun-97      0.152917     93,349.3482     $14,275    42.75%                                          897.99
1123    20-Jun-97      0.155216     93,349.3482     $14,489    44.89%                                          898.70
1124    21-Jun-97      0.155216     93,349.3482     $14,489    44.89%                                          898.70
1125    22-Jun-97      0.155216     93,349.3482     $14,489    44.89%                                          898.70
1126    23-Jun-97      0.149574     93,349.3482     $13,963    39.63%                                          878.62
1127    24-Jun-97      0.151192     93,349.3482     $14,114    41.14%                                          896.34
1128    25-Jun-97      0.149992     93,349.3482     $14,002    40.02%                                          888.99
1129    26-Jun-97      0.148998     93,349.3482     $13,909    39.09%                                          883.68

     ------------------------------------------------------------------
                     STANDARD & POOR'S 500
     ------------------------------------------------------------------
                   INCR IN SHS    SH. PR.       TOTAL
             DIV/     DUE TO      BEFORE      REDEEMABLE     RATE OF
             SHARE    DIVIDEND      DIV           VALUE         RETURN
     ------------------------------------------------------------------
1076                  0.000000    23.617768     $19,200.54     92.0054%
1077        0.054     0.001536    23.619304     $19,609.69     96.0969%
1078        0.067     0.001912    23.621216     $19,552.70     95.5270%
1079        0.120     0.003475    23.624692     $19,268.77     92.6877%
1080        0.018     0.000518    23.625210     $19,378.81     93.7881%
1081        0.225     0.006445    23.631655     $19,490.92     94.9092%
1082                  0.000000    23.631655     $19,490.92     94.9092%
1083                  0.000000    23.631655     $19,490.92     94.9092%
1084        0.032     0.000903    23.632558     $19,796.05     97.9605%
1085        0.148     0.004198    23.636756     $19,692.49     96.9249%
1086        0.120     0.003393    23.640149     $19,764.11     97.6411%
1087        0.258     0.007245    23.647393     $19,908.27     99.0827%
1088        0.151     0.004303    23.651697     $19,625.00     96.2500%
1089                  0.000000    23.651697     $19,625.00     96.2500%
1090                  0.000000    23.651697     $19,625.00     96.2500%
1091        0.015     0.000426    23.652122     $19,708.60     97.0860%
1092        0.065     0.001827    23.653949     $19,908.58     99.0858%
1093        0.090     0.002536    23.656485     $19,856.07     98.5607%
1094        0.022     0.000623    23.657108     $19,769.30     97.6930%
1095        0.014     0.000391    23.657499     $20,038.61    100.3861%
1096                  0.000000    23.657499     $20,038.61    100.3861%
1097                  0.000000    23.657499     $20,038.61    100.3861%
1098                  0.000000    23.657499     $20,038.61    100.3861%
1099        0.008     0.000223    23.657722     $20,102.20    101.0220%
1100        0.146     0.004077    23.661799     $20,046.51    100.4651%
1101        0.127     0.003560    23.665359     $19,975.46     99.7546%
1102        0.023     0.000642    23.666001     $20,075.40    100.7540%
1103                  0.000000    23.666001     $20,075.40    100.7540%
1104                  0.000000    23.666001     $20,075.40    100.7540%
1105        0.010     0.000280    23.666280     $20,030.19    100.3019%
1106        0.014     0.000392    23.666672     $20,009.70    100.0970%
1107        0.198     0.005578    23.672250     $19,887.29     98.8729%
1108        0.107     0.003003    23.675253     $19,968.42     99.6842%
1109        0.043     0.001187    23.676440     $20,314.62    103.1462%
1110                  0.000000    23.676440     $20,314.62    103.1462%
1111                  0.000000    23.676440     $20,314.62    103.1462%
1112        0.030     0.000823    23.677263     $20,431.35    104.3135%
1113        0.015     0.000410    23.677673     $20,487.58    104.8758%
1114        0.159     0.004329    23.682003     $20,593.16    105.9316%
1115        0.184     0.004932    23.686935     $20,926.93    109.2693%
1116        0.006     0.000159    23.687094     $21,158.97    111.5897%
1117                  0.000000    23.687094     $21,158.97    111.5897%
1118                  0.000000    23.687094     $21,158.97    111.5897%
1119        0.032     0.000848    23.687942     $21,174.65    111.7465%
1120                  0.000000    23.687942     $21,186.97    111.8697%
1121        0.400     0.010658    23.698599     $21,069.48    110.6948%
1122        0.027     0.000713    23.699312     $21,281.75    112.8175%
1123        0.002     0.000053    23.699365     $21,298.62    112.9862%
1124                  0.000000    23.699365     $21,298.62    112.9862%
1125                  0.000000    23.699365     $21,298.62    112.9862%
1126        0.015     0.000405    23.699769     $20,823.09    108.2309%
1127                  0.000000    23.699769     $21,243.05    112.4305%
1128        0.034     0.000906    23.700676     $21,069.66    110.6966%
1129        0.192     0.005150    23.705825     $20,948.36    109.4836%

     -----------------------------------------------------------------------------------------------------  -----------------------
                                       AMERICAN HERITAGE GROWTH FUND, INC.                                  STANDARD & POOR'S 500
     -----------------------------------------------------------------------------------------------------  -----------------------
                                                     TOTAL                MONTHLY     QUARTERLY    ANNUAL
                                      NUMBER      REDEEMABLE    RATE OF   RATE OF     RATE OF      RATE OF                 NUMBER
           DATE       PRICE/SHR      OF SHARES      VALUE       RETURN    RETURN       RETURN      RETURN    PRICE/SHR    OF SHARES
     ------------------------------------------------------------------------------------------------------------------------------
1130    27-Jun-97      0.149262     93,349.3482     $13,934    39.34%                                          887.30
1131    28-Jun-97      0.149262     93,349.3482     $13,934    39.34%                                          887.30
1132    29-Jun-97      0.149262     93,349.3482     $13,934    39.34%                                          887.30
1133    30-Jun-97      0.150279     93,349.3482     $14,028    40.28%       3.07%        4.74%                 885.14
1134    01-Jul-97      0.151415     93,349.3482     $14,134    41.34%                                          891.03
1135    02-Jul-97      0.151938     93,349.3482     $14,183    41.83%                                          904.03
1136    03-Jul-97      0.154104     93,349.3482     $14,386    43.86%                                          916.92
1137    04-Jul-97      0.154104     93,349.3482     $14,386    43.86%                                          916.92
1138    05-Jul-97      0.154104     93,349.3482     $14,386    43.86%                                          916.92
1139    06-Jul-97      0.154104     93,349.3482     $14,386    43.86%                                          916.92
1140    07-Jul-97      0.160845     93,349.3482     $15,015    50.15%                                          912.20
1141    08-Jul-97      0.161962     93,349.3482     $15,119    51.19%                                          918.75
1142    09-Jul-97      0.162519     93,349.3482     $15,171    51.71%                                          907.54
1143    10-Jul-97      0.162864     93,349.3482     $15,203    52.03%                                          913.78
1144    11-Jul-97      0.165572     93,349.3482     $15,456    54.56%                                          916.68
1145    12-Jul-97      0.165572     93,349.3482     $15,456    54.56%                                          916.68
1146    13-Jul-97      0.165572     93,349.3482     $15,456    54.56%                                          916.68
1147    14-Jul-97      0.169145     93,349.3482     $15,790    57.90%                                          918.38
1148    15-Jul-97      0.171238     93,349.3482     $15,985    59.85%                                          925.76
1149    16-Jul-97      0.170453     93,349.3482     $15,912    59.12%                                          936.59
1150    17-Jul-97      0.168880     93,349.3482     $15,765    57.65%                                          931.61
1151    18-Jul-97      0.165144     93,349.3482     $15,416    54.16%                                          915.30
1152    19-Jul-97      0.165144     93,349.3482     $15,416    54.16%                                          915.30
1153    20-Jul-97      0.165144     93,349.3482     $15,416    54.16%                                          915.30
1154    21-Jul-97      0.163536     93,349.3482     $15,266    52.66%                                          912.94
1155    22-Jul-97      0.167450     93,349.3482     $15,631    56.31%                                          933.98
1156    23-Jul-97      0.166911     93,349.3482     $15,581    55.81%                                          936.56
1157    24-Jul-97      0.167949     93,349.3482     $15,678    56.78%                                          940.28
1158    25-Jul-97      0.168525     93,349.3482     $15,732    57.32%                                          938.79
1159    26-Jul-97      0.168525     93,349.3482     $15,732    57.32%                                          938.79
1160    27-Jul-97      0.168525     93,349.3482     $15,732    57.32%                                          938.79
1161    28-Jul-97      0.169986     93,349.3482     $15,868    58.68%                                          936.45
1162    29-Jul-97      0.171906     93,349.3482     $16,047    60.47%                                          942.29
1163    30-Jul-97      0.175222     93,349.3482     $16,357    63.57%                                          952.29
1164    31-Jul-97      0.174050     93,349.3482     $16,247    62.47%      15.82%                              954.29
1165    01-Aug-97      0.175000     93,349.3482     $16,336    63.36%                                          947.14
1166    02-Aug-97      0.175000     93,349.3482     $16,336    63.36%                                          947.14
1167    03-Aug-97      0.175000     93,349.3482     $16,336    63.36%                                          947.14
1168    04-Aug-97      0.177035     93,349.3482     $16,526    65.26%                                          950.30
1169    05-Aug-97      0.178210     93,349.3482     $16,636    66.36%                                          952.37
1170    06-Aug-97      0.179883     93,349.3482     $16,792    67.92%                                          960.32
1171    07-Aug-97      0.181734     93,349.3482     $16,965    69.65%                                          951.19
1172    08-Aug-97      0.177807     93,349.3482     $16,598    65.98%                                          933.54
1173    09-Aug-97      0.177807     93,349.3482     $16,598    65.98%                                          933.54
1174    10-Aug-97      0.177807     93,349.3482     $16,598    65.98%                                          933.54
1175    11-Aug-97      0.176334     93,349.3482     $16,461    64.61%                                          937.00
1176    12-Aug-97      0.173889     93,349.3482     $16,232    62.32%                                          926.53
1177    13-Aug-97      0.172736     93,349.3482     $16,125    61.25%                                          922.02
1178    14-Aug-97      0.173846     93,349.3482     $16,228    62.28%                                          924.77
1179    15-Aug-97      0.170965     93,349.3482     $15,959    59.59%                                          900.81
1180    16-Aug-97      0.170965     93,349.3482     $15,959    59.59%                                          900.81
1181    17-Aug-97      0.170965     93,349.3482     $15,959    59.59%                                          900.81
1182    18-Aug-97      0.172646     93,349.3482     $16,116    61.16%                                          912.49
1183    19-Aug-97      0.175577     93,349.3482     $16,390    63.90%                                          926.01

     ------------------------------------------------------------------
                     STANDARD & POOR'S 500
     ------------------------------------------------------------------
                   INCR IN SHS    SH. PR.       TOTAL
             DIV/     DUE TO      BEFORE      REDEEMABLE     RATE OF
             SHARE    DIVIDEND      DIV           VALUE         RETURN
     ------------------------------------------------------------------
1130        0.014     0.000374    23.706199     $21,034.51    110.3451%
1131                  0.000000    23.706199     $21,034.51    110.3451%
1132                  0.000000    23.706199     $21,034.51    110.3451%
1133                  0.000000    23.706199     $20,983.31    109.8331%
1134        0.123     0.003272    23.709472     $21,125.85    111.2585%
1135        0.119     0.003121    23.712593     $21,436.90    114.3690%
1136        0.020     0.000517    23.713110     $21,743.02    117.4302%
1137        0.020     0.000517    23.713627     $21,743.50    117.4350%
1138                  0.000000    23.713627     $21,743.50    117.4350%
1139                  0.000000    23.713627     $21,743.50    117.4350%
1140        0.006     0.000156    23.713783     $21,631.71    116.3171%
1141        0.199     0.005136    23.718919     $21,791.76    117.9176%
1142        0.047     0.001228    23.720148     $21,526.98    115.2698%
1143        0.028     0.000727    23.720875     $21,675.66    116.7566%
1144        0.128     0.003312    23.724187     $21,747.49    117.4749%
1145                  0.000000    23.724187     $21,747.49    117.4749%
1146                  0.000000    23.724187     $21,747.49    117.4749%
1147                  0.000000    23.724187     $21,787.82    117.8782%
1148        0.001     0.000026    23.724213     $21,962.93    119.6293%
1149        0.063     0.001596    23.725808     $22,221.35    122.2135%
1150        0.021     0.000535    23.726343     $22,103.70    121.0370%
1151        0.010     0.000259    23.726602     $21,716.96    117.1696%
1152                  0.000000    23.726602     $21,716.96    117.1696%
1153                  0.000000    23.726602     $21,716.96    117.1696%
1154        0.002     0.000052    23.726654     $21,661.01    116.6101%
1155                  0.000000    23.726654     $22,160.22    121.6022%
1156        0.023     0.000583    23.727237     $22,221.98    122.2198%
1157        0.007     0.000177    23.727414     $22,310.41    123.1041%
1158                  0.000000    23.727414     $22,275.06    122.7506%
1159                  0.000000    23.727414     $22,275.06    122.7506%
1160                  0.000000    23.727414     $22,275.06    122.7506%
1161        0.002     0.000051    23.727464     $22,219.58    122.1958%
1162        0.103     0.002594    23.730058     $22,360.60    123.6060%
1163        0.206     0.005133    23.735191     $22,602.79    126.0279%
1164        0.131     0.003258    23.738450     $22,653.37    126.5337%
1165        0.036     0.000902    23.739352     $22,484.49    124.8449%
1166                  0.000000    23.739352     $22,484.49    124.8449%
1167                  0.000000    23.739352     $22,484.49    124.8449%
1168        0.016     0.000400    23.739752     $22,559.89    125.5989%
1169        0.010     0.000249    23.740001     $22,609.26    126.0926%
1170        0.085     0.002101    23.742102     $22,800.02    128.0002%
1171        0.059     0.001473    23.743575     $22,584.65    125.8465%
1172        0.003     0.000076    23.743651     $22,165.65    121.6565%
1173                  0.000000    23.743651     $22,165.65    121.6565%
1174                  0.000000    23.743651     $22,165.65    121.6565%
1175        0.249     0.006310    23.749961     $22,253.71    122.5371%
1176        0.049     0.001256    23.751217     $22,006.21    120.0621%
1177        0.207     0.005332    23.756549     $21,904.01    119.0401%
1178        0.029     0.000745    23.757294     $21,970.03    119.7003%
1179        0.046     0.001213    23.758507     $21,401.90    114.0190%
1180                  0.000000    23.758507     $21,401.90    114.0190%
1181                  0.000000    23.758507     $21,401.90    114.0190%
1182        0.112     0.002916    23.761423     $21,682.06    116.8206%
1183        0.017     0.000436    23.761860     $22,003.72    120.0372%

     -----------------------------------------------------------------------------------------------------  -----------------------
                                       AMERICAN HERITAGE GROWTH FUND, INC.                                   STANDARD & POOR'S 500
     -----------------------------------------------------------------------------------------------------  -----------------------
                                                     TOTAL                MONTHLY     QUARTERLY    ANNUAL
                                      NUMBER      REDEEMABLE    RATE OF   RATE OF     RATE OF      RATE OF                 NUMBER
           DATE       PRICE/SHR      OF SHARES      VALUE       RETURN    RETURN       RETURN      RETURN    PRICE/SHR    OF SHARES
     ------------------------------------------------------------------------------------------------------------------------------
1184    20-Aug-97      0.177844     93,349.3482     $16,602    66.02%                                          939.35
1185    21-Aug-97      0.176605     93,349.3482     $16,486    64.86%                                          925.05
1186    22-Aug-97      0.175628     93,349.3482     $16,395    63.95%                                          923.54
1187    23-Aug-97      0.175628     93,349.3482     $16,395    63.95%                                          923.54
1188    24-Aug-97      0.175628     93,349.3482     $16,395    63.95%                                          923.54
1189    25-Aug-97      0.175804     93,349.3482     $16,411    64.11%                                          920.16
1190    26-Aug-97      0.174073     93,349.3482     $16,250    62.50%                                          913.02
1191    27-Aug-97      0.173096     93,349.3482     $16,158    61.58%                                          913.70
1192    28-Aug-97      0.172315     93,349.3482     $16,085    60.85%                                          903.67
1193    29-Aug-97      0.171660     93,349.3482     $16,024    60.24%                                          899.47
1194    30-Aug-97      0.171660     93,349.3482     $16,024    60.24%                                          899.47
1195    31-Aug-97      0.171660     93,349.3482     $16,024    60.24%      -1.37%                              899.47
1196    01-Sep-97      0.171660     93,349.3482     $16,024    60.24%                                          899.47
1197    02-Sep-97      0.173211     93,349.3482     $16,169    61.69%                                          927.58
1198    03-Sep-97      0.174179     93,349.3482     $16,259    62.59%                                          927.86
1199    04-Sep-97      0.174500     93,349.3482     $16,289    62.89%                                          930.87
1200    05-Sep-97      0.174032     93,349.3482     $16,246    62.46%                                          929.05
1201    06-Sep-97      0.174032     93,349.3482     $16,246    62.46%                                          929.05
1202    07-Sep-97      0.174032     93,349.3482     $16,246    62.46%                                          929.05
1203    08-Sep-97      0.173496     93,349.3482     $16,196    61.96%                                          931.20
1204    09-Sep-97      0.174459     93,349.3482     $16,286    62.86%                                          933.62
1205    10-Sep-97      0.172435     93,349.3482     $16,097    60.97%                                          919.03
1206    11-Sep-97      0.171684     93,349.3482     $16,027    60.27%                                          912.59
1207    12-Sep-97      0.168740     93,349.3482     $15,752    57.52%                                          923.91
1208    13-Sep-97      0.168740     93,349.3482     $15,752    57.52%                                          923.91
1209    14-Sep-97      0.168740     93,349.3482     $15,752    57.52%                                          923.91
1210    15-Sep-97      0.166397     93,349.3482     $15,533    55.33%                                          919.77
1211    16-Sep-97      0.165727     93,349.3482     $15,471    54.71%                                          945.64
1212    17-Sep-97      0.163467     93,349.3482     $15,260    52.60%                                          943.00
1213    18-Sep-97      0.163935     93,349.3482     $15,303    53.03%                                          947.29
1214    19-Sep-97      0.164218     93,349.3482     $15,330    53.30%                                          950.51
1215    20-Sep-97      0.164218     93,349.3482     $15,330    53.30%                                          950.51
1216    21-Sep-97      0.164218     93,349.3482     $15,330    53.30%                                          950.51
1217    22-Sep-97      0.166130     93,349.3482     $15,508    55.08%                                          955.43
1218    23-Sep-97      0.165660     93,349.3482     $15,464    54.64%                                          951.93
1219    24-Sep-97      0.164790     93,349.3482     $15,383    53.83%                                          944.48
1220    25-Sep-97      0.163731     93,349.3482     $15,284    52.84%                                          937.91
1221    26-Sep-97      0.164700     93,349.3482     $15,375    53.75%                                          945.22
1222    27-Sep-97      0.164700     93,349.3482     $15,375    53.75%                                          945.22
1223    28-Sep-97      0.164700     93,349.3482     $15,375    53.75%                                          945.22
1224    29-Sep-97      0.165699     93,349.3482     $15,468    54.68%                                          953.34
1225    30-Sep-97      0.164732     93,349.3482     $15,378    53.78%      -4.04%        9.62%                 947.28
1226    01-Oct-97      0.166785     93,349.3482     $15,569    55.69%                                          955.41
1227    02-Oct-97      0.166222     93,349.3482     $15,517    55.17%                                          960.46
1228    03-Oct-97      0.166556     93,349.3482     $15,548    55.48%                                          965.03
1229    04-Oct-97      0.166556     93,349.3482     $15,548    55.48%                                          965.03
1230    05-Oct-97      0.166556     93,349.3482     $15,548    55.48%                                          965.03
1231    06-Oct-97      0.169094     93,349.3482     $15,785    57.85%                                          972.69
1232    07-Oct-97      0.170080     93,349.3482     $15,877    58.77%                                          983.12
1233    08-Oct-97      0.173345     93,349.3482     $16,182    61.82%                                          973.84
1234    09-Oct-97      0.172766     93,349.3482     $16,128    61.28%                                          970.62
1235    10-Oct-97      0.172154     93,349.3482     $16,070    60.70%                                          966.98
1236    11-Oct-97      0.172154     93,349.3482     $16,070    60.70%                                          966.98
1237    12-Oct-97      0.172154     93,349.3482     $16,070    60.70%                                          966.98

     ------------------------------------------------------------------
                     STANDARD & POOR'S 500
     ------------------------------------------------------------------
                   INCR IN SHS    SH. PR.       TOTAL
             DIV/     DUE TO      BEFORE      REDEEMABLE     RATE OF
             SHARE    DIVIDEND      DIV           VALUE         RETURN
     ------------------------------------------------------------------
1184        0.140     0.003541    23.765401     $22,324.03    123.2403%
1185        0.018     0.000462    23.765863     $21,984.61    119.8461%
1186        0.008     0.000206    23.766069     $21,948.92    119.4892%
1187                  0.000000    23.766069     $21,948.92    119.4892%
1188                  0.000000    23.766069     $21,948.92    119.4892%
1189        0.002     0.000052    23.766121     $21,868.63    118.6863%
1190        0.014     0.000364    23.766485     $21,699.28    116.9928%
1191        0.135     0.003512    23.769997     $21,718.65    117.1865%
1192        0.136     0.003577    23.773574     $21,483.47    114.8347%
1193        0.028     0.000740    23.774314     $21,384.28    113.8428%
1194                  0.000000    23.774314     $21,384.28    113.8428%
1195                  0.000000    23.774314     $21,384.28    113.8428%
1196                  0.000000    23.774314     $21,384.28    113.8428%
1197        0.018     0.000461    23.774776     $22,053.01    120.5301%
1198        0.245     0.006278    23.781053     $22,065.49    120.6549%
1199        0.022     0.000562    23.781615     $22,137.59    121.3759%
1200        0.048     0.001229    23.782844     $22,095.45    120.9545%
1201                  0.000000    23.782844     $22,095.45    120.9545%
1202                  0.000000    23.782844     $22,095.45    120.9545%
1203        0.058     0.001481    23.784325     $22,147.96    121.4796%
1204        0.006     0.000153    23.784478     $22,205.66    122.0566%
1205        0.032     0.000828    23.785306     $21,859.41    118.5941%
1206        0.289     0.007532    23.792839     $21,713.11    117.1311%
1207        0.023     0.000592    23.793431     $21,982.99    119.8299%
1208                  0.000000    23.793431     $21,982.99    119.8299%
1209                  0.000000    23.793431     $21,982.99    119.8299%
1210        0.188     0.004863    23.798294     $21,888.96    118.8896%
1211                  0.000000    23.798294     $22,504.62    125.0462%
1212        0.065     0.001640    23.799935     $22,443.34    124.4334%
1213        0.042     0.001055    23.800990     $22,546.44    125.4644%
1214        0.017     0.000426    23.801416     $22,623.48    126.2348%
1215                  0.000000    23.801416     $22,623.48    126.2348%
1216                  0.000000    23.801416     $22,623.48    126.2348%
1217        0.019     0.000473    23.801889     $22,741.04    127.4104%
1218        0.002     0.000050    23.801939     $22,657.78    126.5778%
1219        0.022     0.000554    23.802493     $22,480.98    124.8098%
1220        0.005     0.000127    23.802620     $22,324.72    123.2472%
1221        0.301     0.007580    23.810200     $22,505.88    125.0588%
1222                  0.000000    23.810200     $22,505.88    125.0588%
1223                  0.000000    23.810200     $22,505.88    125.0588%
1224        0.021     0.000524    23.810725     $22,699.72    126.9972%
1225                  0.000000    23.810725     $22,555.42    125.5542%
1226        0.084     0.002093    23.812818     $22,751.00    127.5100%
1227        0.045     0.001116    23.813934     $22,872.33    128.7233%
1228        0.018     0.000444    23.814378     $22,981.59    129.8159%
1229                  0.000000    23.814378     $22,981.59    129.8159%
1230                  0.000000    23.814378     $22,981.59    129.8159%
1231                  0.000000    23.814378     $23,164.01    131.6401%
1232        0.050     0.001211    23.815589     $23,413.58    134.1358%
1233        0.265     0.006481    23.822070     $23,198.88    131.9888%
1234        0.028     0.000687    23.822757     $23,122.84    131.2284%
1235        0.052     0.001281    23.824038     $23,037.37    130.3737%
1236                  0.000000    23.824038     $23,037.37    130.3737%
1237                  0.000000    23.824038     $23,037.37    130.3737%

     -----------------------------------------------------------------------------------------------------  -----------------------
                                       AMERICAN HERITAGE GROWTH FUND, INC.                                   STANDARD & POOR'S 500
     -----------------------------------------------------------------------------------------------------  -----------------------
                                                     TOTAL                MONTHLY     QUARTERLY    ANNUAL
                                      NUMBER      REDEEMABLE    RATE OF   RATE OF     RATE OF      RATE OF                 NUMBER
           DATE       PRICE/SHR      OF SHARES      VALUE       RETURN    RETURN       RETURN      RETURN    PRICE/SHR   OF SHARES
     ------------------------------------------------------------------------------------------------------------------------------
1238    13-Oct-97      0.172116     93,349.3482     $16,067    60.67%                                          968.10
1239    14-Oct-97      0.170363     93,349.3482     $15,903    59.03%                                          970.28
1240    15-Oct-97      0.169293     93,349.3482     $15,803    58.03%                                          965.72
1241    16-Oct-97      0.165108     93,349.3482     $15,413    54.13%                                          955.25
1242    17-Oct-97      0.162335     93,349.3482     $15,154    51.54%                                          944.16
1243    18-Oct-97      0.162335     93,349.3482     $15,154    51.54%                                          944.16
1244    19-Oct-97      0.162335     93,349.3482     $15,154    51.54%                                          944.16
1245    20-Oct-97      0.165326     93,349.3482     $15,433    54.33%                                          955.61
1246    21-Oct-97      0.165703     93,349.3482     $15,468    54.68%                                          972.28
1247    22-Oct-97      0.163408     93,349.3482     $15,254    52.54%                                          968.49
1248    23-Oct-97      0.158541     93,349.3482     $14,800    48.00%                                          950.69
1249    24-Oct-97      0.157546     93,349.3482     $14,707    47.07%                                          941.64
1250    25-Oct-97      0.157546     93,349.3482     $14,707    47.07%                                          941.64
1251    26-Oct-97      0.157546     93,349.3482     $14,707    47.07%                                          941.64
1252    27-Oct-97      0.146780     93,349.3482     $13,702    37.02%                                          876.98
1253    28-Oct-97      0.152195     93,349.3482     $14,207    42.07%                                          921.85
1254    29-Oct-97      0.152142     93,349.3482     $14,202    42.02%                                          919.16
1255    30-Oct-97      0.149354     93,349.3482     $13,942    39.42%                                          903.68
1256    31-Oct-97      0.150377     93,349.3482     $14,038    40.38%      -8.71%                              914.62
1257    01-Nov-97      0.150377     93,349.3482     $14,038    40.38%                                          914.62
1258    02-Nov-97      0.150377     93,349.3482     $14,038    40.38%                                          914.62
1259    03-Nov-97      0.155510     93,349.3482     $14,517    45.17%                                          938.99
1260    04-Nov-97      0.154468     93,349.3482     $14,419    44.19%                                          940.76
1261    05-Nov-97      0.154931     93,349.3482     $14,463    44.63%                                          942.76
1262    06-Nov-97      0.154134     93,349.3482     $14,388    43.88%                                          938.03
1263    07-Nov-97      0.152089     93,349.3482     $14,197    41.97%                                          927.51
1264    08-Nov-97      0.152089     93,349.3482     $14,197    41.97%                                          927.51
1265    09-Nov-97      0.152089     93,349.3482     $14,197    41.97%                                          927.51
1266    10-Nov-97      0.151746     93,349.3482     $14,165    41.65%                                          921.13
1267    11-Nov-97      0.150408     93,349.3482     $14,040    40.40%                                          923.78
1268    12-Nov-97      0.148012     93,349.3482     $13,817    38.17%                                          905.96
1269    13-Nov-97      0.148660     93,349.3482     $13,877    38.77%                                          916.66
1270    14-Nov-97      0.148889     93,349.3482     $13,899    38.99%                                          928.35
1271    15-Nov-97      0.148889     93,349.3482     $13,899    38.99%                                          928.35
1272    16-Nov-97      0.148889     93,349.3482     $13,899    38.99%                                          928.35
1273    17-Nov-97      0.149665     93,349.3482     $13,971    39.71%                                          946.20
1274    18-Nov-97      0.148804     93,349.3482     $13,891    38.91%                                          938.23
1275    19-Nov-97      0.149070     93,349.3482     $13,916    39.16%                                          944.59
1276    20-Nov-97      0.149394     93,349.3482     $13,946    39.46%                                          958.98
1277    21-Nov-97      0.149566     93,349.3482     $13,962    39.62%                                          963.09
1278    22-Nov-97      0.149566     93,349.3482     $13,962    39.62%                                          963.09
1279    23-Nov-97      0.149566     93,349.3482     $13,962    39.62%                                          963.09
1280    24-Nov-97      0.147985     93,349.3482     $13,814    38.14%                                          946.67
1281    25-Nov-97      0.147592     93,349.3482     $13,778    37.78%                                          950.82
1282    26-Nov-97      0.147944     93,349.3482     $13,810    38.10%                                          951.64
1283    27-Nov-97      0.147944     93,349.3482     $13,810    38.10%                                          951.64
1284    28-Nov-97      0.148015     93,349.3482     $13,817    38.17%                                          955.40
1285    29-Nov-97      0.148015     93,349.3482     $13,817    38.17%                                          955.40
1286    30-Nov-97      0.148015     93,349.3482     $13,817    38.17%      -1.57%                              955.40
1287    01-Dec-97      0.148090     93,349.3482     $13,824    38.24%                                          974.77
1288    02-Dec-97      0.147096     93,349.3482     $13,731    37.31%                                          971.68
1289    03-Dec-97      0.146424     93,349.3482     $13,669    36.69%                                          976.77
1290    04-Dec-97      0.146150     93,349.3482     $13,643    36.43%                                          973.10
1291    05-Dec-97      0.146217     93,349.3482     $13,649    36.49%                                          983.79

     ------------------------------------------------------------------
                     STANDARD & POOR'S 500
     ------------------------------------------------------------------
                   INCR IN SHS    SH. PR.       TOTAL
             DIV/     DUE TO      BEFORE      REDEEMABLE     RATE OF
             SHARE    DIVIDEND      DIV           VALUE         RETURN
     ------------------------------------------------------------------
1238                  0.000000    23.824038     $23,064.05    130.6405%
1239                  0.000000    23.824038     $23,115.99    131.1599%
1240        0.018     0.000444    23.824482     $23,007.78    130.0778%
1241        0.023     0.000574    23.825056     $22,758.88    127.5888%
1242                  0.000000    23.825056     $22,494.66    124.9466%
1243                  0.000000    23.825056     $22,494.66    124.9466%
1244                  0.000000    23.825056     $22,494.66    124.9466%
1245        0.010     0.000249    23.825305     $22,767.70    127.6770%
1246        0.002     0.000049    23.825354     $23,164.92    131.6492%
1247        0.061     0.001501    23.826855     $23,076.07    130.7607%
1248        0.013     0.000326    23.827181     $22,652.26    126.5226%
1249                  0.000000    23.827181     $22,436.63    124.3663%
1250                  0.000000    23.827181     $22,436.63    124.3663%
1251                  0.000000    23.827181     $22,436.63    124.3663%
1252                  0.000000    23.827181     $20,895.96    108.9596%
1253                  0.000000    23.827181     $21,965.09    119.6509%
1254        0.214     0.005547    23.832728     $21,906.09    119.0609%
1255        0.167     0.004404    23.837132     $21,541.14    115.4114%
1256        0.010     0.000261    23.837393     $21,802.16    118.0216%
1257                  0.000000    23.837393     $21,802.16    118.0216%
1258                  0.000000    23.837393     $21,802.16    118.0216%
1259        0.031     0.000787    23.838180     $22,383.81    123.8381%
1260        0.011     0.000279    23.838459     $22,426.27    124.2627%
1261        0.137     0.003464    23.841923     $22,477.21    124.7721%
1262        0.073     0.001855    23.843778     $22,366.18    123.6618%
1263        0.203     0.005219    23.848997     $22,120.18    121.2018%
1264                  0.000000    23.848997     $22,120.18    121.2018%
1265                  0.000000    23.848997     $22,120.18    121.2018%
1266        0.083     0.002149    23.851146     $21,970.01    119.7001%
1267                  0.000000    23.851146     $22,033.21    120.3321%
1268        0.208     0.005476    23.856622     $21,613.15    116.1315%
1269        0.067     0.001744    23.858365     $21,870.01    118.7001%
1270        0.055     0.001413    23.859779     $22,150.23    121.5023%
1271                  0.000000    23.859779     $22,150.23    121.5023%
1272                  0.000000    23.859779     $22,150.23    121.5023%
1273        0.031     0.000782    23.860561     $22,576.86    125.7686%
1274        0.108     0.002747    23.863307     $22,389.27    123.8927%
1275        0.144     0.003638    23.866945     $22,544.48    125.4448%
1276        0.009     0.000224    23.867169     $22,888.14    128.8814%
1277        0.013     0.000322    23.867491     $22,986.54    129.8654%
1278                  0.000000    23.867491     $22,986.54    129.8654%
1279                  0.000000    23.867491     $22,986.54    129.8654%
1280        0.028     0.000706    23.868197     $22,595.31    125.9531%
1281        0.104     0.002611    23.870808     $22,696.84    126.9684%
1282        0.195     0.004891    23.875699     $22,721.07    127.2107%
1283                  0.000000    23.875699     $22,721.07    127.2107%
1284        0.025     0.000625    23.876324     $22,811.44    128.1144%
1285                  0.000000    23.876324     $22,811.44    128.1144%
1286                  0.000000    23.876324     $22,811.44    128.1144%
1287        0.019     0.000465    23.876789     $23,274.38    132.7438%
1288        0.021     0.000516    23.877305     $23,201.10    132.0110%
1289        0.247     0.006038    23.883343     $23,328.53    133.2853%
1290        0.034     0.000834    23.884178     $23,241.69    132.4169%
1291        0.007     0.000170    23.884348     $23,497.18    134.9718%

     -----------------------------------------------------------------------------------------------------  -----------------------
                                       AMERICAN HERITAGE GROWTH FUND, INC.                                   STANDARD & POOR'S 500
     -----------------------------------------------------------------------------------------------------  -----------------------
                                                     TOTAL                MONTHLY     QUARTERLY    ANNUAL
                                      NUMBER      REDEEMABLE    RATE OF   RATE OF     RATE OF      RATE OF                 NUMBER
           DATE       PRICE/SHR      OF SHARES      VALUE       RETURN    RETURN       RETURN      RETURN    PRICE/SHR    OF SHARES
     ------------------------------------------------------------------------------------------------------------------------------
1292    06-Dec-97      0.146217     93,349.3482     $13,649    36.49%                                          983.79
1293    07-Dec-97      0.146217     93,349.3482     $13,649    36.49%                                          983.79
1294    08-Dec-97      0.146108     93,349.3482     $13,639    36.39%                                          982.37
1295    09-Dec-97      0.146031     93,349.3482     $13,632    36.32%                                          975.78
1296    10-Dec-97      0.145619     93,349.3482     $13,593    35.93%                                          969.79
1297    11-Dec-97      0.145344     93,349.3482     $13,568    35.68%                                          954.94
1298    12-Dec-97      0.145488     93,349.3482     $13,581    35.81%                                          953.39
1299    13-Dec-97      0.145488     93,349.3482     $13,581    35.81%                                          953.39
1300    14-Dec-97      0.145488     93,349.3482     $13,581    35.81%                                          953.39
1301    15-Dec-97      0.145340     93,349.3482     $13,567    35.67%                                          963.39
1302    16-Dec-97      0.145431     93,349.3482     $13,576    35.76%                                          968.04
1303    17-Dec-97      0.145692     93,349.3482     $13,600    36.00%                                          965.54
1304    18-Dec-97      0.147119     93,349.3482     $13,733    37.33%                                          955.30
1305    19-Dec-97      0.147646     93,349.3482     $13,783    37.83%                                          946.78
1306    20-Dec-97      0.147646     93,349.3482     $13,783    37.83%                                          946.78
1307    21-Dec-97      0.147646     93,349.3482     $13,783    37.83%                                          946.78
1308    22-Dec-97      0.141902     93,349.3482     $13,246    32.46%                                          953.70
1309    23-Dec-97      0.142452     93,349.3482     $13,298    32.98%                                          939.12
1310    24-Dec-97      0.141902     97,033.2991     $13,769    37.69%                                          932.70
1311    25-Dec-97      0.142212     97,033.2991     $13,799    37.99%                                          932.70
1312    26-Dec-97      0.142222     97,033.2991     $13,800    38.00%                                          936.46
1313    27-Dec-97      0.142222     97,033.2991     $13,800    38.00%                                          936.46
1314    28-Dec-97      0.142222     97,033.2991     $13,800    38.00%                                          936.46
1315    29-Dec-97      0.143309     97,033.2991     $13,906    39.06%                                          953.36
1316    30-Dec-97      0.143057     97,033.2991     $13,881    38.81%                                          970.84
1317    31-Dec-97      0.143272     97,033.2991     $13,902    39.02%       0.62%       -9.59%       -2.71%    970.43
1318    01-Jan-98      0.143272     97,033.2991     $13,902    39.02%                                          970.43
1319    02-Jan-98      0.143290     97,033.2991     $13,904    39.04%                                          975.04
1320    03-Jan-98      0.143290     97,033.2991     $13,904    39.04%                                          975.04
1321    04-Jan-98      0.143290     97,033.2991     $13,904    39.04%                                          975.04
1322    05-Jan-98      0.142715     97,033.2991     $13,848    38.48%                                          977.07
1323    06-Jan-98      0.142612     97,033.2991     $13,838    38.38%                                          966.58
1324    07-Jan-98      0.142478     97,033.2991     $13,825    38.25%                                          964.00
1325    08-Jan-98      0.141242     97,033.2991     $13,705    37.05%                                          956.04
1326    09-Jan-98      0.141046     97,033.2991     $13,686    36.86%                                          927.69
1327    10-Jan-98      0.141046     97,033.2991     $13,686    36.86%                                          927.69
1328    11-Jan-98      0.141046     97,033.2991     $13,686    36.86%                                          927.69
1329    12-Jan-98      0.140528     97,033.2991     $13,636    36.36%                                          939.21
1330    13-Jan-98      0.141262     97,033.2991     $13,707    37.07%                                          952.12
1331    14-Jan-98      0.142144     97,033.2991     $13,793    37.93%                                          957.94
1332    15-Jan-98      0.141854     97,033.2991     $13,765    37.65%                                          950.73
1333    16-Jan-98      0.141440     97,033.2991     $13,724    37.24%                                          961.51
1334    17-Jan-98      0.141440     97,033.2991     $13,724    37.24%                                          961.51
1335    18-Jan-98      0.141440     97,033.2991     $13,724    37.24%                                          961.51
1336    19-Jan-98      0.141440     97,033.2991     $13,724    37.24%                                          961.51
1337    20-Jan-98      0.141034     97,033.2991     $13,685    36.85%                                          978.60
1338    21-Jan-98      0.143080     97,033.2991     $13,884    38.84%                                          970.81
1339    22-Jan-98      0.142358     97,033.2991     $13,813    38.13%                                          963.04
1340    23-Jan-98      0.142190     97,033.2991     $13,797    37.97%                                          957.59
1341    24-Jan-98      0.142190     97,033.2991     $13,797    37.97%                                          957.59
1342    25-Jan-98      0.142190     97,033.2991     $13,797    37.97%                                          957.59
1343    26-Jan-98      0.140994     97,033.2991     $13,681    36.81%                                          956.95
1344    27-Jan-98      0.141900     97,033.2991     $13,769    37.69%                                          969.02
1345    28-Jan-98      0.143838     97,033.2991     $13,957    39.57%                                          977.46

     ------------------------------------------------------------------
                     STANDARD & POOR'S 500
     ------------------------------------------------------------------
                   INCR IN SHS    SH. PR.       TOTAL
             DIV/     DUE TO      BEFORE      REDEEMABLE     RATE OF
             SHARE    DIVIDEND      DIV           VALUE         RETURN
     ------------------------------------------------------------------
1292                  0.000000    23.884348     $23,497.18    134.9718%
1293                  0.000000    23.884348     $23,497.18    134.9718%
1294        0.068     0.001653    23.886001     $23,464.89    134.6489%
1295        0.001     0.000024    23.886026     $23,307.51    133.0751%
1296        0.064     0.001576    23.887602     $23,165.96    131.6596%
1297        0.257     0.006429    23.894031     $22,817.37    128.1737%
1298        0.007     0.000175    23.894206     $22,780.50    127.8050%
1299                  0.000000    23.894206     $22,780.50    127.8050%
1300                  0.000000    23.894206     $22,780.50    127.8050%
1301        0.015     0.000372    23.894578     $23,019.80    130.1980%
1302                  0.000000    23.894578     $23,130.91    131.3091%
1303        0.066     0.001633    23.896212     $23,072.75    130.7275%
1304        0.050     0.001251    23.897462     $22,829.25    128.2925%
1305        0.007     0.000177    23.897639     $22,625.81    126.2581%
1306                  0.000000    23.897639     $22,625.81    126.2581%
1307                  0.000000    23.897639     $22,625.81    126.2581%
1308        0.019     0.000476    23.898115     $22,791.63    127.9163%
1309        0.017     0.000433    23.898548     $22,443.60    124.4360%
1310        0.027     0.000692    23.899239     $22,290.82    122.9082%
1311                  0.000000    23.899239     $22,290.82    122.9082%
1312        0.006     0.000153    23.899393     $22,380.83    123.8083%
1313                  0.000000    23.899393     $22,380.83    123.8083%
1314                  0.000000    23.899393     $22,380.83    123.8083%
1315        0.322     0.008072    23.907465     $22,792.42    127.9242%
1316        0.087     0.002142    23.909607     $23,212.40    132.1240%
1317        0.025     0.000616    23.910223     $23,203.20    132.0320%
1318                  0.000000    23.910223     $23,203.20    132.0320%
1319        0.036     0.000883    23.911106     $23,314.28    133.1428%
1320                  0.000000    23.911106     $23,314.28    133.1428%
1321                  0.000000    23.911106     $23,314.28    133.1428%
1322        0.018     0.000441    23.911546     $23,363.25    133.6325%
1323        0.047     0.001163    23.912709     $23,113.55    131.1355%
1324        0.230     0.005705    23.918414     $23,057.35    130.5735%
1325        0.045     0.001126    23.919540     $22,868.04    128.6804%
1326                  0.000000    23.919540     $22,189.92    121.8992%
1327                  0.000000    23.919540     $22,189.92    121.8992%
1328                  0.000000    23.919540     $22,189.92    121.8992%
1329                  0.000000    23.919540     $22,465.47    124.6547%
1330        0.045     0.001131    23.920671     $22,775.35    127.7535%
1331        0.030     0.000749    23.921420     $22,915.28    129.1528%
1332        0.035     0.000881    23.922300     $22,743.65    127.4365%
1333                  0.000000    23.922300     $23,001.53    130.0153%
1334                  0.000000    23.922300     $23,001.53    130.0153%
1335                  0.000000    23.922300     $23,001.53    130.0153%
1336                  0.000000    23.922300     $23,001.53    130.0153%
1337        0.010     0.000244    23.922545     $23,410.60    134.1060%
1338        0.061     0.001503    23.924048     $23,225.71    132.2571%
1339        0.004     0.000099    23.924147     $23,039.91    130.3991%
1340        0.010     0.000250    23.924397     $22,909.76    129.0976%
1341                  0.000000    23.924397     $22,909.76    129.0976%
1342                  0.000000    23.924397     $22,909.76    129.0976%
1343                  0.000000    23.924397     $22,894.45    128.9445%
1344                  0.000000    23.924397     $23,183.22    131.8322%
1345        0.224     0.005483    23.929880     $23,390.50    133.9050%

     -----------------------------------------------------------------------------------------------------  -----------------------
                                       AMERICAN HERITAGE GROWTH FUND, INC.                                   STANDARD & POOR'S 500
     -----------------------------------------------------------------------------------------------------  -----------------------
                                                     TOTAL                MONTHLY     QUARTERLY    ANNUAL
                                      NUMBER      REDEEMABLE    RATE OF   RATE OF     RATE OF      RATE OF                 NUMBER
           DATE       PRICE/SHR      OF SHARES      VALUE       RETURN    RETURN       RETURN      RETURN    PRICE/SHR    OF SHARES
     ------------------------------------------------------------------------------------------------------------------------------
1346    29-Jan-98      0.143601     97,033.2991     $13,934    39.34%                                          985.49
1347    30-Jan-98      0.143724     97,033.2991     $13,946    39.46%                                          980.28
1348    31-Jan-98      0.143724     97,033.2991     $13,946    39.46%       0.32%                              980.28
1349    01-Feb-98      0.143724     97,033.2991     $13,946    39.46%                                          980.28
1350    02-Feb-98      0.144706     97,033.2991     $14,041    40.41%                                         1001.27
1351    03-Feb-98      0.145318     97,033.2991     $14,101    41.01%                                         1005.99
1352    04-Feb-98      0.144832     97,033.2991     $14,054    40.54%                                         1006.90
1353    05-Feb-98      0.144250     97,033.2991     $13,997    39.97%                                         1003.54
1354    06-Feb-98      0.144815     97,033.2991     $14,052    40.52%                                         1012.46
1355    07-Feb-98      0.144815     97,033.2991     $14,052    40.52%                                         1012.46
1356    08-Feb-98      0.144815     97,033.2991     $14,052    40.52%                                         1012.46
1357    09-Feb-98      0.145017     97,033.2991     $14,071    40.71%                                         1010.74
1358    10-Feb-98      0.145452     97,033.2991     $14,114    41.14%                                         1019.01
1359    11-Feb-98      0.145608     97,033.2991     $14,129    41.29%                                         1020.01
1360    12-Feb-98      0.145345     97,033.2991     $14,103    41.03%                                         1024.14
1361    13-Feb-98      0.145422     97,033.2991     $14,111    41.11%                                         1020.09
1362    14-Feb-98      0.145422     97,033.2991     $14,111    41.11%                                         1020.09
1363    15-Feb-98      0.145422     97,033.2991     $14,111    41.11%                                         1020.09
1364    16-Feb-98      0.145422     97,033.2991     $14,111    41.11%                                         1020.09
1365    17-Feb-98      0.144684     97,033.2991     $14,039    40.39%                                         1022.76
1366    18-Feb-98      0.145164     97,033.2991     $14,086    40.86%                                         1032.06
1367    19-Feb-98      0.144779     97,033.2991     $14,048    40.48%                                         1028.28
1368    20-Feb-98      0.145364     97,033.2991     $14,105    41.05%                                         1034.21
1369    21-Feb-98      0.145364     97,033.2991     $14,105    41.05%                                         1034.21
1370    22-Feb-98      0.145364     97,033.2991     $14,105    41.05%                                         1034.21
1371    23-Feb-98      0.145470     97,033.2991     $14,115    41.15%                                         1038.14
1372    24-Feb-98      0.144664     97,033.2991     $14,037    40.37%                                         1030.56
1373    25-Feb-98      0.145133     97,033.2991     $14,083    40.83%                                         1042.90
1374    26-Feb-98      0.146049     97,033.2991     $14,172    41.72%                                         1048.67
1375    27-Feb-98      0.146011     97,033.2991     $14,168    41.68%                                         1049.34
1376    28-Feb-98      0.146011     97,033.2991     $14,168    41.68%       1.59%                             1049.34
1377    01-Mar-98      0.146011     97,033.2991     $14,168    41.68%                                         1049.34
1378    02-Mar-98      0.144825     97,033.2991     $14,053    40.53%                                         1047.70
1379    03-Mar-98      0.144318     97,033.2991     $14,004    40.04%                                         1052.02
1380    04-Mar-98      0.143318     97,033.2991     $13,907    39.07%                                         1047.33
1381    05-Mar-98      0.142676     97,033.2991     $13,844    38.44%                                         1035.04
1382    06-Mar-98      0.143228     97,033.2991     $13,898    38.98%                                         1055.69
1383    07-Mar-98      0.143228     97,033.2991     $13,898    38.98%                                         1055.69
1384    08-Mar-98      0.143228     97,033.2991     $13,898    38.98%                                         1055.69
1385    09-Mar-98      0.142472     97,033.2991     $13,825    38.25%                                         1052.31
1386    10-Mar-98      0.142107     97,033.2991     $13,789    37.89%                                         1064.25
1387    11-Mar-98      0.144988     97,033.2991     $14,069    40.69%                                         1068.47
1388    12-Mar-98      0.146169     97,033.2991     $14,183    41.83%                                         1069.92
1389    13-Mar-98      0.147014     97,033.2991     $14,265    42.65%                                         1068.59
1390    14-Mar-98      0.147014     97,033.2991     $14,265    42.65%                                         1068.59
1391    15-Mar-98      0.147014     97,033.2991     $14,265    42.65%                                         1068.59
1392    16-Mar-98      0.147143     97,033.2991     $14,278    42.78%                                         1079.27
1393    17-Mar-98      0.147385     97,033.2991     $14,301    43.01%                                         1080.45
1394    18-Mar-98      0.148121     97,033.2991     $14,373    43.73%                                         1085.52
1395    19-Mar-98      0.148390     97,033.2991     $14,399    43.99%                                         1089.74
1396    20-Mar-98      0.148831     97,033.2991     $14,442    44.42%                                         1099.16
1397    21-Mar-98      0.148831     97,033.2991     $14,442    44.42%                                         1099.16
1398    22-Mar-98      0.148831     97,033.2991     $14,442    44.42%                                         1099.16
1399    23-Mar-98      0.149129     97,033.2991     $14,470    44.70%                                         1095.55

     ------------------------------------------------------------------

     ------------------------------------------------------------------
                   INCR IN SHS    SH. PR.       TOTAL
             DIV/     DUE TO      BEFORE      REDEEMABLE     RATE OF
             SHARE    DIVIDEND      DIV           VALUE         RETURN
     ------------------------------------------------------------------
1346        0.074     0.001797    23.931677     $23,584.43    135.8443%
1347        0.004     0.000098    23.931774     $23,459.84    134.5984%
1348                  0.000000    23.931774     $23,459.84    134.5984%
1349                  0.000000    23.931774     $23,459.84    134.5984%
1350        0.007     0.000167    23.931942     $23,962.34    139.6234%
1351        0.052     0.001237    23.933179     $24,076.54    140.7654%
1352        0.134     0.003185    23.936364     $24,101.52    141.0152%
1353        0.120     0.002862    23.939226     $24,023.97    140.2397%
1354        0.182     0.004303    23.943529     $24,241.87    142.4187%
1355                  0.000000    23.943529     $24,241.87    142.4187%
1356                  0.000000    23.943529     $24,241.87    142.4187%
1357        0.071     0.001682    23.945211     $24,202.38    142.0238%
1358        0.013     0.000305    23.945517     $24,400.72    144.0072%
1359        0.221     0.005188    23.950705     $24,429.96    144.2996%
1360        0.095     0.002222    23.952927     $24,531.15    145.3115%
1361        0.030     0.000704    23.953631     $24,434.86    144.3486%
1362                  0.000000    23.953631     $24,434.86    144.3486%
1363                  0.000000    23.953631     $24,434.86    144.3486%
1364                  0.000000    23.953631     $24,434.86    144.3486%
1365        0.051     0.001194    23.954826     $24,500.04    145.0004%
1366        0.246     0.005710    23.960535     $24,728.71    147.2871%
1367        0.031     0.000722    23.961258     $24,638.88    146.3888%
1368        0.012     0.000278    23.961536     $24,781.26    147.8126%
1369                  0.000000    23.961536     $24,781.26    147.8126%
1370                  0.000000    23.961536     $24,781.26    147.8126%
1371        0.023     0.000531    23.962067     $24,875.98    148.7598%
1372        0.002     0.000047    23.962113     $24,694.40    146.9440%
1373        0.142     0.003263    23.965376     $24,993.49    149.9349%
1374        0.130     0.002971    23.968347     $25,134.89    151.3489%
1375        0.039     0.000891    23.969238     $25,151.88    151.5188%
1376                  0.000000    23.969238     $25,151.88    151.5188%
1377                  0.000000    23.969238     $25,151.88    151.5188%
1378        0.023     0.000526    23.969764     $25,113.12    151.1312%
1379        0.007     0.000159    23.969923     $25,216.84    152.1684%
1380        0.234     0.005355    23.975279     $25,110.03    151.1003%
1381        0.144     0.003336    23.978614     $24,818.82    148.1882%
1382        0.095     0.002158    23.980772     $25,316.26    153.1626%
1383                  0.000000    23.980772     $25,316.26    153.1626%
1384                  0.000000    23.980772     $25,316.26    153.1626%
1385        0.011     0.000251    23.981023     $25,235.47    152.3547%
1386        0.015     0.000338    23.981361     $25,522.16    155.2216%
1387        0.198     0.004444    23.985805     $25,628.11    156.2811%
1388        0.169     0.003789    23.989593     $25,666.95    156.6695%
1389        0.016     0.000359    23.989953     $25,635.42    156.3542%
1390                  0.000000    23.989953     $25,635.42    156.3542%
1391                  0.000000    23.989953     $25,635.42    156.3542%
1392        0.015     0.000333    23.990286     $25,892.00    158.9200%
1393                  0.000000    23.990286     $25,920.30    159.2030%
1394        0.051     0.001127    23.991413     $26,043.16    160.4316%
1395        0.038     0.000837    23.992250     $26,145.31    161.4531%
1396        0.008     0.000175    23.992424     $26,371.51    163.7151%
1397                  0.000000    23.992424     $26,371.51    163.7151%
1398                  0.000000    23.992424     $26,371.51    163.7151%
1399        0.019     0.000416    23.992840     $26,285.36    162.8536%

     -----------------------------------------------------------------------------------------------------  -----------------------
                                       AMERICAN HERITAGE GROWTH FUND, INC.                                   STANDARD & POOR'S 500
     -----------------------------------------------------------------------------------------------------  -----------------------
                                                     TOTAL                MONTHLY     QUARTERLY    ANNUAL
                                      NUMBER      REDEEMABLE    RATE OF   RATE OF     RATE OF      RATE OF                 NUMBER
           DATE       PRICE/SHR      OF SHARES      VALUE       RETURN    RETURN       RETURN      RETURN    PRICE/SHR    OF SHARES
     ------------------------------------------------------------------------------------------------------------------------------
1400    24-Mar-98      0.149286     97,033.2991     $14,486    44.86%                                         1105.65
1401    25-Mar-98      0.149122     97,033.2991     $14,470    44.70%                                         1101.92
1402    26-Mar-98      0.149141     97,033.2991     $14,472    44.72%                                         1100.80
1403    27-Mar-98      0.148486     97,033.2991     $14,408    44.08%                                         1095.44
1404    28-Mar-98      0.148486     97,033.2991     $14,408    44.08%                                         1095.44
1405    29-Mar-98      0.148486     97,033.2991     $14,408    44.08%                                         1095.44
1406    30-Mar-98      0.148129     97,033.2991     $14,373    43.73%                                         1093.55
1407    31-Mar-98      0.148814     97,033.2991     $14,440    44.40%       1.92%        3.87%                1101.75
1408    01-Apr-98      0.150906     97,033.2991     $14,643    46.43%                                         1108.15
1409    02-Apr-98      0.153244     97,033.2991     $14,870    48.70%                                         1120.01
1410    03-Apr-98      0.154560     97,033.2991     $14,997    49.97%                                         1122.70
1411    04-Apr-98      0.154560     97,033.2991     $14,997    49.97%                                         1122.70
1412    05-Apr-98      0.154560     97,033.2991     $14,997    49.97%                                         1122.70
1413    06-Apr-98      0.154359     97,033.2991     $14,978    49.78%                                         1121.39
1414    07-Apr-98      0.151908     97,033.2991     $14,740    47.40%                                         1109.55
1415    08-Apr-98      0.152264     97,033.2991     $14,775    47.75%                                         1101.65
1416    09-Apr-98      0.152327     97,033.2991     $14,781    47.81%                                         1110.67
1417    10-Apr-98      0.152327     97,033.2991     $14,781    47.81%                                         1110.67
1418    11-Apr-98      0.152327     97,033.2991     $14,781    47.81%                                         1110.67
1419    12-Apr-98      0.152327     97,033.2991     $14,781    47.81%                                         1110.67
1420    13-Apr-98      0.151933     97,033.2991     $14,743    47.43%                                         1109.69
1421    14-Apr-98      0.152067     97,033.2991     $14,756    47.56%                                         1115.75
1422    15-Apr-98      0.153397     97,033.2991     $14,885    48.85%                                         1119.32
1423    16-Apr-98      0.151305     97,033.2991     $14,682    46.82%                                         1108.17
1424    17-Apr-98      0.151530     97,033.2991     $14,703    47.03%                                         1122.72
1425    18-Apr-98      0.151530     97,033.2991     $14,703    47.03%                                         1122.72
1426    19-Apr-98      0.151530     97,033.2991     $14,703    47.03%                                         1122.72
1427    20-Apr-98      0.152690     97,033.2991     $14,816    48.16%                                         1123.65
1428    21-Apr-98      0.153092     97,033.2991     $14,855    48.55%                                         1126.67
1429    22-Apr-98      0.153676     97,033.2991     $14,912    49.12%                                         1130.54
1430    23-Apr-98      0.153088     97,033.2991     $14,855    48.55%                                         1119.58
1431    24-Apr-98      0.154583     97,033.2991     $15,000    50.00%                                         1107.90
1432    25-Apr-98      0.154583     97,033.2991     $15,000    50.00%                                         1107.90
1433    26-Apr-98      0.154583     97,033.2991     $15,000    50.00%                                         1107.90
1434    27-Apr-98      0.152592     97,033.2991     $14,807    48.07%                                         1086.54
1435    28-Apr-98      0.153617     97,033.2991     $14,906    49.06%                                         1085.11
1436    29-Apr-98      0.155170     97,033.2991     $15,057    50.57%                                         1094.63
1437    30-Apr-98      0.155763     97,033.2991     $15,114    51.14%       4.67%                             1111.75
1438    01-May-98      0.156392     97,033.2991     $15,175    51.75%                                         1121.00
1439    02-May-98      0.156392     97,033.2991     $15,175    51.75%                                         1121.00
1440    03-May-98      0.156392     97,033.2991     $15,175    51.75%                                         1121.00
1441    04-May-98      0.157643     97,033.2991     $15,297    52.97%                                         1122.07
1442    05-May-98      0.158091     97,033.2991     $15,340    53.40%                                         1115.50
1443    06-May-98      0.157478     97,033.2991     $15,281    52.81%                                         1104.92
1444    07-May-98      0.158367     97,033.2991     $15,367    53.67%                                         1095.14
1445    08-May-98      0.159933     97,033.2991     $15,519    55.19%                                         1108.14
1446    09-May-98      0.159933     97,033.2991     $15,519    55.19%                                         1108.14
1447    10-May-98      0.159933     97,033.2991     $15,519    55.19%                                         1108.14
1448    11-May-98      0.159364     97,033.2991     $15,464    54.64%                                         1106.64
1449    12-May-98      0.159437     97,033.2991     $15,471    54.71%                                         1115.79
1450    13-May-98      0.163071     97,033.2991     $15,823    58.23%                                         1118.86
1451    14-May-98      0.162789     97,033.2991     $15,796    57.96%                                         1117.37
1452    15-May-98      0.160580     97,033.2991     $15,582    55.82%                                         1108.73
1453    16-May-98      0.160580     97,033.2991     $15,582    55.82%                                         1108.73

     -----------------------------------------------------------------
                    STANDARD & POOR'S 500
     -----------------------------------------------------------------
                  INCR IN SHS    SH. PR.       TOTAL
            DIV/     DUE TO      BEFORE      REDEEMABLE     RATE OF
            SHARE    DIVIDEND      DIV           VALUE         RETURN
     -----------------------------------------------------------------
1400       0.005     0.000109    23.992949     $26,527.80    165.2780%
1401       0.018     0.000392    23.993341     $26,438.74    164.3874%
1402       0.002     0.000044    23.993385     $26,411.92    164.1192%
1403       0.192     0.004205    23.997590     $26,287.92    162.8792%
1404                 0.000000    23.997590     $26,287.92    162.8792%
1405                 0.000000    23.997590     $26,287.92    162.8792%
1406       0.013     0.000285    23.997875     $26,242.88    162.4288%
1407       0.009     0.000196    23.998071     $26,439.87    164.3987%
1408       0.075     0.001624    23.999695     $26,595.26    165.9526%
1409       0.044     0.000943    24.000638     $26,880.95    168.8095%
1410       0.017     0.000363    24.001002     $26,945.92    169.4592%
1411                 0.000000    24.001002     $26,945.92    169.4592%
1412                 0.000000    24.001002     $26,945.92    169.4592%
1413       0.009     0.000193    24.001194     $26,914.70    169.1470%
1414       0.332     0.007182    24.008376     $26,638.49    166.3849%
1415       0.027     0.000588    24.008964     $26,449.48    164.4948%
1416       0.016     0.000346    24.009310     $26,666.42    166.6642%
1417                 0.000000    24.009310     $26,666.42    166.6642%
1418                 0.000000    24.009310     $26,666.42    166.6642%
1419                 0.000000    24.009310     $26,666.42    166.6642%
1420       0.062     0.001341    24.010652     $26,644.38    166.4438%
1421       0.001     0.000022    24.010673     $26,789.91    167.8991%
1422       0.008     0.000172    24.010845     $26,875.82    168.7582%
1423       0.021     0.000455    24.011300     $26,608.60    166.0860%
1424       0.010     0.000214    24.011514     $26,958.21    169.5821%
1425                 0.000000    24.011514     $26,958.21    169.5821%
1426                 0.000000    24.011514     $26,958.21    169.5821%
1427                 0.000000    24.011514     $26,980.54    169.8054%
1428       0.003     0.000064    24.011578     $27,053.12    170.5312%
1429       0.072     0.001529    24.013107     $27,147.78    171.4778%
1430       0.014     0.000300    24.013407     $26,884.93    168.8493%
1431       0.001     0.000022    24.013429     $26,604.48    166.0448%
1432                 0.000000    24.013429     $26,604.48    166.0448%
1433                 0.000000    24.013429     $26,604.48    166.0448%
1434                 0.000000    24.013429     $26,091.55    160.9155%
1435       0.114     0.002523    24.015952     $26,059.95    160.5995%
1436       0.176     0.003861    24.019813     $26,292.81    162.9281%
1437       0.077     0.001664    24.021477     $26,705.88    167.0588%
1438       0.007     0.000150    24.021627     $26,928.24    169.2824%
1439                 0.000000    24.021627     $26,928.24    169.2824%
1440                 0.000000    24.021627     $26,928.24    169.2824%
1441                 0.000000    24.021627     $26,953.95    169.5395%
1442       0.022     0.000474    24.022100     $26,796.65    167.9665%
1443       0.265     0.005761    24.027862     $26,548.86    165.4886%
1444       0.029     0.000636    24.028498     $26,314.57    163.1457%
1445       0.006     0.000130    24.028628     $26,627.08    166.2708%
1446                 0.000000    24.028628     $26,627.08    166.2708%
1447                 0.000000    24.028628     $26,627.08    166.2708%
1448       0.554     0.012029    24.040657     $26,604.35    166.0435%
1449       0.049     0.001056    24.041713     $26,825.50    168.2550%
1450       0.213     0.004577    24.046290     $26,904.43    169.0443%
1451       0.024     0.000516    24.046806     $26,869.18    168.6918%
1452       0.046     0.000998    24.047804     $26,662.52    166.6252%
1453                 0.000000    24.047804     $26,662.52    166.6252%

     ------------------------------------------------------------------------------------------------------  ----------------------
                                                        AMERICAN HERITAGE GROWTH FUND, INC.                   STANDARD & POOR'S 500
     ------------------------------------------------------------------------------------------------------  ----------------------
                                                     TOTAL                MONTHLY     QUARTERLY    ANNUAL
                                      NUMBER      REDEEMABLE    RATE OF   RATE OF     RATE OF      RATE OF                 NUMBER
           DATE       PRICE/SHR      OF SHARES      VALUE       RETURN    RETURN       RETURN       RETURN   PRICE/SHR    OF SHARES
     ------------------------------------------------------------------------------------------------------------------------------
1454    17-May-98      0.160580     97,033.2991     $15,582    55.82%                                         1108.73
1455    18-May-98      0.159606     97,033.2991     $15,487    54.87%                                         1105.82
1456    19-May-98      0.160468     97,033.2991     $15,571    55.71%                                         1110.16
1457    20-May-98      0.161794     97,033.2991     $15,699    56.99%                                         1119.06
1458    21-May-98      0.163039     97,033.2991     $15,820    58.20%                                         1114.64
1459    22-May-98      0.163200     97,033.2991     $15,836    58.36%                                         1110.47
1460    23-May-98      0.163200     97,033.2991     $15,836    58.36%                                         1110.47
1461    24-May-98      0.163200     97,033.2991     $15,836    58.36%                                         1110.47
1462    25-May-98      0.163200     97,033.2991     $15,836    58.36%                                         1110.47
1463    26-May-98      0.157706     97,033.2991     $15,303    53.03%                                         1094.02
1464    27-May-98      0.153940     97,033.2991     $14,937    49.37%                                         1092.23
1465    28-May-98      0.156648     97,033.2991     $15,200    52.00%                                         1097.60
1466    29-May-98      0.158674     97,033.2991     $15,397    53.97%                                         1090.82
1467    30-May-98      0.158674     97,033.2991     $15,397    53.97%                                         1090.82
1468    31-May-98      0.158674     97,033.2991     $15,397    53.97%       1.87%                             1090.82
1469    01-Jun-98      0.153806     97,033.2991     $14,924    49.24%                                         1090.98
1470    02-Jun-98      0.152473     97,033.2991     $14,795    47.95%                                         1093.22
1471    03-Jun-98      0.154031     97,033.2991     $14,946    49.46%                                         1082.73
1472    04-Jun-98      0.154425     97,033.2991     $14,984    49.84%                                         1094.83
1473    05-Jun-98      0.155506     97,033.2991     $15,089    50.89%                                         1113.86
1474    06-Jun-98      0.155506     97,033.2991     $15,089    50.89%                                         1113.86
1475    07-Jun-98      0.155506     97,033.2991     $15,089    50.89%                                         1113.86
1476    08-Jun-98      0.156417     97,033.2991     $15,178    51.78%                                         1115.72
1477    09-Jun-98      0.156588     97,033.2991     $15,194    51.94%                                         1118.41
1478    10-Jun-98      0.152456     97,033.2991     $14,793    47.93%                                         1112.28
1479    11-Jun-98      0.148841     97,033.2991     $14,443    44.43%                                         1094.58
1480    12-Jun-98      0.147328     97,033.2991     $14,296    42.96%                                         1098.84
1481    13-Jun-98      0.147328     97,033.2991     $14,296    42.96%                                         1098.84
1482    14-Jun-98      0.147328     97,033.2991     $14,296    42.96%                                         1098.84
1483    15-Jun-98      0.144011     97,033.2991     $13,974    39.74%                                         1077.01
1484    16-Jun-98      0.146769     97,033.2991     $14,241    42.41%                                         1087.59
1485    17-Jun-98      0.149020     97,033.2991     $14,460    44.60%                                         1107.11
1486    18-Jun-98      0.147612     97,033.2991     $14,323    43.23%                                         1106.37
1487    19-Jun-98      0.146820     97,033.2991     $14,246    42.46%                                         1100.65
1488    20-Jun-98      0.146820     97,033.2991     $14,246    42.46%                                         1100.65
1489    21-Jun-98      0.146820     97,033.2991     $14,246    42.46%                                         1100.65
1490    22-Jun-98      0.147727     97,033.2991     $14,334    43.34%                                         1103.24
1491    23-Jun-98      0.147663     97,033.2991     $14,328    43.28%                                         1119.49
1492    24-Jun-98      0.148750     97,033.2991     $14,434    44.34%                                         1132.88
1493    25-Jun-98      0.146978     97,033.2991     $14,262    42.62%                                         1129.28
1494    26-Jun-98      0.147270     97,033.2991     $14,290    42.90%                                         1133.20
1495    27-Jun-98      0.147270     97,033.2991     $14,290    42.90%                                         1133.20
1496    28-Jun-98      0.147270     97,033.2991     $14,290    42.90%                                         1133.20
1497    29-Jun-98      0.148135     97,033.2991     $14,374    43.74%                                         1138.49
1498    30-Jun-98      0.150201     97,033.2991     $14,574    45.74%      -5.34%        0.93%                1133.84
1499    01-Jul-98      0.150653     97,033.2991     $14,618    46.18%                                         1148.56
1500    02-Jul-98      0.148118     97,033.2991     $14,372    43.72%                                         1146.42
1501    03-Jul-98      0.148118     97,033.2991     $14,372    43.72%                                         1146.42
1502    04-Jul-98      0.148118     97,033.2991     $14,372    43.72%                                         1146.42
1503    05-Jul-98      0.148118     97,033.2991     $14,372    43.72%                                         1146.42
1504    06-Jul-98      0.148542     97,033.2991     $14,414    44.14%                                         1157.31
1505    07-Jul-98      0.151036     97,033.2991     $14,656    46.56%                                         1154.66
1506    08-Jul-98      0.150488     97,033.2991     $14,602    46.02%                                         1166.37
1507    09-Jul-98      0.148797     97,033.2991     $14,438    44.38%                                         1158.56

     ------------------------------------------------------------------
                     STANDARD & POOR'S 500
     ------------------------------------------------------------------
                   INCR IN SHS    SH. PR.       TOTAL
             DIV/     DUE TO      BEFORE      REDEEMABLE     RATE OF
             SHARE    DIVIDEND      DIV           VALUE         RETURN
     ------------------------------------------------------------------
1454                  0.000000    24.047804     $26,662.52    166.6252%
1455        0.126     0.002740    24.050544     $26,595.57    165.9557%
1456        0.007     0.000152    24.050696     $26,700.12    167.0012%
1457        0.148     0.003181    24.053876     $26,917.73    169.1773%
1458        0.001     0.000022    24.053898     $26,811.44    168.1144%
1459        0.007     0.000152    24.054050     $26,711.30    167.1130%
1460        0.007     0.000152    24.054201     $26,711.47    167.1147%
1461        0.007     0.000152    24.054353     $26,711.64    167.1164%
1462        0.007     0.000152    24.054505     $26,711.81    167.1181%
1463        0.012     0.000264    24.054768     $26,316.40    163.1640%
1464        0.146     0.003215    24.057984     $26,276.85    162.7685%
1465        0.155     0.003397    24.061381     $26,409.77    164.0977%
1466        0.030     0.000662    24.062043     $26,247.36    162.4736%
1467        0.030     0.000662    24.062705     $26,248.08    162.4808%
1468        0.030     0.000662    24.063367     $26,248.80    162.4880%
1469        0.037     0.000816    24.064183     $26,253.54    162.5354%
1470        0.006     0.000132    24.064315     $26,307.59    163.0759%
1471        0.243     0.005401    24.069716     $26,061.00    160.6100%
1472        0.006     0.000132    24.069847     $26,352.39    163.5239%
1473        0.039     0.000843    24.070690     $26,811.38    168.1138%
1474        0.039     0.000843    24.071533     $26,812.32    168.1232%
1475        0.039     0.000843    24.072376     $26,813.26    168.1326%
1476        0.060     0.001295    24.073670     $26,859.48    168.5948%
1477        0.024     0.000517    24.074187     $26,924.81    169.2481%
1478        0.062     0.001342    24.075529     $26,778.73    167.7873%
1479        0.293     0.006445    24.081973     $26,359.65    163.5965%
1480        0.017     0.000373    24.082346     $26,462.65    164.6265%
1481        0.017     0.000373    24.082719     $26,463.05    164.6305%
1482        0.017     0.000373    24.083091     $26,463.46    164.6346%
1483        0.007     0.000157    24.083248     $25,937.90    159.3790%
1484        0.004     0.000089    24.083336     $26,192.80    161.9280%
1485        0.042     0.000914    24.084250     $26,663.91    166.6391%
1486        0.048     0.001045    24.085295     $26,647.25    166.4725%
1487        0.008     0.000175    24.085470     $26,509.67    165.0967%
1488        0.008     0.000175    24.085645     $26,509.87    165.0987%
1489        0.008     0.000175    24.085820     $26,510.06    165.1006%
1490        0.021     0.000458    24.086279     $26,572.95    165.7295%
1491        0.001     0.000022    24.086300     $26,964.37    169.6437%
1492        0.041     0.000872    24.087172     $27,287.88    172.8788%
1493                  0.000000    24.087172     $27,201.16    172.0116%
1494        0.187     0.003975    24.091147     $27,300.09    173.0009%
1495        0.187     0.003976    24.095122     $27,304.59    173.0459%
1496        0.187     0.003976    24.099098     $27,309.10    173.0910%
1497        0.012     0.000254    24.099352     $27,436.87    174.3687%
1498        0.098     0.002083    24.101435     $27,327.17    173.2717%
1499        0.039     0.000818    24.102254     $27,682.88    176.8288%
1500        0.001     0.000021    24.102275     $27,631.33    176.3133%
1501        0.001     0.000021    24.102296     $27,631.35    176.3135%
1502        0.001     0.000021    24.102317     $27,631.38    176.3138%
1503        0.001     0.000021    24.102338     $27,631.40    176.3140%
1504        0.168     0.003499    24.105836     $27,897.93    178.9793%
1505        0.015     0.000313    24.106150     $27,834.41    178.3441%
1506        0.296     0.006118    24.112267     $28,123.83    181.2383%
1507        0.015     0.000312    24.112579     $27,935.87    179.3587%

     ------------------------------------------------------------------------------------------------------  ----------------------
                                                        AMERICAN HERITAGE GROWTH FUND, INC.                   STANDARD & POOR'S 500
     ------------------------------------------------------------------------------------------------------  ----------------------
                                                     TOTAL                MONTHLY     QUARTERLY    ANNUAL
                                      NUMBER      REDEEMABLE    RATE OF   RATE OF     RATE OF      RATE OF                 NUMBER
           DATE       PRICE/SHR      OF SHARES      VALUE       RETURN    RETURN       RETURN       RETURN   PRICE/SHR    OF SHARES
     ------------------------------------------------------------------------------------------------------------------------------
1508    10-Jul-98      0.149042     97,033.2991     $14,462    44.62%                                         1164.33
1509    11-Jul-98      0.149042     97,033.2991     $14,462    44.62%                                         1164.33
1510    12-Jul-98      0.149042     97,033.2991     $14,462    44.62%                                         1164.33
1511    13-Jul-98      0.150618     97,033.2991     $14,615    46.15%                                         1165.19
1512    14-Jul-98      0.150793     97,033.2991     $14,632    46.32%                                         1177.58
1513    15-Jul-98      0.150595     97,033.2991     $14,613    46.13%                                         1174.81
1514    16-Jul-98      0.150402     97,033.2991     $14,594    45.94%                                         1183.99
1515    17-Jul-98      0.150455     97,033.2991     $14,599    45.99%                                         1186.75
1516    18-Jul-98      0.150455     97,033.2991     $14,599    45.99%                                         1186.75
1517    19-Jul-98      0.150455     97,033.2991     $14,599    45.99%                                         1186.75
1518    20-Jul-98      0.149534     97,033.2991     $14,510    45.10%                                         1184.10
1519    21-Jul-98      0.146130     97,033.2991     $14,179    41.79%                                         1165.07
1520    22-Jul-98      0.145782     97,033.2991     $14,146    41.46%                                         1164.08
1521    23-Jul-98      0.141217     97,033.2991     $13,703    37.03%                                         1139.75
1522    24-Jul-98      0.139513     97,033.2991     $13,537    35.37%                                         1140.80
1523    25-Jul-98      0.139513     97,033.2991     $13,537    35.37%                                         1140.80
1524    26-Jul-98      0.139513     97,033.2991     $13,537    35.37%                                         1140.80
1525    27-Jul-98      0.139513     97,033.2991     $13,537    35.37%                                         1147.27
1526    28-Jul-98      0.138137     97,033.2991     $13,404    34.04%                                         1130.24
1527    29-Jul-98      0.134185     97,033.2991     $13,020    30.20%                                         1125.21
1528    30-Jul-98      0.133531     97,033.2991     $12,957    29.57%                                         1142.95
1529    31-Jul-98      0.131300     97,033.2991     $12,740    27.40%     -12.58%                             1120.67
1530    01-Aug-98      0.131300     97,033.2991     $12,740    27.40%                                         1120.67
1531    02-Aug-98      0.131300     97,033.2991     $12,740    27.40%                                         1120.67
1532    03-Aug-98      0.129048     97,033.2991     $12,522    25.22%                                         1112.44
1533    04-Aug-98      0.123742     97,033.2991     $12,007    20.07%                                         1072.12
1534    05-Aug-98      0.122935     97,033.2991     $11,929    19.29%                                         1081.43
1535    06-Aug-98      0.129163     97,033.2991     $12,533    25.33%                                         1089.63
1536    07-Aug-98      0.129163     97,033.2991     $12,533    25.33%                                         1089.45
1537    08-Aug-98      0.129163     97,033.2991     $12,533    25.33%                                         1089.45
1538    09-Aug-98      0.131091     97,033.2991     $12,720    27.20%                                         1089.45
1539    10-Aug-98      0.130998     97,033.2991     $12,711    27.11%                                         1083.14
1540    11-Aug-98      0.126763     97,033.2991     $12,300    23.00%                                         1068.98
1541    12-Aug-98      0.128804     97,033.2991     $12,498    24.98%                                         1084.22
1542    13-Aug-98      0.126861     97,033.2991     $12,310    23.10%                                         1074.91
1543    14-Aug-98      0.125923     97,033.2991     $12,219    22.19%                                         1062.75
1544    15-Aug-98      0.125923     97,033.2991     $12,219    22.19%                                         1062.75
1545    16-Aug-98      0.125923     97,033.2991     $12,219    22.19%                                         1062.75
1546    17-Aug-98      0.125892     97,033.2991     $12,216    22.16%                                         1083.67
1547    18-Aug-98      0.127477     97,033.2991     $12,370    23.70%                                         1101.20
1548    19-Aug-98      0.125043     97,033.2991     $12,133    21.33%                                         1098.06
1549    20-Aug-98      0.122024     97,033.2991     $11,840    18.40%                                         1091.60
1550    21-Aug-98      0.119620     97,033.2991     $11,607    16.07%                                         1081.18
1551    22-Aug-98      0.119620     97,033.2991     $11,607    16.07%                                         1081.18
1552    23-Aug-98      0.119620     97,033.2991     $11,607    16.07%                                         1081.18
1553    24-Aug-98      0.116796     97,033.2991     $11,333    13.33%                                         1088.14
1554    25-Aug-98      0.115242     97,033.2991     $11,182    11.82%                                         1092.86
1555    26-Aug-98      0.111657     97,033.2991     $10,834     8.34%                                         1084.19
1556    27-Aug-98      0.107068     97,033.2991     $10,389     3.89%                                         1042.59
1557    28-Aug-98      0.104132     97,033.2991     $10,104     1.04%                                         1027.14
1558    29-Aug-98      0.104132     97,033.2991     $10,104     1.04%                                         1027.14
1559    30-Aug-98      0.104132     97,033.2991     $10,104     1.04%                                         1027.14
1560    31-Aug-98      0.094363     97,033.2991     $ 9,156    -8.44%     -28.13%                              957.28
1561    01-Sep-98      0.096406     97,033.2991     $ 9,355    -6.45%                                          994.24

     -----------------------------------------------------------------
                    STANDARD & POOR'S 500
     -----------------------------------------------------------------
                  INCR IN SHS    SH. PR.       TOTAL
            DIV/     DUE TO      BEFORE      REDEEMABLE     RATE OF
            SHARE    DIVIDEND      DIV           VALUE         RETURN
     -----------------------------------------------------------------
1508       0.002     0.000041    24.112621     $28,075.05    180.7505%
1509       0.002     0.000041    24.112662     $28,075.10    180.7510%
1510       0.002     0.000041    24.112704     $28,075.14    180.7514%
1511       0.048     0.000993    24.113697     $28,097.04    180.9704%
1512       0.016     0.000328    24.114025     $28,396.19    183.9619%
1513       0.005     0.000103    24.114127     $28,329.52    183.2952%
1514       0.023     0.000468    24.114596     $28,551.44    185.5144%
1515                 0.000000    24.114596     $28,618.00    186.1800%
1516                 0.000000    24.114596     $28,618.00    186.1800%
1517                 0.000000    24.114596     $28,618.00    186.1800%
1518        0.01     0.000204    24.114799     $28,554.33    185.5433%
1519       0.003     0.000062    24.114861     $28,095.50    180.9550%
1520       0.086     0.001782    24.116643     $28,073.70    180.7370%
1521       0.013     0.000275    24.116918     $27,487.26    174.8726%
1522                 0.000000    24.116918     $27,512.58    175.1258%
1523                 0.000000    24.116918     $27,512.58    175.1258%
1524                 0.000000    24.116918     $27,512.58    175.1258%
1525       0.001     0.000021    24.116939     $27,668.64    176.6864%
1526                 0.000000    24.116939     $27,257.93    172.5793%
1527       0.221     0.004737    24.121676     $27,141.95    171.4195%
1528       0.165     0.003482    24.125158     $27,573.85    175.7385%
1529                 0.000000    24.125158     $27,036.34    170.3634%
1530                 0.000000    24.125158     $27,036.34    170.3634%
1531                 0.000000    24.125158     $27,036.34    170.3634%
1532       0.037     0.000802    24.125961     $26,838.68    168.3868%
1533       0.026     0.000585    24.126546     $25,866.55    158.6655%
1534       0.155     0.003458    24.130004     $26,094.91    160.9491%
1535       0.095     0.002104    24.132107     $26,295.07    162.9507%
1536       0.003     0.000066    24.132174     $26,290.80    162.9080%
1537       0.003     0.000066    24.132240     $26,290.87    162.9087%
1538       0.003     0.000066    24.132307     $26,290.94    162.9094%
1539       0.066     0.001470    24.133777     $26,140.26    161.4026%
1540       0.209     0.004718    24.138496     $25,803.57    158.0357%
1541       0.202     0.004497    24.142993     $26,176.32    161.7632%
1542       0.025     0.000562    24.143555     $25,952.15    159.5215%
1543       0.055     0.001249    24.144804     $25,659.89    156.5989%
1544       0.055     0.001250    24.146054     $25,661.22    156.6122%
1545       0.055     0.001250    24.147303     $25,662.55    156.6255%
1546       0.032     0.000713    24.148016     $26,168.48    161.6848%
1547       0.113     0.002478    24.150494     $26,594.52    165.9452%
1548       0.068     0.001496    24.151990     $26,520.33    165.2033%
1549       0.065     0.001438    24.153428     $26,365.88    163.6588%
1550       0.018     0.000402    24.153830     $26,114.64    161.1464%
1551       0.018     0.000402    24.154232     $26,115.07    161.1507%
1552       0.018     0.000402    24.154634     $26,115.51    161.1551%
1553       0.005     0.000111    24.154745     $26,283.74    162.8374%
1554       0.003     0.000066    24.154812     $26,397.83    163.9783%
1555       0.087     0.001938    24.156750     $26,190.51    161.9051%
1556       0.097     0.002247    24.158997     $25,187.93    151.8793%
1557       0.151     0.003552    24.162549     $24,818.32    148.1832%
1558       0.151     0.003552    24.166101     $24,821.97    148.2197%
1559       0.151     0.003553    24.169654     $24,825.62    148.2562%
1560       0.019     0.000480    24.170133     $23,137.59    131.3759%
1561       0.042     0.001021    24.171155     $24,031.93    140.3193%

     ------------------------------------------------------------------------------------------------------  ----------------------
                                                        AMERICAN HERITAGE GROWTH FUND, INC.                   STANDARD & POOR'S 500
     ------------------------------------------------------------------------------------------------------  ----------------------
                                                     TOTAL                MONTHLY     QUARTERLY    ANNUAL
                                      NUMBER      REDEEMABLE    RATE OF   RATE OF     RATE OF      RATE OF                 NUMBER
           DATE       PRICE/SHR      OF SHARES      VALUE       RETURN    RETURN       RETURN       RETURN   PRICE/SHR    OF SHARES
     ------------------------------------------------------------------------------------------------------------------------------
1562    02-Sep-98      0.099707     97,033.2991     $ 9,675    -3.25%                                          990.47
1563    03-Sep-98      0.097661     97,033.2991     $ 9,476    -5.24%                                          982.26
1564    04-Sep-98      0.098508     97,033.2991     $ 9,559    -4.41%                                          973.89
1565    05-Sep-98      0.098508     97,033.2991     $ 9,559    -4.41%                                          973.89
1566    06-Sep-98      0.098508     97,033.2991     $ 9,559    -4.41%                                          973.89
1567    07-Sep-98      0.098508     97,033.2991     $ 9,559    -4.41%                                          973.89
1568    08-Sep-98      0.103494     97,033.2991     $10,042     0.42%                                         1023.46
1569    09-Sep-98      0.101863     97,033.2991     $ 9,884    -1.16%                                         1006.20
1570    10-Sep-98      0.098428     97,033.2991     $ 9,551    -4.49%                                          980.19
1571    11-Sep-98      0.099626     97,033.2991     $ 9,667    -3.33%                                         1009.06
1572    12-Sep-98      0.099626     97,033.2991     $ 9,667    -3.33%                                         1009.06
1573    13-Sep-98      0.099626     97,033.2991     $ 9,667    -3.33%                                         1009.06
1574    14-Sep-98      0.103805     97,033.2991     $10,073     0.73%                                         1029.72
1575    15-Sep-98      0.103419     97,033.2991     $10,035     0.35%                                         1037.68
1576    16-Sep-98      0.104660     97,033.2991     $10,156     1.56%                                         1045.48
1577    17-Sep-98      0.102546     97,033.2991     $ 9,950    -0.50%                                         1018.87
1578    18-Sep-98      0.102703     97,033.2991     $ 9,966    -0.34%                                         1020.09
1579    19-Sep-98      0.102703     97,033.2991     $ 9,966    -0.34%                                         1020.09
1580    20-Sep-98      0.102703     97,033.2991     $ 9,966    -0.34%                                         1020.09
1581    21-Sep-98      0.102264     97,033.2991     $ 9,923    -0.77%                                         1023.89
1582    22-Sep-98      0.104050     97,033.2991     $10,096     0.96%                                         1029.63
1583    23-Sep-98      0.107577     97,033.2991     $10,439     4.39%                                         1066.09
1584    24-Sep-98      0.108438     97,033.2991     $10,522     5.22%                                         1042.72
1585    25-Sep-98      0.109383     97,033.2991     $10,614     6.14%                                         1044.75
1586    26-Sep-98      0.109383     97,033.2991     $10,614     6.14%                                         1044.75
1587    27-Sep-98      0.109383     97,033.2991     $10,614     6.14%                                         1044.75
1588    28-Sep-98      0.108419     97,033.2991     $10,520     5.20%                                         1048.69
1589    29-Sep-98      0.108051     97,033.2991     $10,485     4.85%                                         1049.02
1590    30-Sep-98      0.103704     97,033.2991     $10,063     0.63%       9.90%      -30.96%                1017.01
1591    01-Oct-98      0.100848     97,033.2991     $ 9,786    -2.14%                                          986.39
1592    02-Oct-98      0.099878     97,033.2991     $ 9,691    -3.09%                                         1002.60
1593    03-Oct-98      0.099878     97,033.2991     $ 9,691    -3.09%                                         1002.60
1594    04-Oct-98      0.099878     97,033.2991     $ 9,691    -3.09%                                         1002.60
1595    05-Oct-98      0.097998     97,033.2991     $ 9,509    -4.91%                                          988.56
1596    06-Oct-98      0.100010     97,033.2991     $ 9,704    -2.96%                                          984.59
1597    07-Oct-98      0.094958     97,033.2991     $ 9,214    -7.86%                                          970.68
1598    08-Oct-98      0.091716     97,033.2991     $ 8,900   -11.00%                                          959.44
1599    09-Oct-98      0.096234     97,033.2991     $ 9,338    -6.62%                                          984.39
1600    10-Oct-98      0.096234     97,033.2991     $ 9,338    -6.62%                                          984.39
1601    11-Oct-98      0.096234     97,033.2991     $ 9,338    -6.62%                                          984.39
1602    12-Oct-98      0.098350     97,033.2991     $ 9,543    -4.57%                                          997.71
1603    13-Oct-98      0.101380     97,033.2991     $ 9,837    -1.63%                                          994.80
1604    14-Oct-98      0.104569     97,033.2991     $10,147     1.47%                                         1005.53
1605    15-Oct-98      0.107415     97,033.2991     $10,423     4.23%                                         1047.49
1606    16-Oct-98      0.108580     97,033.2991     $10,536     5.36%                                         1056.42
1607    17-Oct-98      0.108580     97,033.2991     $10,536     5.36%                                         1056.42
1608    18-Oct-98      0.108580     97,033.2991     $10,536     5.36%                                         1056.42
1609    19-Oct-98      0.110205     97,033.2991     $10,694     6.94%                                         1062.39
1610    20-Oct-98      0.111490     97,033.2991     $10,818     8.18%                                         1063.93
1611    21-Oct-98      0.113109     97,033.2991     $10,975     9.75%                                         1069.92
1612    22-Oct-98      0.117609     97,033.2991     $11,412    14.12%                                         1078.48
1613    23-Oct-98      0.118452     97,033.2991     $11,494    14.94%                                         1070.67
1614    24-Oct-98      0.118452     97,033.2991     $11,494    14.94%                                         1070.67
1615    25-Oct-98      0.118452     97,033.2991     $11,494    14.94%                                         1070.67

     ------------------------------------------------------------------
                     STANDARD & POOR'S 500
     ------------------------------------------------------------------
                   INCR IN SHS    SH. PR.       TOTAL
             DIV/     DUE TO      BEFORE      REDEEMABLE     RATE OF
             SHARE    DIVIDEND      DIV           VALUE         RETURN
     ------------------------------------------------------------------
1562        0.235     0.005735    24.176889     $23,946.48    139.4648%
1563         0.02     0.000492    24.177382     $23,748.47    137.4847%
1564        0.046     0.001142    24.178524     $23,547.22    135.4722%
1565        0.046     0.001142    24.179666     $23,548.33    135.4833%
1566        0.046     0.001142    24.180808     $23,549.45    135.4945%
1567        0.046     0.001142    24.181950     $23,550.56    135.5056%
1568         0.06     0.001418    24.183368     $24,750.71    147.5071%
1569        0.061     0.001466    24.184834     $24,334.78    143.3478%
1570        0.018     0.000444    24.185278     $23,706.17    137.0617%
1571        0.292     0.006999    24.192276     $24,411.46    144.1146%
1572        0.292     0.007001    24.199277     $24,418.52    144.1852%
1573        0.292     0.007003    24.206280     $24,425.59    144.2559%
1574        0.199     0.004678    24.210958     $24,930.51    149.3051%
1575        0.006     0.000140    24.211098     $25,123.37    151.2337%
1576        0.071     0.001644    24.212742     $25,313.94    153.1394%
1577         0.07     0.001664    24.214406     $24,671.33    146.7133%
1578        0.004     0.000095    24.214501     $24,700.97    147.0097%
1579        0.004     0.000095    24.214596     $24,701.07    147.0107%
1580        0.004     0.000095    24.214691     $24,701.16    147.0116%
1581        0.021     0.000497    24.215187     $24,793.69    147.9369%
1582        0.002     0.000047    24.215234     $24,932.73    149.3273%
1583        0.035     0.000795    24.216029     $25,816.47    158.1647%
1584        0.002     0.000046    24.216076     $25,250.59    152.5059%
1585                  0.000000    24.216076     $25,299.75    152.9975%
1586                  0.000000    24.216076     $25,299.75    152.9975%
1587                  0.000000    24.216076     $25,299.75    152.9975%
1588        0.329     0.007597    24.223673     $25,403.12    154.0312%
1589        0.018     0.000416    24.224088     $25,411.55    154.1155%
1590        0.065     0.001548    24.225637     $24,637.71    146.3771%
1591        0.016     0.000393    24.226030     $23,896.31    138.9631%
1592        0.056     0.001353    24.227383     $24,290.37    142.9037%
1593        0.056     0.001353    24.228736     $24,291.73    142.9173%
1594        0.056     0.001353    24.230089     $24,293.09    142.9309%
1595                  0.000000    24.230089     $23,952.90    139.5290%
1596        0.051     0.001255    24.231344     $23,857.94    138.5794%
1597         0.29     0.007239    24.238584     $23,527.91    135.2791%
1598        0.025     0.000632    24.239215     $23,256.07    132.5607%
1599                  0.000000    24.239215     $23,860.84    138.6084%
1600                  0.000000    24.239215     $23,860.84    138.6084%
1601                  0.000000    24.239215     $23,860.84    138.6084%
1602                  0.000000    24.239215     $24,183.71    141.8371%
1603        0.062     0.001511    24.240726     $24,114.67    141.1467%
1604        0.016     0.000386    24.241112     $24,375.17    143.7517%
1605        0.003     0.000069    24.241181     $25,392.39    153.9239%
1606         0.01     0.000229    24.241411     $25,609.11    156.0911%
1607         0.01     0.000229    24.241640     $25,609.35    156.0935%
1608         0.01     0.000229    24.241870     $25,609.60    156.0960%
1609                  0.000000    24.241870     $25,754.32    157.5432%
1610                  0.000000    24.241870     $25,791.65    157.9165%
1611        0.073     0.001654    24.243524     $25,938.63    159.3863%
1612        0.026     0.000584    24.244108     $26,146.79    161.4679%
1613         0.01     0.000226    24.244334     $25,957.68    159.5768%
1614         0.01     0.000226    24.244561     $25,957.92    159.5792%
1615         0.01     0.000226    24.244787     $25,958.17    159.5817%

     ------------------------------------------------------------------------------------------------------  ----------------------
                                       AMERICAN HERITAGE GROWTH FUND, INC.                                   STANDARD & POOR'S 500
     ------------------------------------------------------------------------------------------------------  ----------------------
                                                     TOTAL                MONTHLY     QUARTERLY    ANNUAL
                                      NUMBER      REDEEMABLE    RATE OF   RATE OF     RATE OF      RATE OF                 NUMBER
           DATE       PRICE/SHR      OF SHARES      VALUE       RETURN    RETURN       RETURN       RETURN   PRICE/SHR    OF SHARES
     ------------------------------------------------------------------------------------------------------  ----------------------
1616    26-Oct-98      0.120152     97,033.2991     $11,659    16.59%                                         1072.32
1617    27-Oct-98      0.121877     97,033.2991     $11,826    18.26%                                         1065.34
1618    28-Oct-98      0.120553     97,033.2991     $11,698    16.98%                                         1068.09
1619    29-Oct-98      0.122141     97,033.2991     $11,852    18.52%                                         1085.93
1620    30-Oct-98      0.125253     97,033.2991     $12,154    21.54%                                         1098.67
1621    31-Oct-98      0.125253     97,033.2991     $12,154    21.54%      20.78%                             1098.67
1622    01-Nov-98      0.125253     97,033.2991     $12,154    21.54%                                         1098.67
1623    02-Nov-98      0.128464     97,033.2991     $12,465    24.65%                                         1111.60
1624    03-Nov-98      0.128322     97,033.2991     $12,452    24.52%                                         1110.84
1625    04-Nov-98      0.130503     97,033.2991     $12,663    26.63%                                         1118.67
1626    05-Nov-98      0.130535     97,033.2991     $12,666    26.66%                                         1133.85
1627    06-Nov-98      0.131730     97,033.2991     $12,782    27.82%                                         1141.01
1628    07-Nov-98      0.131730     97,033.2991     $12,782    27.82%                                         1141.01
1629    08-Nov-98      0.131730     97,033.2991     $12,782    27.82%                                         1141.01
1630    09-Nov-98      0.130340     97,033.2991     $12,647    26.47%                                         1130.20
1631    10-Nov-98      0.129250     97,033.2991     $12,542    25.42%                                         1128.26
1632    11-Nov-98      0.128704     97,033.2991     $12,489    24.89%                                         1120.97
1633    12-Nov-98      0.127202     97,033.2991     $12,343    23.43%                                         1117.69
1634    13-Nov-98      0.128608     97,033.2991     $12,479    24.79%                                         1125.72
1635    14-Nov-98      0.128608     97,033.2991     $12,479    24.79%                                         1125.72
1636    15-Nov-98      0.128608     97,033.2991     $12,479    24.79%                                         1125.72
1637    16-Nov-98      0.130091     97,033.2991     $12,623    26.23%                                         1135.86
1638    17-Nov-98      0.130318     97,033.2991     $12,645    26.45%                                         1139.32
1639    18-Nov-98      0.130054     97,033.2991     $12,620    26.20%                                         1144.48
1640    19-Nov-98      0.132153     97,033.2991     $12,823    28.23%                                         1152.61
1641    20-Nov-98      0.131071     97,033.2991     $12,718    27.18%                                         1163.55
1642    21-Nov-98      0.131071     97,033.2991     $12,718    27.18%                                         1163.55
1643    22-Nov-98      0.131071     97,033.2991     $12,718    27.18%                                         1163.55
1644    23-Nov-98      0.132057     97,033.2991     $12,814    28.14%                                         1188.21
1645    24-Nov-98      0.130802     97,033.2991     $12,692    26.92%                                         1182.99
1646    25-Nov-98      0.132983     97,033.2991     $12,904    29.04%                                         1186.87
1647    26-Nov-98      0.132983     97,033.2991     $12,904    29.04%                                         1186.87
1648    27-Nov-98      0.133368     97,033.2991     $12,941    29.41%                                         1192.29
1649    28-Nov-98      0.133368     97,033.2991     $12,941    29.41%                                         1192.29
1650    29-Nov-98      0.133368     97,033.2991     $12,941    29.41%                                         1192.29
1651    30-Nov-98      0.131783     97,033.2991     $12,787    27.87%       5.21%                             1163.63
1652    01-Dec-98      0.129892     97,033.2991     $12,604    26.04%                                         1175.28
1653    02-Dec-98      0.131133     97,033.2991     $12,724    27.24%                                         1171.25
1654    03-Dec-98      0.129741     97,033.2991     $12,589    25.89%                                         1150.14
1655    04-Dec-98      0.131957     97,033.2991     $12,804    28.04%                                         1176.74
1656    05-Dec-98      0.131957     97,033.2991     $12,804    28.04%                                         1176.74
1657    06-Dec-98      0.131957     97,033.2991     $12,804    28.04%                                         1176.74
1658    07-Dec-98      0.131823     97,033.2991     $12,791    27.91%                                         1187.70
1659    08-Dec-98      0.131137     97,033.2991     $12,725    27.25%                                         1181.38
1660    09-Dec-98      0.129689     97,033.2991     $12,584    25.84%                                         1183.49
1661    10-Dec-98      0.127771     97,033.2991     $12,398    23.98%                                         1165.02
1662    11-Dec-98      0.126865     97,033.2991     $12,310    23.10%                                         1166.46
1663    12-Dec-98      0.126865     97,033.2991     $12,310    23.10%                                         1166.46
1664    13-Dec-98      0.126865     97,033.2991     $12,310    23.10%                                         1166.46
1665    14-Dec-98      0.122670     97,033.2991     $11,903    19.03%                                         1141.20
1666    15-Dec-98      0.122468     97,033.2991     $11,883    18.83%                                         1162.83
1667    16-Dec-98      0.121333     97,033.2991     $11,773    17.73%                                         1161.94
1668    17-Dec-98      0.121666     97,033.2991     $11,806    18.06%                                         1179.98
1669    18-Dec-98      0.122708     97,033.2991     $11,907    19.07%                                         1188.03

     ------------------------------------------------------------------
                     STANDARD & POOR'S 500
     ------------------------------------------------------------------
                   INCR IN SHS    SH. PR.       TOTAL
             DIV/     DUE TO      BEFORE      REDEEMABLE     RATE OF
             SHARE    DIVIDEND      DIV           VALUE         RETURN
     ------------------------------------------------------------------
1616                  0.000000    24.244787     $25,998.17    159.9817%
1617                  0.000000    24.244787     $25,828.94    158.2894%
1618        0.207     0.004699    24.249486     $25,900.63    159.0063%
1619         0.14     0.003126    24.252612     $26,336.64    163.3664%
1620        0.006     0.000132    24.252745     $26,645.76    166.4576%
1621        0.006     0.000132    24.252877     $26,645.91    166.4591%
1622        0.006     0.000132    24.253010     $26,646.05    166.4605%
1623        0.004     0.000087    24.253097     $26,959.74    169.5974%
1624         0.03     0.000655    24.253752     $26,942.04    169.4204%
1625        0.161     0.003491    24.257243     $27,135.85    171.3585%
1626        0.095     0.002032    24.259275     $27,506.38    175.0638%
1627        0.105     0.002232    24.261507     $27,682.62    176.8262%
1628        0.105     0.002233    24.263740     $27,685.17    176.8517%
1629        0.105     0.002233    24.265973     $27,687.72    176.8772%
1630        0.177     0.003800    24.269773     $27,429.70    174.2970%
1631        0.196     0.004216    24.273989     $27,387.37    173.8737%
1632                  0.000000    24.273989     $27,210.41    172.1041%
1633        0.117     0.002541    24.276530     $27,133.64    171.3364%
1634        0.054     0.001165    24.277695     $27,329.89    173.2989%
1635        0.054     0.001165    24.278859     $27,331.20    173.3120%
1636        0.054     0.001165    24.280024     $27,332.51    173.3251%
1637        0.026     0.000556    24.280580     $27,579.34    175.7934%
1638        0.016     0.000341    24.280921     $27,663.74    176.6374%
1639        0.139     0.002949    24.283870     $27,792.40    177.9240%
1640         0.71     0.014959    24.298828     $28,007.07    180.0707%
1641        0.003     0.000063    24.298891     $28,272.97    182.7297%
1642        0.003     0.000063    24.298954     $28,273.05    182.7305%
1643        0.003     0.000063    24.299016     $28,273.12    182.7312%
1644         0.19     0.003886    24.302902     $28,876.95    188.7695%
1645         0.79     0.016229    24.319131     $28,769.29    187.6929%
1646        0.106     0.002172    24.321303     $28,866.23    188.6623%
1647        0.106     0.002172    24.323476     $28,868.80    188.6880%
1648        0.198     0.004039    24.327515     $29,005.45    190.0545%
1649        0.198     0.004040    24.331555     $29,010.27    190.1027%
1650        0.198     0.004041    24.335595     $29,015.09    190.1509%
1651        0.005     0.000105    24.335700     $28,317.75    183.1775%
1652        0.035     0.000725    24.336425     $28,602.11    186.0211%
1653        0.274     0.005693    24.342118     $28,510.71    185.1071%
1654        0.029     0.000614    24.342732     $27,997.55    179.9755%
1655        0.006     0.000124    24.342856     $28,645.21    186.4521%
1656        0.006     0.000124    24.342980     $28,645.36    186.4536%
1657        0.006     0.000124    24.343104     $28,645.50    186.4550%
1658        0.018     0.000369    24.343473     $28,912.74    189.1274%
1659        0.071     0.001463    24.344936     $28,760.62    187.6062%
1660        0.091     0.001872    24.346808     $28,814.20    188.1420%
1661        0.029     0.000606    24.347414     $28,365.22    183.6522%
1662        0.238     0.004968    24.352382     $28,406.08    184.0608%
1663        0.238     0.004969    24.357351     $28,411.88    184.1188%
1664        0.238     0.004970    24.362320     $28,417.67    184.1767%
1665        0.005     0.000107    24.362427     $27,802.40    178.0240%
1666         0.01     0.000210    24.362637     $28,329.60    183.2960%
1667        0.042     0.000881    24.363517     $28,308.95    183.0895%
1668        0.081     0.001672    24.365190     $28,750.44    187.5044%
1669        0.006     0.000123    24.365313     $28,946.72    189.4672%

     ------------------------------------------------------------------------------------------------------  ----------------------
                                       AMERICAN HERITAGE GROWTH FUND, INC.                                   STANDARD & POOR'S 500
     ------------------------------------------------------------------------------------------------------  ----------------------
                                                     TOTAL                MONTHLY     QUARTERLY    ANNUAL
                                      NUMBER      REDEEMABLE    RATE OF   RATE OF     RATE OF      RATE OF                 NUMBER
           DATE       PRICE/SHR      OF SHARES      VALUE       RETURN    RETURN       RETURN       RETURN   PRICE/SHR    OF SHARES
     ------------------------------------------------------------------------------------------------------  ----------------------
1670    19-Dec-98      0.122708     97,033.2991     $11,907    19.07%                                         1188.03
1671    20-Dec-98      0.122708     97,033.2991     $11,907    19.07%                                         1188.03
1672    21-Dec-98      0.122839     97,033.2991     $11,919    19.19%                                         1202.84
1673    22-Dec-98      0.122177     97,033.2991     $11,855    18.55%                                         1203.57
1674    23-Dec-98      0.123835     97,033.2991     $12,016    20.16%                                         1228.54
1675    24-Dec-98      0.124388     97,033.2991     $12,070    20.70%                                         1226.27
1676    25-Dec-98      0.124388     97,033.2991     $12,070    20.70%                                         1226.27
1677    26-Dec-98      0.124388     97,033.2991     $12,070    20.70%                                         1226.27
1678    27-Dec-98      0.124388     97,033.2991     $12,070    20.70%                                         1226.27
1679    28-Dec-98      0.122363     97,033.2991     $11,873    18.73%                                         1225.49
1680    29-Dec-98      0.122010     97,033.2991     $11,839    18.39%                                         1241.81
1681    30-Dec-98      0.132378     97,033.2991     $12,845    28.45%                                         1231.93
1682    31-Dec-98      0.124621     97,033.2991     $12,092    20.92%      -5.43%       20.17%      -13.02%   1229.23
1683    01-Jan-99      0.124621     97,033.2991     $12,092    20.92%                                         1229.23
1684    02-Jan-99      0.124621     97,033.2991     $12,092    20.92%                                         1229.23
1685    03-Jan-99      0.124621     97,033.2991     $12,092    20.92%                                         1229.23
1686    04-Jan-99      0.127443     97,033.2991     $12,366    23.66%                                         1228.10
1687    05-Jan-99      0.130221     97,033.2991     $12,636    26.36%                                         1244.78
1688    06-Jan-99      0.135405     97,033.2991     $13,139    31.39%                                         1272.34
1689    07-Jan-99      0.136873     97,033.2991     $13,281    32.81%                                         1269.73
1690    08-Jan-99      0.135256     97,033.2991     $13,124    31.24%                                         1275.09
1691    09-Jan-99      0.135256     97,033.2991     $13,124    31.24%                                         1275.09
1692    10-Jan-99      0.135256     97,033.2991     $13,124    31.24%                                         1275.09
1693    11-Jan-99      0.135190     97,033.2991     $13,118    31.18%                                         1263.88
1694    12-Jan-99      0.132631     97,033.2991     $12,870    28.70%                                         1239.51
1695    13-Jan-99      0.131879     97,033.2991     $12,797    27.97%                                         1234.40
1696    14-Jan-99      0.131414     97,033.2991     $12,752    27.52%                                         1212.19
1697    15-Jan-99      0.133984     97,033.2991     $13,001    30.01%                                         1243.26
1698    16-Jan-99      0.133984     97,033.2991     $13,001    30.01%                                         1243.26
1699    17-Jan-99      0.133984     97,033.2991     $13,001    30.01%                                         1243.26
1700    18-Jan-99      0.133984     97,033.2991     $13,001    30.01%                                         1243.26
1701    19-Jan-99      0.138431     97,033.2991     $13,432    34.32%                                         1252.00
1702    20-Jan-99      0.136299     97,033.2991     $13,226    32.26%                                         1256.62
1703    21-Jan-99      0.134961     97,033.2991     $13,096    30.96%                                         1235.16
1704    22-Jan-99      0.135885     97,033.2991     $13,185    31.85%                                         1225.19
1705    23-Jan-99      0.135885     97,033.2991     $13,185    31.85%                                         1225.19
1706    24-Jan-99      0.135885     97,033.2991     $13,185    31.85%                                         1225.19
1707    25-Jan-99      0.136775     97,033.2991     $13,272    32.72%                                         1233.98
1708    26-Jan-99      0.137049     97,033.2991     $13,298    32.98%                                         1252.31
1709    27-Jan-99      0.136012     97,033.2991     $13,198    31.98%                                         1243.17
1710    28-Jan-99      0.135821     97,033.2991     $13,179    31.79%                                         1265.37
1711    29-Jan-99      0.134563     97,033.2991     $13,057    30.57%                                         1279.64
1712    30-Jan-99      0.134563     97,033.2991     $13,057    30.57%                                         1279.64
1713    31-Jan-99      0.134563     97,033.2991     $13,057    30.57%       7.98%                     7.98%   1279.64
1714    01-Feb-99      0.134095     97,033.2991     $13,012    30.12%                                         1273.00
1715    02-Feb-99      0.133706     97,033.2991     $12,974    29.74%                                         1261.99
1716    03-Feb-99      0.134024     97,033.2991     $13,005    30.05%                                         1272.07
1717    04-Feb-99      0.133433     97,033.2991     $12,947    29.47%                                         1248.49
1718    05-Feb-99      0.130082     97,033.2991     $12,622    26.22%                                         1239.40
1719    06-Feb-99      0.130082     97,033.2991     $12,622    26.22%                                         1239.40
1720    07-Feb-99      0.130082     97,033.2991     $12,622    26.22%                                         1239.40
1721    08-Feb-99      0.129884     97,033.2991     $12,603    26.03%                                         1243.77
1722    09-Feb-99      0.130205     97,033.2991     $12,634    26.34%                                         1216.14
1723    10-Feb-99      0.130330     97,033.2991     $12,646    26.46%                                         1223.55

     ------------------------------------------------------------------
                     STANDARD & POOR'S 500
     ------------------------------------------------------------------
                   INCR IN SHS    SH. PR.       TOTAL
             DIV/     DUE TO      BEFORE      REDEEMABLE     RATE OF
             SHARE    DIVIDEND      DIV           VALUE         RETURN
     ------------------------------------------------------------------
1670        0.006     0.000123    24.365436     $28,946.87    189.4687%
1671        0.006     0.000123    24.365559     $28,947.01    189.4701%
1672        0.026     0.000527    24.366085     $29,308.50    193.0850%
1673         0.02     0.000405    24.366490     $29,326.78    193.2678%
1674        0.007     0.000139    24.366629     $29,935.38    199.3538%
1675        0.022     0.000437    24.367066     $29,880.60    198.8060%
1676        0.022     0.000437    24.367504     $29,881.14    198.8114%
1677        0.022     0.000437    24.367941     $29,881.67    198.8167%
1678        0.022     0.000437    24.368378     $29,882.21    198.8221%
1679                  0.000000    24.368378     $29,863.20    198.6320%
1680        0.353     0.006927    24.375305     $30,269.50    202.6950%
1681        0.035     0.000693    24.375997     $30,029.52    200.2952%
1682        0.011     0.000218    24.376216     $29,963.98    199.6398%
1683        0.011     0.000218    24.376434     $29,964.24    199.6424%
1684        0.011     0.000218    24.376652     $29,964.51    199.6451%
1685        0.011     0.000218    24.376870     $29,964.78    199.6478%
1686        0.038     0.000754    24.377624     $29,938.16    199.3816%
1687        0.052     0.001018    24.378643     $30,346.05    203.4605%
1688        0.283     0.005422    24.384065     $31,024.82    210.2482%
1689        0.077     0.001479    24.385544     $30,963.06    209.6306%
1690                  0.000000    24.385544     $31,093.76    210.9376%
1691                  0.000000    24.385544     $31,093.76    210.9376%
1692                  0.000000    24.385544     $31,093.76    210.9376%
1693                  0.000000    24.385544     $30,820.40    208.2040%
1694                  0.000000    24.385544     $30,226.13    202.2613%
1695        0.077     0.001521    24.387065     $30,103.39    201.0339%
1696        0.017     0.000342    24.387407     $29,562.17    195.6217%
1697        0.017     0.000333    24.387740     $30,320.30    203.2030%
1698        0.017     0.000333    24.388074     $30,320.72    203.2072%
1699        0.017     0.000333    24.388407     $30,321.13    203.2113%
1700        0.017     0.000333    24.388741     $30,321.55    203.2155%
1701        0.010     0.000195    24.388936     $30,534.95    205.3495%
1702        0.071     0.001378    24.390314     $30,649.36    206.4936%
1703        0.006     0.000118    24.390432     $30,126.09    201.2609%
1704        0.010     0.000199    24.390631     $29,883.16    198.8316%
1705        0.010     0.000199    24.390830     $29,883.40    198.8340%
1706        0.010     0.000199    24.391029     $29,883.65    198.8365%
1707        0.005     0.000099    24.391128     $30,098.16    200.9816%
1708        0.005     0.000097    24.391225     $30,545.38    205.4538%
1709        0.173     0.003394    24.394620     $30,326.66    203.2666%
1710        0.133     0.002564    24.397184     $30,871.46    208.7146%
1711                  0.000000    24.397184     $31,219.61    212.1961%
1712                  0.000000    24.397184     $31,219.61    212.1961%
1713                  0.000000    24.397184     $31,219.61    212.1961%
1714                  0.000000    24.397184     $31,057.62    210.5762%
1715        0.052     0.001005    24.398189     $30,790.27    207.9027%
1716        0.164     0.003146    24.401335     $31,040.21    210.4021%
1717        0.098     0.001915    24.403250     $30,467.21    204.6721%
1718        0.027     0.000532    24.403782     $30,246.05    202.4605%
1719                  0.000000    24.403782     $30,246.05    202.4605%
1720                  0.000000    24.403782     $30,246.05    202.4605%
1721        0.199     0.003905    24.407686     $30,357.55    203.5755%
1722        0.017     0.000341    24.408027     $29,683.58    196.8358%
1723        0.238     0.004748    24.412775     $29,870.25    198.7025%

     ------------------------------------------------------------------------------------------------------  ----------------------
                                       AMERICAN HERITAGE GROWTH FUND, INC.                                   STANDARD & POOR'S 500
     ------------------------------------------------------------------------------------------------------  ----------------------
                                                     TOTAL                MONTHLY     QUARTERLY    ANNUAL
                                      NUMBER      REDEEMABLE    RATE OF   RATE OF     RATE OF      RATE OF                 NUMBER
           DATE       PRICE/SHR      OF SHARES      VALUE       RETURN    RETURN       RETURN       RETURN   PRICE/SHR    OF SHARES
     ------------------------------------------------------------------------------------------------------  ----------------------
1724    11-Feb-99      0.129688     97,033.2991     $12,584    25.84%                                         1254.04
1725    12-Feb-99      0.128484     97,033.2991     $12,467    24.67%                                         1230.13
1726    13-Feb-99      0.128484     97,033.2991     $12,467    24.67%                                         1230.13
1727    14-Feb-99      0.128484     97,033.2991     $12,467    24.67%                                         1230.13
1728    15-Feb-99      0.128484     97,033.2991     $12,467    24.67%                                         1230.13
1729    16-Feb-99      0.130022     97,033.2991     $12,616    26.16%                                         1241.87
1730    17-Feb-99      0.128807     97,033.2991     $12,499    24.99%                                         1224.03
1731    18-Feb-99      0.129672     97,033.2991     $12,583    25.83%                                         1237.28
1732    19-Feb-99      0.132068     97,033.2991     $12,815    28.15%                                         1239.19
1733    20-Feb-99      0.132068     97,033.2991     $12,815    28.15%                                         1239.19
1734    21-Feb-99      0.132068     97,033.2991     $12,815    28.15%                                         1239.19
1735    22-Feb-99      0.132604     97,033.2991     $12,867    28.67%                                         1272.14
1736    23-Feb-99      0.131933     97,033.2991     $12,802    28.02%                                         1271.18
1737    24-Feb-99      0.130638     97,033.2991     $12,676    26.76%                                         1253.41
1738    25-Feb-99      0.129846     97,033.2991     $12,599    25.99%                                         1245.02
1739    26-Feb-99      0.128452     97,033.2991     $12,464    24.64%                                         1238.33
1740    27-Feb-99      0.128452     97,033.2991     $12,464    24.64%                                         1238.33
1741    28-Feb-99      0.128452     97,033.2991     $12,464    24.64%      -1.85%                             1238.33
1742    01-Mar-99      0.128952     97,033.2991     $12,513    25.13%                                         1236.16
1743    02-Mar-99      0.128647     97,033.2991     $12,483    24.83%                                         1225.50
1744    03-Mar-99      0.127748     97,033.2991     $12,396    23.96%                                         1227.70
1745    04-Mar-99      0.128018     97,033.2991     $12,422    24.22%                                         1246.64
1746    05-Mar-99      0.129048     97,033.2991     $12,522    25.22%                                         1275.47
1747    06-Mar-99      0.129048     97,033.2991     $12,522    25.22%                                         1275.47
1748    07-Mar-99      0.129048     97,033.2991     $12,522    25.22%                                         1275.47
1749    08-Mar-99      0.129863     97,033.2991     $12,601    26.01%                                         1282.73
1750    09-Mar-99      0.129695     97,033.2991     $12,585    25.85%                                         1279.84
1751    10-Mar-99      0.131316     97,033.2991     $12,742    27.42%                                         1286.84
1752    11-Mar-99      0.133120     97,033.2991     $12,917    29.17%                                         1297.68
1753    12-Mar-99      0.133128     97,033.2991     $12,918    29.18%                                         1294.59
1754    13-Mar-99      0.133128     97,033.2991     $12,918    29.18%                                         1294.59
1755    14-Mar-99      0.133128     97,033.2991     $12,918    29.18%                                         1294.59
1756    15-Mar-99      0.132704     97,033.2991     $12,877    28.77%                                         1307.26
1757    16-Mar-99      0.131621     97,033.2991     $12,772    27.72%                                         1306.36
1758    17-Mar-99      0.131036     97,033.2991     $12,715    27.15%                                         1297.82
1759    18-Mar-99      0.132488     97,033.2991     $12,856    28.56%                                         1316.55
1760    19-Mar-99      0.131567     97,033.2991     $12,766    27.66%                                         1299.29
1761    20-Mar-99      0.131567     97,033.2991     $12,766    27.66%                                         1299.29
1762    21-Mar-99      0.131567     97,033.2991     $12,766    27.66%                                         1299.29
1763    22-Mar-99      0.131277     97,033.2991     $12,738    27.38%                                         1297.01
1764    23-Mar-99      0.129372     97,033.2991     $12,553    25.53%                                         1262.14
1765    24-Mar-99      0.129678     97,033.2991     $12,583    25.83%                                         1268.59
1766    25-Mar-99      0.129302     97,033.2991     $12,547    25.47%                                         1289.99
1767    26-Mar-99      0.129116     97,033.2991     $12,529    25.29%                                         1282.80
1768    27-Mar-99      0.129116     97,033.2991     $12,529    25.29%                                         1282.80
1769    28-Mar-99      0.129116     97,033.2991     $12,529    25.29%                                         1282.80
1770    29-Mar-99      0.131730     97,033.2991     $12,782    27.82%                                         1310.17
1771    30-Mar-99      0.129792     97,033.2991     $12,594    25.94%                                         1300.75
1772    31-Mar-99      0.130378     97,033.2991     $12,651    26.51%      -1.28%        3.81%                1286.37

     -----------------------------------------------------------------
                    STANDARD & POOR'S 500
     -----------------------------------------------------------------
                  INCR IN SHS    SH. PR.       TOTAL
            DIV/     DUE TO      BEFORE      REDEEMABLE     RATE OF
            SHARE    DIVIDEND      DIV           VALUE         RETURN
     -----------------------------------------------------------------
1724       0.097     0.001888    24.414663     $30,616.96    206.1696%
1725       0.037     0.000734    24.415398     $30,034.11    200.3411%
1726                 0.000000    24.415398     $30,034.11    200.3411%
1727                 0.000000    24.415398     $30,034.11    200.3411%
1728                 0.000000    24.415398     $30,034.11    200.3411%
1729       0.006     0.000118    24.415516     $30,320.90    203.2090%
1730       0.145     0.002892    24.418408     $29,888.86    198.8886%
1731       0.095     0.001875    24.420283     $30,214.73    202.1473%
1732       0.004     0.000079    24.420362     $30,261.47    202.6147%
1733                 0.000000    24.420362     $30,261.47    202.6147%
1734                 0.000000    24.420362     $30,261.47    202.6147%
1735       0.028     0.000537    24.420899     $31,066.80    210.6680%
1736       0.021     0.000403    24.421303     $31,043.87    210.4387%
1737       0.123     0.002397    24.423699     $30,612.91    206.1291%
1738       0.164     0.003217    24.426916     $30,412.00    204.1200%
1739       0.031     0.000611    24.427528     $30,249.34    202.4934%
1740                 0.000000    24.427528     $30,249.34    202.4934%
1741                 0.000000    24.427528     $30,249.34    202.4934%
1742       0.035     0.000692    24.428220     $30,197.19    201.9719%
1743       0.018     0.000359    24.428578     $29,937.22    199.3722%
1744       0.275     0.005472    24.434050     $29,997.68    199.9768%
1745       0.167     0.003273    24.437323     $30,464.54    204.6454%
1746       0.022     0.000422    24.437745     $31,169.61    211.6961%
1747                 0.000000    24.437745     $31,169.61    211.6961%
1748                 0.000000    24.437745     $31,169.61    211.6961%
1749       0.075     0.001429    24.439174     $31,348.86    213.4886%
1750       0.003     0.000057    24.439231     $31,278.31    212.7831%
1751       0.079     0.001500    24.440731     $31,451.31    214.5131%
1752       0.304     0.005726    24.446457     $31,723.68    217.2368%
1753       0.013     0.000245    24.446702     $31,648.46    216.4846%
1754                 0.000000    24.446702     $31,648.46    216.4846%
1755                 0.000000    24.446702     $31,648.46    216.4846%
1756       0.018     0.000337    24.447039     $31,958.64    219.5864%
1757       0.007     0.000131    24.447170     $31,936.81    219.3681%
1758       0.073     0.001375    24.448545     $31,729.81    217.2981%
1759       0.043     0.000799    24.449344     $32,188.78    221.8878%
1760       0.003     0.000056    24.449400     $31,766.86    217.6686%
1761                 0.000000    24.449400     $31,766.86    217.6686%
1762                 0.000000    24.449400     $31,766.86    217.6686%
1763       0.020     0.000377    24.449777     $31,711.61    217.1161%
1764       0.008     0.000155    24.449932     $30,859.24    208.5924%
1765       0.019     0.000366    24.450298     $31,017.40    210.1740%
1766       0.014     0.000265    24.450564     $31,540.98    215.4098%
1767                 0.000000    24.450564     $31,365.18    213.6518%
1768                 0.000000    24.450564     $31,365.18    213.6518%
1769                 0.000000    24.450564     $31,365.18    213.6518%
1770       0.185     0.003452    24.454016     $32,038.92    220.3892%
1771       0.095     0.001786    24.455802     $31,810.88    218.1088%
1772       0.015     0.000285    24.456087     $31,459.58    214.5958%

                        PROCEDURES FOR BUYING FUND SHARES

The minimum investment requirements for the Fund are:

------------------------------------------------------------------------------------------------------------------------
                                                           Opening the Account                  Adding to the Account
------------------------------------------------------------------------------------------------------------------------
Regular Accounts                                                 $1,000                                 $500
------------------------------------------------------------------------------------------------------------------------
IRAs, Custodian Accounts and Keogh Accounts                        500                                   500
------------------------------------------------------------------------------------------------------------------------

We may change these minimum investment amounts at any time and we can refuse any purchase order that might adversely affect our operations.

Once we accept your order to purchase, the purchase price will be the next calculated NAV per share. You pay no sales load for buying Fund shares.

You may buy Fund shares in any of these ways:

BY TELEPHONE

Call *_______* to buy shares of the Fund. We must receive your payment within three business days of your order. To meet this deadline, you may send a check by overnight mail or wire payment, or you may make an electronic transfer through your bank.

BY MAIL

Mail your application and check to:

                        American Heritage Growth Fund, Inc.
                        Location 0367
                        Cincinnati, OH 45264-0367

If you purchase additional shares of the Fund, you must send a completed investment slip together with a check that has your account number on it.

THROUGH CERTAIN BROKER-DEALERS

Shares of the Fund may be purchased through certain registered broker-dealers. We impose no sales load or service charge, but the broker-dealers may make a charge to investors for their services. The charge and services may vary in amount among broker-dealers, some of which may impose higher initial or subsequent investment requirements than those established by us.

BY COURIER

Deliver your application and check to:

                        American Heritage Growth Fund, Inc.
                        c/o Firstar Bank, N.A.
                        425 Walnut Street
                        Mutual Fund Custodian Department
                        Cincinnati, OH 45202

If you purchase additional shares of the Fund, you must send a completed investment slip together with a check that has your account number on it.


                      PROCEDURES FOR REDEEMING FUND SHARES

Any shareholder may redeem his or her shares by making a written request directly to our Transfer Agent, American Data Services, Inc., 150 Motor Parkway, Suite 109, Hauppauge, New York 11788. Redemptions may be made by telephone upon the request of certain financial institutions who are holders of record of shares issued by the Fund, within our sole discretion. We have instructed our Transfer Agent to confirm the authenticity of any such request for redemption by telecopier and telephone. Proceeds of redemptions made by telephone will be sent only to the respective financial institution making the request. In the event that a telephone redemption which is honored by us is unauthorized or fraudulent, we could sustain losses.

The redemption price will be the NAV next determined by the Fund following receipt of a proper request. There is no redemption charge imposed by us.

Payment for shares redeemed will normally be made within seven days after receipt of a proper written request. Payment will not be mailed before clearance of the purchaser's check. The determination of the NAV may be suspended and the right of redemption may be suspended or the payment date postponed when: (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or the Exchange is closed for other than customary weekend and holiday closings; (b) when an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for us fairly to determine the value of its net assets; or (c) when the Securities and Exchange Commission by Order so permits for the protection of the shareholders of the Fund.

All requests for redemption of shares must be signed by all registered owners exactly as registered, including fiduciary titles, if any, with signatures guaranteed by a member of a national securities exchange or a United States commercial bank or a foreign bank having a New York City correspondent.

                             DISTRIBUTIONS AND TAXES

We intend to distribute as dividends our net investment income, if any, and distribute any net capital gains that we realize once a year. Your distributions will be reinvested in the Fund unless you instruct us otherwise in writing. There are no fees or sales charges on reinvestments. Dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the Fund and whether you reinvest your distributions or take them in cash.

The tax status of your dividends and distributions will be detailed in your annual tax statement from the Fund. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Except in tax-advantaged accounts, any redemption, sale or exchange of Fund shares may generate a tax liability.

                              SHAREHOLDER SERVICES

We offer the following shareholder services. For further details, please write or call us.

EXCHANGE PRIVILEGE

A shareholder of the Fund has the privilege of exchanging shares of the Fund for shares of The American Heritage Fund, Inc. (AHF) by written notice to our Transfer Agent subject to the following:

       - Shares of AHF must be eligible for sale in the state of residence of the shareholder.

       - Shareholders may only exchange between accounts that are registered in the same name, address, and have the same taxpayer identification number.

       - A shareholder must have received a current Prospectus of AHF before the exchange.

       - Both the Fund and AHF reserve the right to temporarily or permanently terminate the exchange privilege.

Exchanges may have tax consequences and you may wish to consult with your tax advisor before making any exchange.

AUTOMATIC WITHDRAWAL PLAN

With an Automatic Withdrawal Plan, a shareholder can arrange for automatic distributions to be made monthly or quarterly in amounts not less than $1,000. An Automatic Withdrawal Plan may neither be opened nor maintained by a shareholder holding shares of the Fund having a value of less than $50,000.

IRA AND KEOGH PLANS

A prototype defined contribution retirement plan and individual retirement account is available. Certain charges are imposed by Firstar Bank, N.A. and American Data Services, Inc. and shareholders should carefully review all documents provided in connection with such plan or account.

                          CUSTODIAN AND TRANSFER AGENT

Firstar Bank, N.A. 425 Walnut Street, Cincinnati, Ohio 45202 is the Custodian of the portfolio securities and monies of the Fund.

American Data Services, 150 Motor Parkway, Hauppauge, New York 11788 is our Transfer Agent.

Neither the Custodian nor the Transfer Agent performs any managerial or policy-making functions for the Fund.

PROSPECTUS

                       AMERICAN HERITAGE GROWTH FUND, INC.

                                   ----------

Our Statement of Additional Information (SAI) includes additional information about us. Additional information about our investments is available in our annual and semi-annual reports to shareholders. The SAI and the annual and semi-annual reports are available, without charge, upon request. You may call us at 800-828-5050 to request the SAI; to request our annual report, to request our semi-annual report; to request other information about us; and to make shareholder inquiries.

The SAI, including the annual report, is incorporated by reference into this prospectus.

Information about us, including the SAI, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about us are available on the Commission's Internet site at http:/www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

                                     , 1999


                     Our Investment Company Act of 1940 file number is 811-8386.

                                     PART B

                       AMERICAN HERITAGE GROWTH FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

       This Statement of Additional Information, which is not a prospectus, relates to the prospectus of American Heritage Growth Fund, Inc dated *_______*, 1999 as it may be revised from time to time. To obtain a free copy of the prospectus, please write to us at 1370 Avenue of the Americas, New York, NY 10019 or call us at 1-800-828-5050.

       Our most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information unless the information has been previously delivered in a shareholder report. The shareholder reports are available, without charge, upon request by calling us at 1-800-828-5050. The financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

                                 *_______*, 1999

                                TABLE OF CONTENTS

DESCRIPTION OF THE FUND                                     B-3

CERTAIN INVESTMENTS, TECHNIQUES AND RISKS                   B-3

CERTAIN INVESTMENT RESTRICTIONS                             B-6

MANAGEMENT                                                  B-7

BROKERAGE ALLOCATIONS AND OTHER PRACTICES                   B-9

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES         B-10

DIVIDENDS, DISTRIBUTIONS AND TAXES                          B-11

INVESTMENT ADVISORY AND OTHER SERVICES                      B-12

RETURNS                                                     B-14

CUSTODIAN                                                   B-14

INDEPENDENT ACCOUNTANTS                                     B-14

TRANSFER AGENT                                              B-14

INFORMATION ABOUT THE FUND                                  B-15

FINANCIAL STATEMENTS                                        B-16

                             DESCRIPTION OF THE FUND

       The Fund is a New York Corporation having been formed on February 14, 1994. The Fund is an open-end, management investment company, known as a mutual fund. Because the Fund is a diversified investment company, at least 75% of the value of our total assets will be represented by cash and cash items, Government securities and other securities limited in respect to any one issuer to an amount not greater in value than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of any one issuer. The foregoing limitation is applied solely at the time of the purchase of a particular security.

                    CERTAIN INVESTMENTS, TECHNIQUES AND RISKS

       Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities may be subordinate to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

       Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

       There can be no assurance of current income from convertible securities because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

       The Fund may purchase high yield debt securities which are not investment grade, including securities referred to as "junk bonds." An economic downturn or increase in interest rates is likely to have an adverse effect on the high yield securities market. The widespread expansion of government, consumer and corporate debt within the United States economy has made the corporate sector, especially cyclically sensitive industries, more vulnerable to economic downturns or increased interest rates. The prices of high yield securities have been found to be less sensitive to interest rate changes than are those of higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect the ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In periods of economic uncertainty and change, increased volatility of market prices of high yield securities can be expected. To the extent that there is no established retail secondary market, there may be thin trading of high yield securities. In the absence of readily available market quotations, the valuation of high yield securities held by the Fund will be determined by the Fund's Board of Directors. The fulfillment of such responsibility may become difficult and judgment will play a greater role in valuation because there may be less reliable, objective data available.

       The Fund may purchase securities issued by companies organized in foreign countries. The foreign countries may have either developed or emerging markets. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Because evidences of ownership of foreign securities usually are held outside the United States, the Fund will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal, interest and dividends on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Moreover, foreign securities held by the Fund may trade on days when the Fund does not calculate its net asset value and thus affect the Fund's net asset value on days when investors cannot purchase or redeem shares of the Fund. Developing countries have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of developed countries. The markets of developing countries may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many developing countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries. Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

       When the Fund believes that a temporary defensive position is desirable, the Fund may invest in debt securities, including securities of the United States Government and its instrumentalities, or retain cash or cash equivalents. Temporary defensive positions may be desirable during times of generally falling prices of equity securities or during times when the Fund believes that falling prices will shortly occur. Debt securities and cash equivalents may include short-term commercial paper, certificates of deposit, time deposits and repurchase agreements.

       The Fund may invest in securities issued by other investment companies to the extent consistent with its investment objective. Under the Investment Company Act of 1940 (the "1940 Act"), the Fund's investment in such securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company, (b) 5% of the Fund's total assets with respect to any one investment company and (c) 10% of the Fund's total assets in the aggregate. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.

       The Fund may enter into repurchase agreements as a money market alternative with respect to its otherwise uninvested cash. There is no limitation on the amount of repurchase agreements which may be entered into by the Fund. In connection with a repurchase agreement, the Fund will acquire a security and simultaneously agree to resell it at a higher price. A repurchase agreement, therefore, involves a loan by the Fund to the seller who agrees to pay the resale price to the Fund. The loan is collateralized by the value of the underlying security. All repurchase agreements entered into by the Fund will be fully collateralized by securities issued by the United States Government. Delays or losses could result if the other party to the repurchase agreement defaults or becomes insolvent.

       The Fund may write covered call options. A call option permits its holder to purchase the securities of an issuer at a predetermined price. A call option is considered to be "covered" if, at the time the option is written, the Fund owns the securities (or securities convertible into the securities without additional consideration) against which the call option is written and will continue to own those securities during the time that the Fund is obligated under the option. The Fund anticipates that most of the options written by the Fund will be for a duration of not more than nine months. Through the receipt of the option premium, the Fund may mitigate the effect of a price decline. Because the Fund must be prepared to deliver the securities which are the subject of the call option at a predetermined price even if their value has increased, the Fund will relinquish some ability to participate in price increases in those securities.

       Although the Fund may not invest in securities as to which a liquid trading market does not exist, certain securities held by the Fund may become illiquid. As to these securities, the Fund will be subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected. In addition, the presence of illiquid securities held by the Fund could adversely affect the Fund's ability to make cash redemptions.

       The Fund may borrow money from banks for temporary or defensive reasons. The Fund's net asset value per share may be subject to greater fluctuation during any time that the Fund has borrowed money.

                         CERTAIN INVESTMENT RESTRICTIONS

       The Fund's investment objective is a fundamental policy. Fundamental policies cannot be changed without approval by the holders of the lesser of (a) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding securities of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Fund. In addition, the Fund has adopted investment restrictions numbered 1 through 16 as fundamental policies. The other investment restrictions are not fundamental policies and may be changed by the Fund without shareholder approval. The Fund may not:

1. Issue any of its securities (a) for services, or (b) for property other than cash or securities (including securities of which the Fund is the issuer), except as a dividend or distribution to its security holders or in connection with a reorganization;

2. Issue senior securities, except that the Fund may establish additional series of shares and borrow from any bank;

3.     Invest in companies for the purpose of exercising control or management;

4. Purchase or sell commodities or commodity contracts, including futures contracts;

5. Borrow money except from banks and only for temporary or emergency purposes, but not in amounts exceeding 33 1/3% of the Fund's net assets. Any borrowings in excess of that amount will be reduced within three business days to comply with such limitation.

6. Loan money to other persons, except that the Fund may (a) enter into repurchase agreements, (b) invest in debentures, bonds or similar governmental or corporate obligations of types commonly distributed publicly or privately to financial institutions and (c) purchase debt securities which are convertible into equity securities of an issuer without regard to whether such debt securities are types commonly distributed publicly or privately to financial institutions.

7. Invest in oil, gas and other mineral leases, but the Fund shall not be prohibited from investing in marketable securities of companies investing in such leases.

8. Invest in real estate or real estate mortgage loans, but the Fund shall not be prohibited-from investing in marketable securities of companies engaged in real estate activities or investments other than real estate limited partnerships.

9.     Make short sales.

10.    Invest in illiquid securities.

11.    Underwrite securities issued by others.

12. Invest more than 25% of the value of its total assets in securities of companies engaged in a particular industry.

13.    Purchase options written by others.

14. Invest more than 5% of the value of the Fund's net assets in high yield debt securities which are not investment grade, including securities referred to as "junk bonds."

15. Invest more than 35% of the value of its total assets in securities issued by foreign companies.

16. Acquire time deposits if more than 10% of the value of the Fund's net assets will be invested in time deposits or the time deposits cannot be liquidated within seven days.

17. Purchase securities (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result of such purchase, more than 5% of the value of the Fund's total assets would be represented by issuers that, including predecessors, have then been in continuous operation for less than three years.

18. Purchase securities of other investment companies unless purchased without the payment of any fee or charge other than regular brokerage commissions. In addition, the Fund will not purchase securities of any other open-end investment company other than for the purpose of seeking a return on the Fund's uninvested cash balance.

19.    Purchase warrants.

All of the foregoing percentages are applicable only at the time of investment. A later increase or decrease in percentage resulting from a change in values or net assets will not constitute a violation of any restriction.

                                   MANAGEMENT

       The Fund's Board of Directors is responsible for the management of the Fund. The following table sets forth certain information with respect to each member of the Fund's Board of Directors and each officer of the Fund. The Fund does not have an advisory board.

Name and Address                Age     Positions Held With the Fund      Principal Occupation(s) During the Past Five Years
----------------                ---     ----------------------------      --------------------------------------------------
Heiko H. Thieme*                56       Chairman of the Board of        Chairman of the Board of Directors, Chief Executive
1370 Avenue of the Americas              Directors, Chief Executive      Officer and Secretary of the Fund and The American
New York, NY                             Officer and Secretary           Heritage Fund, Inc. Chief Executive Officer of American
                                                                         Heritage Management Corporation and Thieme Associates,
                                                                         Inc. (investment advisor). Chief Executive Officer of
                                                                         Thieme Securities, Inc. (broker-dealer) and Thieme
                                                                         Consulting, Inc. Chief Executive Officer of Thieme Fonds
                                                                         International (foreign investment company) and The
                                                                         Global Opportunity Fund Limited (foreign investment
                                                                         company) and their respective investment advisors.

John O. Koehler                 66       Director                        Chief Executive Officer of Koehler International, Ltd.
One Strawberry Hill Avenue                                               (consultant on public affairs, risk analysis,
Stamford, CT                                                             communications, planning and crisis management)

Eugene Sarver                   56       Director                        Sole proprietor of Sarver International (financial and
241 W. 97th St.                                                          economic consulting) and Associate of Intercap
New York, NY                                                             Investments, Inc. since  1996.  Prior to that time,
                                                                         Associate Professor of Finance of Lubin School of
                                                                         Business - Graduate Division, Pace University.

* An "interested person" as defined in the Investment Company Act of 1940.

       Dr. Sarver and Mr. Thieme have served as members of the Board of Directors since February 1990. Mr. Koehler became a member of the Board of Directors in May 1997. Each of the Fund's Directors is also a member of the Board of Directors of The American Heritage Fund, Inc. (AHF).

       Thieme Consulting, Inc., which is wholly owned by Mr. Thieme, has provided consulting services to companies whose securities are held by the Fund for compensation. Similar arrangements may be made with other companies whose securities may become held by the Fund.

       During the fiscal year ended January 31, 1999, no compensation was paid by the Fund to its officers or Directors.

       From time to time, the Fund, AHF, two foreign investment companies and other clients of affiliated persons of American Heritage Management Corporation, the Fund's investment advisor, (AHMC) may hold securities issued by the same company. When the Fund and those investors are engaged in the purchase or sale of the same security, the prices and amounts will be allocated in a manner considered by management to be fair to each of them.

                    BROKERAGE ALLOCATIONS AND OTHER PRACTICES

       AHMC places orders with brokers and dealers for the purchase and sale of securities for the Fund's portfolio. In performing this service, AHMC is required to place orders with the primary objective of obtaining the most favorable price and a reasonable execution for the Fund. Subject to this consideration, the brokers selected include those that supplement AHMC's research with statistical data, investment information, economic facts and opinions or provide quotation services. Information so received is in addition to and not in lieu of services required to be performed by AHMC and AHMC's fee is not reduced as a consequence of the receipt of supplemental information. Such information may be useful to AHMC in serving both the Fund and AHF and, conversely, supplemental information obtained by the placement of orders for AHF maybe useful to AHMC in carrying out its obligation to the Fund. Brokers may also be selected based upon their sales of shares of the Fund. Normally, over-the-counter transactions will be executed on a principal basis with a broker-dealer who makes a market in or is otherwise a traditional source of the security traded except in those cases in which the Fund can obtain a better price or execution on an agency basis. Transactions executed on an agency basis involve the payment of a brokerage commission.

       Section 28(e) of the Securities Exchange Act of 1934 permits an investment advisor, under certain circumstances, to cause an account to pay a broker or dealer which supplies brokerage and research services a commission for effecting a securities transaction in excess of the amount of the commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities and the availability of securities or purchasers or sellers of securities, (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and (c) effecting securities transactions and performing functions incidental thereto, such as clearance, settlement and custody.

       AHMC may cause the Fund to incur brokerage commissions in an amount higher than the lowest available rate in return for such services. Research services so received by AHMC may be used by AHMC for the benefit of the Fund or any other client of AHMC. AHMC is of the opinion that the continued receipt of supplemental investment research services from broker-dealers will be essential to its provision of portfolio management services to the Fund. AHMC has represented that such commissions will not be paid by the Fund unless (a) AHMC determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction,
(b) such payment is made in compliance with Section 28(e) and other applicable state and federal laws, and (c) in the opinion of AHMC, the total commissions paid by the Fund are reasonable in relation to the benefits to the Fund over the long term. The overall reasonableness of brokerage commissions paid is evaluated by AHMC based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

       It is anticipated that a substantial portion of the Fund's portfolio transactions will be allocated to Thieme Securities, Inc. (TSI). Heiko H. Thieme is the Chief Executive Officer and sole shareholder of TSI. Except for executing portfolio transactions, TSI is not in any other respect associated with the Fund or responsible for any investment advice or other service provided to the Fund by Mr. Thieme personally or AHMC.

       During the fiscal years ended January 31, 1997, 1998 and 1999, the Fund paid brokerage commissions of $320, $20,271 and $9,256, respectively, to TSI. During the fiscal year ended January 31, 1999, the commissions paid by the Fund to TSI represented approximately 71% of the total brokerage commissions paid by the Fund that year. During the same year, approximately 76% of the Fund's aggregate dollar transactions involving the payment of brokerage commissions was effected through TSI.

       Richard K. Parker is a Managing Director of Bear, Stearns & Co. Inc.
(BSI). Prior to December 31, 1998, Mr. Parker owned 10% of the outstanding capital stock of AHMC. During the fiscal years ended January 31 1997, 1998 and 1999 during the time Mr. Parker held his shares of AHMC, the Fund paid brokerage commissions of $115,346, $600 and $2915, respectively to BSI. From June 1, 1998 until December 30, 1998, the commissions paid by the Fund to BSI represented approximately 52% of the total brokerage commissions paid by the Fund during that period. During the same period, approximately 52% of the Fund's aggregate dollar transactions involving the payment of brokerage commissions was effected through BSI.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

       On August 31, 1999, National Financial Services, Inc., P.O. Box 3908, Church Street Station, New York, NY owned of record approximately 12% of the shares of the Fund's outstanding capital stock. On the same date, Nelson O. Charles, 6411 Coachlight Road, Crystal Lake, IL 0012 owned of record approximately 6% of the shares of the Fund's outstanding capital stock.

       On August 31, 1999, the Fund's officers and directors as a group owned approximately 4% of the Fund's equity securities.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

       The Fund believes that for the fiscal year ended January 31, 1999 it qualified as a

"regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to continue to so qualify if qualification is in the best interests of its shareholders. Qualification relieves the Fund of any liability for Federal income taxes to the extent its net investment income and net realized capital gains are distributed in accordance with the applicable provisions of the Code. To qualify as a regulated investment company, the Fund must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders, and meet certain asset diversification and other requirements. If the Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

       If you elect to receive dividends and distributions in cash, and your dividend and distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest the dividend or distribution and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

       Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the aggregate net asset value of his shares below the cost of the investment. Such a dividend or distribution would be a return of investment in an economic sense, although taxable. In addition, the Code provides that if a shareholder holds shares of a Fund for six months or less and has received a capital gain distribution with respect to the shares, any loss incurred on the sale of the shares will be treated as long-term capital loss to the extent of the capital gain distribution received.

       Depending upon the composition of the Fund's income, if any, the entire amount or a portion of the dividends from net investment income may qualify for the dividends received deduction allowable to qualifying U.S. corporate shareholders. In general, dividend income from the Fund distributed to qualifying corporate shareholders will be eligible for the dividends received deduction only to the extent that the Fund's income consists of dividends paid by U.S. corporations. However, Section 246(c) of the Code provides that if a qualifying corporate shareholder has disposed of Fund shares not held for less than 46 days, which 46 days generally must be during the 90-day period commencing 45 days before the shares become ex-divided, and has received a dividend from net investment income with respect to such shares, the portion designated by the Fund as qualifying for the dividends received deduction will not be eligible for such shareholder's dividends received deduction. In addition, the Code provides other limitations with respect to the ability of a qualifying corporate shareholder to claim the dividends received deduction in connection with holding Fund shares.

       Ordinarily, gains or losses realized from portfolio transactions will be treated as capital gains or losses. However, a portion of the gain or loss realized from the disposition of certain non-U.S. dollar denominated securities (including debt instruments) may be treated as ordinary income or loss under
Section 988 of the Code. In addition, all or a portion of the gain realized from the disposition of certain market discount bonds will be treated as ordinary income under

Section 1276 of the Code. Finally, all or a portion of the gains realized from engaging in "conversion transactions" may be treated as ordinary income under
Section 1258 of the Code. "Conversion transactions" include certain transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

       Under Section 1256 of the Code, any gain or loss realized by the Fund from certain options transactions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of the options as well as from closing transactions. In addition, any such option remaining unexercised at the end of the Fund's taxable year will be treated as sold for its then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.

       Offsetting positions held by the Fund involving certain futures options transactions may be considered, for tax purposes, to constitute straddles. Straddles are defined to include offsetting positions in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, overrides or modifies the provisions of Sections 988 and 1256 of the Code. As such, all or a portion of any short or long-term capital gain from certain "straddle" and/or conversion transactions may be recharacterized as ordinary income.

       If the Fund were treated as entering into straddles by reason of its engaging in certain options transactions, such straddles could be characterized as mixed straddles if the options transactions comprising a part of such straddles were governed by Section 1256 of the Code. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results to the Fund may differ. If no election is made, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be recharacterized as short-term capital gain or ordinary income.

                     INVESTMENT ADVISORY AND OTHER SERVICES

       Heiko H. Thieme may be deemed to control AHMC by virtue of his record and beneficial ownership of 90% of the outstanding capital stock thereof. Mr. Thieme is the Chairman of the Board of Directors and the Chief Executive Officer of AHMC. See "Management."

       In connection with the Fund's Investment Advisory Agreement with AHMC, AHMC provides the Fund with continuous investment advice. AHMC bears the expenses of the Fund's trading operations. All other expenses of the Fund are borne by the Fund. The Fund pays AHMC a fee which, on an annual basis, amounts to one and one-quarter percent (1.25%) of the first $100 million of the value of average daily net assets of the Fund and one percent (1%) of the value of any additional net assets.

       During the fiscal years ended January 31, 1997 and 1998 and 1999, the Fund incurred investment advisory fees to AHMC of $51,874, $20,098 and $12,200, respectively. Such fees were not paid, however, pursuant to the prior agreement by AHMC to decrease the investment advisory fee or, if necessary, to reimburse the Fund if and to the extent that the Fund's aggregate annual operating expenses exceed specified percentages of the Fund's net assets as described in the Fund's Prospectus. In addition, AHMC reimbursed the Fund $31,128, $124,827 and $87,810 for the respective fiscal years ended January 31, 1997,1998 and 1999 in connection with such prior agreement. The agreement to reimburse the Fund terminated on July 18, 1999.

       During the Fund's fiscal year ended January 31, 1999, AHMC provided office space and administrative personnel utilized by the Fund for which it will not be reimbursed. AHMC is under no obligation to provide offices space or personnel in the future without reimbursement.

       The Fund has entered into an agreement with American Data Services, Inc. to maintain certain books, records and other documents that the Fund is required to keep and calculate the Fund's daily net asset value. The Fund has agreed to pay a monthly fee ranging from 1/12th of .1% to 1/12th of .009% of the Fund's monthly net assets, depending on the amount of such assets. American Data Services, Inc. is also the Fund's transfer agent.

                                     RETURNS

       Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result. Total return is calculated by subtracting the amount of the Fund's net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.

       Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., the Dow Jones Industrial Average, Morningstar, Inc., Standard & Poor's 500 Composite Stock Price Index and other industry publications. From time to time, advertising materials for the Fund may provide historical information about the Fund, AHMC and Heiko H. Thieme.

       From time to time, advertising materials for the Fund may refer to or discuss current or past business, political, economic or financial conditions, such as any U.S. monetary or fiscal policies. In addition, from time to time, advertising materials for the Fund may include information concerning retirement and investing for retirement.

                                    CUSTODIAN

       Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio is the Fund's Custodian. The Custodian maintains custody of the Fund's cash and securities.

                             INDEPENDENT ACCOUNTANTS

       Mathieson Aitken Jemison, LLP are the Fund's independent certified public accountants. The financial statements included herein have been examined by such firm to the extent set forth in their report.

                                 TRANSFER AGENT

       American Data Services, Inc., 150 Motor Parkway, Suite 109, Hauppauge, New York 11788 is the Fund's transfer agent. The transfer agent maintains the Fund's capital stock records, effects issuances and transfers of capital stock, handles all correspondence with respect to shareholder accounts and processes redemptions.

                           INFORMATION ABOUT THE FUND

       Each Fund share has one vote, and when issued and paid for in accordance with the terms of the offering, is fully paid and nonassessable. Fund shares are of one class and have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

       The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Funds' performance and its shareholders. Accordingly, if the Fund determines that an investor is following a market timing strategy or is otherwise engaging in excessive trading, the Fund, with or without prior notice, may temporarily or permanently reject in whole or part any purchase, with respect to such investor's account.

       The Fund sends annual and semi-annual financial statements to all its shareholders.

                              FINANCIAL STATEMENTS

       The Fund's most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information. The financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

       (a)    Certificate of Incorporation.*

       (b)    By-Laws.**

       (c)    Specimen Common Stock Certificate.*

       (d)    Amended Form of Investment Advisory Agreement by and between the
              Registrant and American Heritage Management Corporation.**

       (e)    Not Applicable.

       (f)    Not Applicable.

       (g)    Custodian Agreement of April 28, 1994 by and between the
              Registrant and Star Bank, N.A.*

       (h)    (1)   Form of Shareholder Servicing Agent Agreement by and between the Registrant and American Data Services, Inc.**

              (2)   Form of Fund Accounting Service Agreement by and between the
                    Registrant and American Data Services, Inc.**

       (i)    Not applicable.

       (j)    Consent of Mathieson Aitken Jemison, LLP.

       (k)    Not Applicable.

       (l)    Not Applicable.

       (m)    Not Applicable.

       (n)    Not Applicable.

       (o)    Financial Data Schedule. ***

-------------

*      Filed as Exhibit to Registration Statement on Form N-1A.

** Filed as Exhibit to Pre-Effective Amendment 1 to Registration Statement on Form N-1A.

*** The Registrant's Financial Data Schedule filed as an exhibit to its Semi-Annual Report on Form N-SAR for the fiscal year ended January 31, 1999 is herein incorporated by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

       Not applicable.

ITEM 25. INDEMNIFICATION

       Pursuant to the Registrant's Certificate of Incorporation and By-Laws, each director, officer and employee of the Registrant shall be indemnified by the Registrant in connection with any proceeding in which he has been made a party by reason of such capacity other than for liabilities resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Pursuant to a contract of insurance, which the Registrant proposes to obtain, each of the Registrant's directors, officers and employees and its investment advisor will be insured against claims based upon any breach of duty, neglect, error, misstatement, misleading statement, omission or act wrongfully done or attempted other than actual or alleged fraud, dishonesty criminal or malicious acts or omissions unless such allegations are subsequently disproved.

ITEM 26. PRINCIPAL UNDERWRITERS

       Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

       As used herein, the term "records" refers to accounts, books or other documents.

       The Registrant maintains physical possession of each record set forth in Rule 31a-1(b)(1) under the Investment Company Act of 1940 (the "Act") at 1370 Avenue of the Americas, New York, New York 10019, except that records relating to receipts and deliveries of portfolio securities are in the physical possession of Firstar Bank, N.A., 425 Walnut Street, ML 5127, Cincinnati, Ohio 45202 and records relating to securities issued by the Registrant are in the physical possession of American Data Services, Inc., 150 Motor Parkway, Suite 109, Hauppauge, New York 11788 ("ADS").

       The records referred to in Rule 31a-1(b)(2)(i)(a), (b) and (c) under the Act are in the physical possession of Firstar Bank, N.A.

       The records referred to in Rule 31a-1(a) and Rule 31a-1(b)(2)(i)(d), (e) and (f) under the Act are in the physical possession of ADS.

       The records referred to in Rule 31a-1(b)(2)(ii), (iii) and (iv) and Rule 31a-1(b)(3) and (8) under the Act are in the physical possession of ADS.

       The records referred to in Rule 31a-1(b)(2)(iv) and Rule 31a-1(b)(11) under the Act are in the physical possession of ADS.

       The records referred to in Rule 31a-1(b)(4), (5), (6), (7), (9),(10) and
(11) under the Act will be in the physical possession of the Registrant.

ITEM 29. MANAGEMENT SERVICES

       Not applicable.

ITEM 30. UNDERTAKINGS

       Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 30th day of August, 1999.

                                   AMERICAN HERITAGE GROWTH FUND, INC.

                                   By:      /S/ Heiko H. Thieme
                                       -----------------------------------------
                                     Heiko H. Thieme, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

     Signature                           Title                           Date
     ---------                           -----                           ----
/s/ Heiko H. Thieme         Chief Executive Officer, Principal           August 30, 1999
-------------------         Financial and Accounting Officer
Heiko H. Thieme             and Director

/s/ John O. Koehler         Director                                     August 30, 1999
-------------------
John O. Koehler

/s/ Eugene Sarver           Director                                     August 30, 1999
-----------------
Eugene Sarver

                                 EXHIBIT INDEX

      EXHIBITS
      (j)   Consent of Mathieson Aitken Jemison, LLP